UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
J. Thomas Futrell 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

CSD | Claymore/Beacon Spin-Off ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stock - 94.9%
	Consumer Discretionary - 17.7%
7,198	Ascent Media Corp. - Class A (a)	$190,675
32,603	Hillenbrand, Inc.	791,927
29,426	HSN, Inc. (a)	793,031
29,456	Interval Leisure Group, Inc. (a)	398,245
18,835	Scripps Networks Interactive, Inc. - Class A	850,965
		3,024,843
	Consumer Staples - 13.9%
26,964	Dr Pepper Snapple Group, Inc.	1,020,857
9,579	Lorillard, Inc.	684,803
15,224	Philip Morris International, Inc.	671,683
		2,377,343
	Energy - 4.3%
43,555	Patriot Coal Corp. (a)	726,062

	Financials - 8.9%
17,400	Forestar Group, Inc. (a)	319,290
62,225	MF Global Holdings Ltd. (a)	479,132
23,036	MSCI, Inc. - Class A (a)	683,017
4,968	Tree.com, Inc. (a)	34,875
		1,516,314
	Health Care - 5.5%
16,264	Covidien PLC (Ireland)	689,431
15,702	PharMerica Corp. (a)	257,513
		946,944
	Industrials - 9.2%
14,923	John Bean Technologies Corp.	256,526
18,673	Quanex Building Products Corp.	372,153
30,799	WABCO Holdings, Inc. (a)	936,290
		1,564,969
	Information Technology - 27.8%
20,059	EchoStar Corp. - Class A (a)	421,841
18,123	Lender Processing Services, Inc.	615,095
22,586	TeleCommunication Systems, Inc. - Class A (a)	113,156
24,550	Teradata Corp. (a)	784,127
44,036	Total System Services, Inc.	642,926
32,177	Tyco Electronics Ltd. (Switzerland)	927,341
18,729	VMware, Inc. - Class A (a)	1,240,047
		4,744,533
	Materials - 3.3%
5,839	Clearwater Paper Corp. (a)	357,522
11,237	Zep, Inc.	205,412
		562,934
	Telecommunication Services - 4.3%
41,338	Telmex Internacional SAB de CV, ADR (Mexico)	738,710

	Total Common Stock - 94.9%
	(Cost - $14,287,750)	16,202,652

	Master Limited Partnerships - 5.1%
	Energy - 2.1%
22,681	Encore Energy Partners LP	352,009

	Utilities - 3.0%
33,303	Brookfield Infrastructure Partners LP (Bermuda)	522,191
	Total Master Limited Partnerships - 5.1%
	(Cost - $912,767)	874,200

	Total Investments - 100.0%
	(Cost - $15,200,517)	17,076,852
	Other Assets in excess of Liabilities - 0.0%	5,211
	Net Assets - 100.0%	$17,082,063

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SAB de CV – Variable Capital Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	83.2%
Switzerland	5.4%
Mexico	4.3%
Ireland	4.0%
Bermuda	3.1%

* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$15,458,995	$2,259,563	$(641,706)	$1,617,857

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$16,203	$-	$-	$16,203
Master Limited Partnerships	874	-	-	874
Total	$17,077	$-	$-	$17,077

EEB | Claymore/BNY Mellon BRIC ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value

	Common Stocks - 65.4%
	Consumer Discretionary - 2.6%
246,700	Ctrip.com International Ltd., ADR (China) (a)	$9,717,513
158,682	Focus Media Holding Ltd., ADR (China) (a)	2,489,721
461,728	Gafisa SA, ADR (Brazil)	5,494,563
45,223	Home Inns & Hotels Management, Inc., ADR (China) (a)	1,722,544
326,132	Melco Crown Entertainment Ltd., ADR (China) (a)	1,399,106
53,578	New Oriental Education & Technology Group, ADR (China) (a)	4,911,495
		25,734,942
	Consumer Staples - 2.1%
1,212,296	BRF - Brasil Foods SA, ADR (Brazil)	15,723,479
226,194	Wimm-Bill-Dann Foods OJSC, ADR (Russia)	4,750,074
		20,473,553
	Energy - 15.6%
259,473	China Petroleum & Chemical Corp., ADR (China)	20,410,146
230,887	CNOOC Ltd., ADR (China)	36,143,051
269,682	PetroChina Co. Ltd., ADR (China)	28,936,879
1,665,247	Petroleo Brasileiro SA, ADR (Brazil)	59,316,098
350,375	Yanzhou Coal Mining Co. Ltd., ADR (China)	8,202,279
		153,008,453
	Financials - 9.5%
1,007,476	Banco Santander Brasil SA, ADR (Brazil)	10,497,900
489,116	China Life Insurance Co. Ltd., ADR (China)	32,012,642
37,370	CNinsure, Inc., ADR (China)	934,997
134,284	E-House China Holdings Ltd., ADR (China)	1,956,518
172,498	HDFC Bank Ltd., ADR (India)	23,977,222
636,501	ICICI Bank Ltd., ADR (India)	23,416,872
		92,796,151
	Health Care - 1.3%
62,121	China Medical Technologies, Inc., ADR (China)	651,649
206,464	Dr. Reddy's Laboratories Ltd., ADR (India)	5,925,517
136,857	Mindray Medical International Ltd., ADR (China)	4,070,127
135,904	WuXi PharmaTech Cayman, Inc., ADR (China) (a)	2,431,323
		13,078,616
	Industrials - 2.5%
11,573	China Eastern Airlines Corp. Ltd., ADR (China) (a)	485,835
72,181	China Southern Airlines Co. Ltd., ADR (China) (a)	1,573,546
18,856	Duoyuan Global Water, Inc., ADR (China) (a)	386,359
207,231	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	4,513,491
65,467	Guangshen Railway Co. Ltd., ADR (China)	1,135,198
321,561	JA Solar Holdings Co. Ltd., ADR (China) (a)	1,566,002
234,575	Suntech Power Holdings Co. Ltd., ADR (China) (a)	2,369,208
452,592	Tata Motors Ltd., ADR (India)	7,549,235
175,597	Trina Solar Ltd., ADR (China) (a)	3,072,947
184,646	Yingli Green Energy Holding Co. Ltd., ADR (China) (a)	1,691,357
		24,343,178
	Information Technology - 8.9%
234,388	Baidu, Inc., ADR (China) (a)	17,159,546
17,691	Changyou.com Ltd., ADR (China) (a)	469,873
91,256	China Digital TV Holding Co. Ltd., ADR (China) (a)	538,410
213,822	Giant Interactive Group, Inc., ADR (China)	1,515,998
676,587	Infosys Technologies Ltd., ADR (India)	38,924,050
110,391	LDK Solar Co. Ltd., ADR (China) (a)	670,073
92,646	Longtop Financial Technologies Ltd., ADR (China) (a)	3,047,127
130,528	Netease.com, ADR (China) (a)	3,962,830
69,209	Patni Computer Systems Ltd., ADR (India)	1,820,889
81,297	Perfect World Co. Ltd., ADR (China) (a)	2,152,745
120,426	Renesola Ltd., ADR (China) (a)	743,028
215,738	Semiconductor Manufacturing International Corp., ADR (China) (a)	899,628
156,494	Shanda Games Ltd., ADR (China) (a)	857,587
80,246	Shanda Interactive Entertainment Ltd., ADR (China) (a)	3,290,889
53,805	VanceInfo Technologies, Inc., ADR (China) (a)	1,163,802
453,782	Wipro Ltd., ADR (India)	9,597,489
		86,813,964
	Materials - 9.9%
265,344	Aluminum Corp. of China Ltd., ADR (China) (a)	5,572,224
1,228,579	Cia Siderurgica Nacional SA, ADR (Brazil)	18,526,971
331,309	Fibria Celulose SA, ADR (Brazil) (a)	5,287,692
186,699	Mechel, ADR (Russia)	4,049,501
48,201	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)	1,809,466
637,518	Sterlite Industries India Ltd., ADR (India)	9,091,007
1,933,118	Vale SA, ADR (Brazil)	52,561,478
		96,898,339
	Telecommunication Services - 11.6%
1,255,423	China Mobile Ltd., ADR (China)	58,465,049
219,540	China Telecom Corp. Ltd., ADR (China)	10,090,058
1,842,965	China Unicom Hong Kong Ltd., ADR (China)	22,355,165
45,123	Mahanagar Telephone Nigam, ADR (India)	107,844
727,938	Mobile Telesystems OJSC, ADR (Russia)	13,998,248
56,747	Tata Communications Ltd., ADR (India)	604,356
498,744	VimpelCom Ltd., ADR (Russia) (a)	7,755,469
		113,376,189
	Utilities - 1.4%
378,138	Centrais Eletricas Brasileiras SA, ADR (Brazil)	4,719,162
96,877	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	3,663,888
36,583	CPFL Energia SA, ADR (Brazil)	2,208,150
129,640	Huaneng Power International, Inc., ADR (China)	2,845,598
		13,436,798
	Total Common Stocks - 65.4%
	(Cost $754,605,965)	639,960,183

	Preferred Stocks - 33.5%
	Consumer Discretionary - 0.4%
373,397	NET Servicos de Comunicacao SA, Preference Shares, ADR (Brazil)	3,816,117

	Consumer Staples - 3.1%
111,596	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, ADR (Brazil)	6,975,866
240,150	Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)	23,136,051
		30,111,917
	Energy - 8.0%
2,294,797	Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)	71,069,863
154,473	Ultrapar Participacoes SA, Preference Shares, ADR (Brazil)	6,875,593
		77,945,456
	Financials - 9.1%
2,395,744	Banco Bradesco SA, Preference Shares, ADR (Brazil)	39,146,457
2,734,065	Itau Unibanco Holding SA, Preference Shares, ADR (Brazil)	50,334,137
		89,480,594
	Industrials - 0.5%
217,676	Gol Linhas Aereas Inteligentes SA, Preference Shares, ADR (Brazil)	2,464,093
152,270	Tam SA, Preference Shares, ADR (Brazil)	2,054,122
		4,518,215
	Materials - 8.7%
181,620	Braskem SA, Preference Shares, ADR (Brazil) (a)	2,132,219
1,032,436	Gerdau SA, Preference Shares, ADR (Brazil)	13,896,588
3,010,775	Vale SA, Preference Shares, ADR (Brazil)	69,398,364
		85,427,171
	Telecommunication Services - 2.0%
163,389	Brasil Telecom SA, Preference Shares, ADR (Brazil) (a)	2,985,117
408,695	Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)	6,314,338
113,985	Tim Participacoes SA, Preference Shares, ADR (Brazil)	3,074,176
276,707	Vivo Participacoes SA, Preference Shares, ADR (Brazil)	7,559,635
		19,933,266
	Utilities - 1.7%
306,385	Centrais Eletricas Brasileiras SA, Preference Shares, ADR (Brazil)	4,479,349
616,709	Cia Energetica de Minas Gerais, Preference Shares, ADR (Brazil)	8,862,108
186,220	Cia Paranaense de Energia, Preference Shares, ADR (Brazil)	3,454,381
		16,795,838
	Total Preferred Stocks - 33.5%
	(Cost $370,487,137)	328,028,574

	Exchange Traded Funds - 0.2%
37,600	Vanguard Emerging Markets ETF
	(Cost $1,481,378)	1,436,320

	Total Investments - 99.1%
	(Cost $1,126,574,480)	969,425,077
	Other Assets in excess of Liabilities - 0.9%	8,440,217
	Net Assets - 100.0%	$977,865,294

ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Brazil	52.7%
China	31.5%
India	12.5%
Russia	3.1%
United States	0.2%

* Subject to change daily. Based on total investments.
See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for
	tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$1,129,531,401	$33,850,378	$(193,956,702)	$(160,106,324)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$639,960	$-	$-	$639,960
Preferred Stocks	328,029	-	-	328,029
Exchange Traded Funds	1,436	-	-	1,436
Total	$969,425	$-	$-	$969,425

XGC | Claymore/BNY Mellon International Small Cap LDRs ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.9%
	Argentina - 4.1%
1,993	Banco Macro SA, ADR	$54,309
1,787	Cresud SACIF y A, ADR	21,819
4,823	Grupo Financiero Galicia SA, ADR (a)	26,768
2,743	Pampa Energia SA, ADR	28,116
1,782	Petrobras Energia SA, ADR	25,126
4,594	Telecom Argentina SA, ADR (a)	74,882
		231,020
	Brazil - 16.4%
4,964	Brasil Telecom SA, ADR (a)	90,692
4,366	Braskem SA, ADR	51,257
3,007	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	113,725
5,704	Cia Paranaense de Energia, ADR	105,809
1,226	CPFL Energia SA, ADR	74,001
7,071	Empresa Brasileira de Aeronautica SA, ADR	154,006
5,168	Gol Linhas Aereas Inteligentes SA, ADR	58,502
11,388	NET Servicos de Comunicacao SA, ADR (a)	116,385
4,390	Tam SA, ADR, ADR (a)	59,221
3,516	Tim Participacoes SA, ADR	94,827
		918,425
	British, Virgin Islands - 0.6%
550	Duoyuan Global Water, Inc., ADR (a)	11,270
3,213	Renesola Ltd., ADR (a)	19,824
		31,094
	Cayman Islands - 21.6%
516	Changyou.com Ltd., ADR (a)	13,705
2,593	China Digital TV Holding Co. Ltd., ADR (a)	15,299
1,335	China Medical Technologies, Inc., ADR	14,004
1,344	China Real Estate Information Corp., ADR (a)	10,550
945	CNinsure, Inc., ADR	23,644
2,969	E-House China Holdings Ltd., ADR (a)	43,258
4,586	Focus Media Holding Ltd., ADR (a)	71,954
5,983	Giant Interactive Group, Inc., ADR	42,420
7,849	Himax Technologies, Inc., ADR	23,939
1,285	Home Inns & Hotels Management, Inc., ADR (a)	48,946
7,022	JA Solar Holdings Co. Ltd., ADR (a)	34,197
3,135	LDK Solar Co. Ltd., ADR (a)	19,030
2,031	Longtop Financial Technologies Ltd., ADR (a)	66,800
7,208	Melco Crown Entertainment Ltd., ADR (a)	30,922
4,106	NetEase.com, ADR (a)	124,658
1,653	New Oriental Education & Technology Group, ADR (a)	151,531
1,844	Perfect World Co. Ltd., ADR (a)	48,829
19,050	Semiconductor Manufacturing International Corp., ADR (a)	79,439
4,438	Shanda Games Ltd., ADR (a)	24,320
2,161	Shanda Interactive Entertainment Ltd., ADR (a)	88,623
6,951	Suntech Power Holdings Co. Ltd., ADR (a)	70,205
3,975	Trina Solar Ltd., ADR (a)	69,563
1,156	VanceInfo technologies, Inc., ADR (a)	25,004
2,578	VisionChina Media, Inc., ADR (a)	7,760
3,443	WuXi PharmaTech Cayman, Inc., ADR (a)	61,595
5,199	Yingli Green Energy Holding Co. Ltd., ADR (a)	47,623
		1,257,818
	Chile- 9.1%
922	Banco de Chile, ADR	53,587
2,284	Banco Santander Chile, ADR	141,768
1,219	Cia Cervecerias Unidas SA, ADR	49,845
1,053	CorpBanca SA, ADR	44,826
1,465	Embotelladora Andina SA, ADR - Class B	30,120
7,564	Lan Airlines SA, ADR	140,690
1,133	Vina Concha y Toro SA, ADR	47,008
		507,844
	China- 5.5%
1,026	China Eastern Airlines Corp. Ltd., ADR (a)	43,071
1,982	China Southern Airlines Co. Ltd., ADR (a)	43,208
1,611	Guangshen Railway Co. Ltd., ADR	27,935
4,345	Huaneng Power International, Inc., ADR	95,373
1,311	Sinopec Shanghai Petrochemical Co. Ltd., ADR	49,215
		258,802
	Denmark - 0.3%
2,009	Torm A/S, ADR	15,710

	Hungary - 1.3%
4,839	Magyar Telekom Telecommunications PLC, ADR	73,214

	India - 4.7%
6,389	Dr Reddys Laboratories Ltd., ADR	183,364
5,101	Mahanagar Telephone Nigam, ADR	12,191
2,015	Patni Computer Systems Ltd., ADR	53,015
1,419	Tata Communications Ltd., ADR	15,112
		263,682
	Indonesia - 0.6%
1,267	Indosat Tbk PT, ADR	35,134

	Ireland - 5.9%
48,100	Governor & Co. of the Bank of Ireland (The), ADR (a)	245,310
3,085	ICON PLC, ADR (a)	85,825
		331,135
	Israel - 3.3%
3,515	Nice Systems Ltd., ADR (a)	104,817
4,651	Partner Communications Co. Ltd., ADR	82,881
		187,698
	Japan - 3.2%
5,459	Konami Corp., ADR	89,910
1,598	Wacoal Holdings Corp., ADR	90,623
		180,533
	Luxembourg - 1.1%
1,736	Ternium SA, ADR	59,111

	Mexico - 7.5%
1,541	Coca-Cola Femsa SAB de CV, ADR	102,507
1,895	Desarrolladora Homex SAB de CV, ADR (a)	49,952
8,484	Empresas ICA SAB de CV, ADR (a)	78,477
2,060	Gruma SAB de CV, ADR (a)	12,525
1,129	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	15,129
2,713	Grupo Aeroportuario del Pacifico SAB de CV, ADR	92,242
1,022	Grupo Aeroportuario del Sureste SAB de CV, ADR	52,296
1,966	Grupo Simec SAB de CV, ADR (a)	14,470
		417,598
	Netherlands - 2.6%
2,262	ASM International NV (a)	46,642
1,469	CNH Global NV	37,695
3,416	Crucell NV, ADR (a)	60,292
		144,629
	Russia - 4.3%
4,951	Mechel, ADR	107,387
6,465	Wimm-Bill-Dann Foods OJSC, ADR	135,765
		243,152
	South Africa - 2.0%
2,198	DRDGOLD Ltd., ADR	9,715
27,196	Sappi Ltd., ADR	102,529
		112,244
	South Korea - 2.7%
4,126	Woori Finance Holdings Co. Ltd., ADR	153,982

	United Kingdom - 3.1%
12,574	Tomkins PLC, ADR	176,036

	Total Investments - 99.9%
	(Cost $6,186,883)	5,598,861
	Other Assets in excess of Liabilities - 0.1%	4,513
	Net Assets - 100.0%	$5,603,374

ADR - American Depositary Receipt
A/S - Stock Company
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV – Variable Capital Company

(a) non-income producing security.

Sector*
Industrials	21.6%
Information Technology	15.8%
Financials	14.3%
Consumer Discretionary	10.2%
Telecommunication Services	8.6%
Utilities	7.5%
Health Care	7.2%
Consumer Staples	7.1%
Materials	7.0%
Energy	0.7%

* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$6,187,338	$154,853	$(743,330)	$(588,477)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$5,599	$-	$-	$5,599
Total	$5,599	$-	$-	$5,599

OTR | Claymore/Ocean Tomo Growth Index ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.7%
	Consumer Discretionary - 15.4%
3,198	Amazon.com, Inc. (a)	$401,221
405	Bally Technologies, Inc. (a)	17,212
6,937	DIRECTV - Class A (a)	261,455
2,320	McGraw-Hill Cos., Inc. (The)	64,496
405	NetFlix, Inc. (a)	45,016
312	priceline.com, Inc. (a)	59,642
28,800	Sirius XM Radio, Inc. (a)	29,664
441	Smith & Wesson Holding Corp. (a)	1,921
556	Tempur-Pedic International, Inc. (a)	18,459
		899,086
	Consumer Staples - 12.0%
15,302	Altria Group, Inc.	310,478
3,146	Avon Products, Inc.	83,337
2,543	Campbell Soup Co.	91,065
3,596	Coca-Cola Enterprises, Inc.	93,856
962	Green Mountain Coffee Roasters, Inc. (a)	22,751
2,323	HJ Heinz Co.	102,630
		704,117
	Health Care - 25.0%
1,046	Amylin Pharmaceuticals, Inc. (a)	17,280
686	Arena Pharmaceuticals, Inc. (a)	2,113
176	CardioNet, Inc. (a)	1,359
3,388	Celgene Corp. (a)	178,751
713	CR Bard, Inc.	57,732
962	Dendreon Corp. (a)	41,751
6,680	Gilead Sciences, Inc. (a)	239,946
19,165	GlaxoSmithKline PLC, ADR (United Kingdom)	641,261
917	Illumina, Inc. (a)	38,551
520	Immucor, Inc. (a)	10,213
282	Intuitive Surgical, Inc. (a)	91,021
711	Myriad Genetics, Inc. (a)	12,976
492	Savient Pharmaceuticals, Inc. (a)	5,924
393	Sequenom, Inc. (a)	2,409
601	Valeant Pharmaceuticals International (a)	27,934
1,416	Vertex Pharmaceuticals, Inc. (a)	48,979
703	Waters Corp. (a)	48,113
		1,466,313
	Industrials - 11.9%
5,368	Boeing Co. (The)	344,518
2,813	Lockheed Martin Corp.	224,815
661	Oshkosh Corp. (a)	23,485
1,525	Pitney Bowes, Inc.	34,526
1,162	Rockwell Collins, Inc.	67,791
		695,135
	Information Technology - 34.5%
5,441	Accenture PLC - Class A (Ireland)	204,146
4,918	Advanced Micro Devices, Inc. (a)	42,147
2,175	Altera Corp.	51,265
1,353	Amkor Technology, Inc. (a)	9,214
942	Art Technology Group, Inc. (a)	3,523
1,971	Cadence Design Systems, Inc. (a)	13,206
14,447	Dell, Inc. (a)	192,578
582	F5 Networks, Inc. (a)	40,932
6,813	International Business Machines Corp.	853,396
1,749	National Semiconductor Corp.	24,573
1,177	NCR Corp. (a)	15,631
2,479	NetApp, Inc. (a)	93,409
776	Rambus, Inc. (a)	18,189
4,198	Research In Motion Ltd. (Canada) (a)	254,819
2,929	SAIC, Inc. (a)	50,350
251	Synaptics, Inc. (a)	7,510
802	TiVo, Inc. (a)	7,250
542	Varian Semiconductor Equipment Associates, Inc. (a)	16,851
1,427	VeriSign, Inc. (a)	39,828
5,167	Western Union Co. (The)	82,465
		2,021,282
	Materials - 0.9%
1,062	Celanese Corp. - Series A	30,447
1,022	Nalco Holding Co.	23,159
		53,606

	Total Common Stocks - 99.7%
	(Cost $5,968,406)	5,839,539

	Exchange-Traded Funds - 0.3%
350	iShares S&P 500 Growth Index Fund
	(Cost $19,812)	19,551

	Total Investments - 100.0%
	(Cost - $5,988,218)	5,859,090
	Other Assets in excess of Liabilities - 0.0%	1,423
	Net Assets - 100.0%	$5,860,513

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	81.2%
United Kingdom	10.9%
Canada	4.4%
Ireland	3.5%

* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$5,995,817	$223,008	$(359,735)	$(136,727)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$5,839	$-	$-	$5,839
Exchange-Traded Funds	20	-	-	20
Total	$5,859	$-	$-	$5,859

OTP | Claymore/Ocean Tomo Patent ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.6%
	Consumer Discretionary - 6.9%
1,369	Amazon.com, Inc. (a)	$171,755
220	American Axle & Manufacturing Holdings, Inc. (a)	1,973
264	Autoliv, Inc. (Sweden) (a)	12,540
168	Bally Technologies, Inc. (a)	7,140
361	BorgWarner, Inc. (a)	13,451
272	Brunswick Corp.	4,752
197	Callaway Golf Co.	1,659
2,081	CBS Corp. - Class B	30,299
431	Dana Holding Corp. (a)	4,681
2,872	DIRECTV - Class A (a)	108,246
865	Discovery Communications, Inc. - Class A (a)	32,576
266	DreamWorks Animation SKG, Inc. - Class A (a)	7,897
467	Fortune Brands, Inc.	22,159
716	Gannett Co., Inc.	11,127
615	Garmin, Ltd. (Cayman Islands)	20,652
421	Gentex Corp.	8,285
742	Goodyear Tire & Rubber Co. (a)	8,830
211	Harman International Industries, Inc. (a)	6,815
5,636	Honda Motor Co., Ltd. - ADR (Japan)	171,278
909	International Game Technology	17,789
268	Jarden Corp.	7,801
464	Leggett & Platt, Inc.	10,802
965	McGraw-Hill Cos., Inc.	26,827
210	Mohawk Industries, Inc. (a)	11,794
168	NetFlix, Inc. (a)	18,673
853	Newell Rubbermaid, Inc.	14,211
140	priceline.com, Inc. (a)	26,762
393	Quiksilver, Inc. (a)	1,831
11,943	Sirius XM Radio, Inc. (a)	12,301
182	Smith & Wesson Holding Corp. (a)	793
3,079	Sony Corp. - ADR (Japan)	94,772
226	Tempur-Pedic International, Inc. (a)	7,503
183	Tenneco, Inc. (a)	4,055
3,533	Time Warner, Inc.	109,488
362	TRW Automotive Holdings Corp. (a)	10,889
231	Whirlpool Corp.	24,126
181	WMS Industries, Inc. (a)	8,386
		1,054,918
	Consumer Staples - 3.0%
6,396	Altria Group, Inc.	129,775
1,334	Avon Products, Inc.	35,338
442	Bunge Ltd. (Bermuda)	21,552
1,061	Campbell Soup Co.	37,994
1,517	Coca-Cola Enterprises, Inc.	39,594
1,358	ConAgra Foods, Inc.	32,837
604	Del Monte Foods Co.	8,806
411	Green Mountain Coffee Roasters, Inc. (a)	9,720
966	HJ Heinz Co.	42,678
572	Molson Coors Brewing Co. - Class B	23,475
895	Reynolds American, Inc.	46,665
505	Smithfield Foods, Inc. (a)	8,706
1,159	Tyson Foods, Inc. - Class A	20,375
		457,515
	Energy - 12.3%
154	ATP Oil & Gas Corp. (a)	1,639
1,309	Baker Hughes, Inc.	49,925
9,616	BP PLC - ADR (United Kingdom)	413,007
6,170	Chevron Corp.	455,778
237	Complete Production Services, Inc. (a)	3,083
4,690	ConocoPhillips	243,224
252	Dresser-Rand Group, Inc. (a)	8,021
2,781	Halliburton Co.	69,052
550	International Coal Group, Inc. (a)	2,382
363	ION Geophysical Corp. (a)	1,971
379	Key Energy Services, Inc. (a)	3,623
1,285	National Oilwell Varco, Inc.	48,997
93	Overseas Shipholding Group, Inc.	3,598
349	Rowan Cos., Inc. (a)	8,641
9,585	Royal Dutch Shell PLC, ADR (United Kingdom)	502,254
766	Smith International, Inc.	28,771
361	Sunoco, Inc.	10,783
320	USEC, Inc. (a)	1,690
2,268	Weatherford International, Ltd. (Switzerland) (a)	32,024
		1,888,463
	Financials - 1.3%
3,680	American Express Co.	146,722
783	Ameriprise Financial, Inc.	31,155
454	East West Bancorp, Inc.	7,718
9,891	Freddie Mac (a)	12,265
		197,860
	Health Care - 19.4%
4,769	Abbott Laboratories	226,814
192	Affymetrix, Inc. (a)	1,258
270	Alkermes, Inc. (a)	3,066
940	Allergan, Inc.	56,579
433	Amylin Pharmaceuticals, Inc. (a)	7,153
282	Arena Pharmaceuticals, Inc. (a)	869
1,851	Baxter International, Inc.	78,168
729	Becton Dickinson & Co.	51,978
818	Biogen Idec, Inc. (a)	38,798
4,627	Boston Scientific Corp. (a)	27,993
5,265	Bristol-Myers Squibb Co.	122,201
1,104	Cardinal Health, Inc.	38,077
71	CardioNet, Inc. (a)	548
1,412	Celgene Corp. (a)	74,497
226	Cephalon, Inc. (a)	13,302
1,540	Covidien PLC (Ireland)	65,281
295	CR Bard, Inc.	23,886
408	Dendreon Corp. (a)	17,707
827	Genzyme Corp. (a)	40,234
2,771	Gilead Sciences, Inc. (a)	99,534
7,974	GlaxoSmithKline PLC - ADR (United Kingdom)	266,810
785	Hologic, Inc. (a)	11,696
379	Illumina, Inc. (a)	15,933
212	Immucor, Inc. (a)	4,164
120	Intuitive Surgical, Inc. (a)	38,732
97	Jazz Pharmaceuticals, Inc. (a)	787
8,453	Johnson & Johnson	492,810
221	Kinetic Concepts, Inc. (a)	9,149
758	King Pharmaceuticals, Inc. (a)	6,572
555	Life Technologies Corp. (a)	27,783
168	LifePoint Hospitals, Inc. (a)	5,962
179	Medicis Pharmaceutical Corp. - Class A	4,151
3,383	Medtronic, Inc.	132,546
294	Myriad Genetics, Inc. (a)	5,366
180	OSI Pharmaceuticals, Inc. (a)	10,328
337	PDL BioPharma, Inc.	1,810
361	PerkinElmer, Inc.	8,191
24,781	Pfizer, Inc.	377,415
8,100	Sanofi-Aventis SA - ADR (France)	242,271
207	Savient Pharmaceuticals, Inc. (a)	2,492
165	Sequenom, Inc. (a)	1,011
574	Shire PLC - ADR (Channel Islands)	35,135
1,000	St. Jude Medical, Inc. (a)	37,340
1,218	Stryker Corp.	64,591
1,258	Thermo Fisher Scientific, Inc. (a)	65,491
251	Valeant Pharmaceuticals International (a)	11,666
389	Varian Medical Systems, Inc. (a)	19,485
616	Vertex Pharmaceuticals, Inc. (a)	21,307
293	Waters Corp. (a)	20,053
379	Watson Pharmaceuticals, Inc. (a)	16,737
623	Zimmer Holdings, Inc. (a)	34,844
		2,980,571
	Industrials - 10.0%
281	AGCO Corp. (a)	8,084
1,021	AMR Corp. (a)	7,831
282	ArvinMeritor, Inc. (a)	4,100
348	Avery Dennison Corp.	11,895
309	BE Aerospace, Inc. (a)	8,380
2,331	Boeing Co.	149,604
515	Cooper Industries PLC (Ireland)	24,189
997	Danaher Corp.	79,142
505	Eaton Corp.	35,325
134	Energy Conversion Devices, Inc. (a)	744
546	Evergreen Solar, Inc. (a)	519
32,782	General Electric Co.	535,986
2,353	Honeywell International, Inc.	100,638
979	Ingersoll-Rand PLC (Ireland)	36,526
560	ITT Corp.	27,037
491	KBR, Inc.	10,792
251	Kennametal, Inc.	7,081
355	L-3 Communications Holdings, Inc.	29,334
1,140	Lockheed Martin Corp.	91,109
403	Manitowoc Co., Inc.	4,808
1,104	Masco Corp.	14,738
924	Northrop Grumman Corp.	55,893
277	Oshkosh Corp. (a)	9,842
392	Owens Corning (a)	13,065
361	Pall Corp.	12,292
632	Pitney Bowes, Inc.	14,308
1,175	Raytheon Co.	61,582
434	Rockwell Automation, Inc.	23,189
487	Rockwell Collins, Inc.	28,412
630	RR Donnelley & Sons Co.	12,071
152	SPX Corp.	8,983
334	Terex Corp. (a)	7,268
827	Textron, Inc.	17,094
295	Timken Co.	8,493
1,565	Tyco International, Ltd. (Switzerland)	56,637
541	UAL Corp. (a)	10,825
255	URS Corp. (a)	11,368
306	USG Corp. (a)	5,361
		1,544,545
	Information Technology - 37.0%
2,245	Accenture PLC - Class A (Ireland)	84,232
288	ADC Telecommunications, Inc. (a)	2,379
2,045	Advanced Micro Devices, Inc. (a)	17,526
1,061	Agilent Technologies, Inc. (a)	34,334
530	Akamai Technologies, Inc. (a)	21,052
7,108	Alcatel-Lucent - ADR (France) (a)	18,268
927	Altera Corp.	21,849
628	Amdocs Ltd. (Channel Islands) (a)	17,898
522	Amkor Technology, Inc. (a)	3,555
914	Analog Devices, Inc.	26,661
2,795	Apple, Inc. (a)	718,762
4,126	Applied Materials, Inc.	53,267
268	Ariba, Inc. (a)	4,033
1,343	ARM Holdings PLC - ADR (United Kingdom)	14,424
380	Arris Group, Inc. (a)	4,169
468	Art Technology Group, Inc. (a)	1,750
1,384	Atmel Corp. (a)	7,065
2,711	AU Optronics Corp. - ADR (Taiwan)	26,351
702	Autodesk, Inc. (a)	20,541
1,522	Broadcom Corp. - Class A	52,539
1,608	CA, Inc.	32,562
814	Cadence Design Systems, Inc. (a)	5,454
4,097	Canon, Inc. - ADR (Japan)	167,485
284	Ciena Corp. (a)	4,422
17,586	Cisco Systems, Inc. (a)	407,292
291	CommScope, Inc. (a)	8,206
728	Compuware Corp. (a)	5,962
4,761	Corning, Inc.	82,984
330	Cree, Inc. (a)	21,902
475	Cypress Semiconductor Corp. (a)	5,410
6,013	Dell, Inc. (a)	80,153
6,295	EMC Corp. (a)	117,213
403	Entegris, Inc. (a)	2,176
244	F5 Networks, Inc. (a)	17,161
379	Fairchild Semiconductor International, Inc. (a)	3,790
228	Finisar Corp. (a)	3,466
270	Harmonic, Inc. (a)	1,563
404	Harris Corp.	18,952
7,203	Hewlett-Packard Co.	331,410
358	IAC/InterActive Corp. (a)	8,397
493	Integrated Device Technology, Inc. (a)	2,879
16,967	Intel Corp.	363,433
3,939	International Business Machines Corp.	493,399
377	Intersil Corp. - Class A	5,018
683	JDS Uniphase Corp. (a)	7,855
1,608	Juniper Networks, Inc. (a)	42,805
520	KLA-Tencor Corp.	16,000
391	Lam Research Corp. (a)	14,803
239	Lexmark International, Inc. - Class A (a)	8,974
2,196	LG Display Co. Ltd. - ADR (South Korea)	39,286
588	Logitech International SA (Switzerland) (a)	8,344
2,000	LSI Corp. (a)	10,660
1,966	Marvell Technology Group, Ltd. (Bermuda) (a)	37,315
937	Maxim Integrated Products, Inc.	16,641
487	McAfee, Inc. (a)	15,487
686	MEMC Electronic Materials, Inc. (a)	7,786
560	Microchip Technology, Inc.	15,596
2,600	Micron Technology, Inc. (a)	23,634
251	Microsemi Corp. (a)	3,886
26,919	Microsoft Corp.	694,510
533	Molex, Inc.	11,289
7,104	Motorola, Inc. (a)	48,662
727	National Semiconductor Corp.	10,214
489	NCR Corp. (a)	6,494
1,059	NetApp, Inc. (a)	39,903
11,504	Nokia OYJ - ADR (Finland)	116,421
1,063	Novell, Inc. (a)	6,197
296	Novellus Systems, Inc. (a)	7,643
872	Nuance Communications, Inc. (a)	14,855
1,748	Nvidia Corp. (a)	22,969
1,298	ON Semiconductor Corp. (a)	9,488
687	PMC - Sierra, Inc. (a)	5,565
254	Polycom, Inc. (a)	7,628
5,038	Qualcomm, Inc.	179,151
355	Rambus, Inc. (a)	8,321
1,712	Research In Motion Ltd. (Canada) (a)	103,918
320	Rovi Corp. (a)	11,949
1,218	SAIC, Inc. (a)	20,937
698	SanDisk Corp. (a)	32,541
231	Sanmina-SCI Corp. (a)	3,523
1,523	Seagate Technology (Cayman Islands) (a)	23,393
139	Silicon Laboratories, Inc. (a)	6,315
1,914	Siliconware Precision Industries Co. - ADR (Taiwan)	10,412
529	Skyworks Solutions, Inc. (a)	8,427
2,501	Symantec Corp. (a)	35,439
101	Synaptics, Inc. (a)	3,022
447	Synopsys, Inc. (a)	9,575
10,054	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	100,942
1,216	Tellabs, Inc.	10,944
530	Teradata Corp. (a)	16,928
3,814	Texas Instruments, Inc.	93,138
334	TiVo, Inc. (a)	3,019
365	Trimble Navigation Ltd. (a)	10,487
462	TriQuint Semiconductor, Inc. (a)	3,243
1,410	Tyco Electronics Ltd. (Switzerland)	40,636
7,971	United Microelectronics Corp. - ADR (Taiwan) (a)	26,384
224	Varian Semiconductor Equipment Associates, Inc. (a)	6,964
263	VeriFone Systems, Inc. (a)	5,307
589	VeriSign, Inc. (a)	16,439
573	Vishay Intertechnology, Inc. (a)	5,186
1,251	VMware, Inc. - Class A (a)	82,829
702	Western Digital Corp. (a)	24,437
2,072	Western Union Co.	33,069
4,235	Xerox Corp.	39,428
850	Xilinx, Inc.	20,783
4,307	Yahoo!, Inc. (a)	66,069
		5,675,409
	Materials - 3.5%
652	Air Products & Chemicals, Inc.	45,027
3,136	Alcoa, Inc.	36,503
240	Ashland, Inc.	12,866
448	Celanese Corp. - Series A	12,844
3,538	Dow Chemical Co.	95,208
223	Eastman Chemical Co.	13,467
727	Ecolab, Inc.	34,336
2,783	EI Du Pont de Nemours & Co.	100,661
265	Ferro Corp. (a)	2,388
728	Huntsman Corp.	7,265
1,341	International Paper Co.	31,151
389	Louisiana-Pacific Corp. (a)	3,307
529	MeadWestvaco Corp.	12,643
421	Nalco Holding Co.	9,540
239	Olin Corp.	4,582
515	PPG Industries, Inc.	32,996
488	Sealed Air Corp.	10,170
375	Solutia, Inc. (a)	5,681
1,805	Teck Resources Ltd. - Class B (Canada) (a)	61,406
		532,041
	Telecommunication Services - 6.1%
18,128	AT&T, Inc.	440,510
5,018	Level 3 Communications, Inc. (a)	6,724
9,670	Nippon Telegraph & Telephone Corp. - ADR (Japan)	198,042
9,316	Sprint Nextel Corp. (a)	47,791
8,710	Verizon Communications, Inc.	239,699
		932,766
	Utilities - 0.1%
674	Pepco Holdings, Inc.	10,871
309	Pinnacle West Capital Corp.	10,849
		21,720
	Total Common Stock - 99.6%
	(Cost $16,425,476)	15,285,808

	Exchange Traded Funds - 0.2%
220	SPDR S&P 500 ETF Trust
	(Cost $24,941)	24,077

	Total Investments - 99.8%
	(Cost $16,450,417)	15,309,885
	Other Assets in excess of Liabilities - 0.2%	37,898
	Net Assets - 100.0%	$15,347,783

ADR - American Depositary Receipt
OYJ - Public Stock Company
PLC - Public Limited Company
SA - Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	79.8%
United Kingdom	7.8%
Japan	4.1%
France	1.7%
Ireland	1.4%
Canada	1.1%
Switerland	0.9%
Finland	0.8%
Sweden	0.7%
Taiwan	0.4%
Bermuda	0.4%
Channel Islands	0.3%
Cayman Islands	0.3%
South Korea	0.3%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$16,452,157	$658,541	$(1,800,813)	$(1,142,272)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,286	$-	$-	$15,286
Exchange Traded Funds	24	-	-	24
Total	$15,310	$-	$-	$15,310

RYJ | Claymore/Raymond James SB-1 Equity ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Total Investments - 100.1%
	Common Stocks - 95.1%
	Consumer Discretionary - 15.6%
7,716	Advance Auto Parts, Inc.	$399,380
2,023	Autozone, Inc. (a)	386,150
9,604	Best Buy Co., Inc.	405,769
10,904	Big Lots, Inc. (a)	385,238
36,998	Carmike Cinemas, Inc. (a)	410,678
11,176	Carnival Corp. (Panama)	404,906
49,547	Carrols Restaurant Group, Inc. (a)	310,660
24,805	Cinemark Holdings, Inc.	396,632
30,658	Culp, Inc. (a)	401,620
6,206	Dollar Tree, Inc. (a)	388,434
14,330	Dress Barn, Inc. (The) (a)	392,499
20,094	Ethan Allen Interiors, Inc.	405,899
11,584	Home Depot, Inc.	392,234
34,805	La-Z-Boy, Inc. (a)	413,135
7,954	O'Reilly Automotive, Inc. (a)	405,813
5,078	Panera Bread Co. - Class A (a)	410,455
52,910	Pier 1 Imports, Inc. (a)	420,635
6,787	Polaris Industries, Inc.	398,397
20,024	Red Robin Gourmet Burgers, Inc. (a)	412,695
26,816	Regal Entertainment Group - Class A	408,676
39,642	Select Comfort Corp. (a)	444,783
48,537	Service Corp International	414,506
7,173	Stanley Black & Decker, Inc.	400,182
		9,209,376
	Consumer Staples - 0.7%
7,829	Wal-Mart Stores, Inc.	395,834

	Energy - 16.7%
11,074	Alpha Natural Resources, Inc. (a)	424,909
84,113	BPZ Resources, Inc. (a)	430,659
25,577	Brigham Exploration Co. (a)	439,413
11,247	Cameron International Corp. (a)	407,141
5,425	Chevron Corp.	400,745
5,958	Cimarex Energy Co.	437,794
8,301	Concho Resources, Inc. (a)	432,067
9,262	Continental Resources, Inc. (a)	436,796
16,048	Forest Oil Corp. (a)	427,519
35,400	Helix Energy Solutions Group, Inc. (a)	385,506
7,535	Hess Corp.	400,862
22,887	Nabors Industries Ltd. (Bermuda) (a)	435,540
10,690	National Oilwell Varco, Inc.	407,610
12,681	Noble Corp. (Switzerland)	368,637
6,718	Pioneer Natural Resources Co.	427,937
18,419	Plains Exploration & Production Co. (a)	407,060
32,454	Resolute Energy Corp. (a)	408,596
6,732	Schlumberger Ltd. (Netherlands Antilles)	378,002
16,007	T-3 Energy Services, Inc. (a)	426,907
37,278	Tetra Technologies, Inc. (a)	375,017
6,888	Transocean Ltd. (Switzerland) (a)	391,032
10,230	Unit Corp. (a)	418,305
28,402	Weatherford International Ltd. (Switzerland) (a)	401,036
5,107	Whiting Petroleum Corp. (a)	427,507
		9,896,597
	Financials - 16.0%
9,265	Aflac, Inc.	410,439
13,105	Allstate Corp. (The)	401,406
25,414	Bank of America Corp.	400,016
24,866	BioMed Realty Trust, Inc. - REIT	422,971
37,067	Cardinal Financial Corp.	389,203
104,139	Citigroup, Inc. (a)	412,390
10,365	Comerica, Inc.	394,907
17,379	Community Bank System, Inc.	397,110
10,728	Corporate Office Properties Trust - REIT	406,698
7,197	Digital Realty Trust, Inc. - REIT	409,581
16,541	DuPont Fabros Technology, Inc. - REIT	422,457
24,931	First Financial Bancorp	396,278
66,720	GFI Group, Inc.	403,656
8,604	Hudson Valley Holding Corp.	205,808
7,356	Iberiabank Corp.	404,065
22,456	Lakeland Bancorp, Inc.	223,213
25,495	New York Community Bancorp, Inc.	409,195
6,103	Park National Corp.	394,864
27,819	People's United Financial, Inc.	388,631
20,126	Progressive Corp. (The)	394,268
8,616	Reinsurance Group of America, Inc.	404,694
22,417	Texas Capital Bancshares, Inc. (a)	409,559
6,424	Tower Bancorp, Inc.	151,349
13,621	Wells Fargo & Co.	390,786
11,170	Wintrust Financial Corp.	398,322
		9,441,866
	Health Care - 3.4%
18,050	American Medical Systems Holdings, Inc. (a)	407,208
13,007	AmerisourceBergen Corp.	406,859
9,428	Covidien PLC (Ireland)	399,653
18,024	Parexel International Corp. (a)	402,025
72,494	Tenet Healthcare Corp. (a)	414,666
		2,030,411
	Industrials - 11.6%
8,569	Alaska Air Group, Inc. (a)	400,172
13,312	American Superconductor Corp. (a)	408,146
6,382	Clean Harbors, Inc. (a)	404,555
8,175	Copa Holdings SA - Class A (Panama)	416,925
13,093	HUB Group, Inc. - Class A (a)	400,646
20,034	IESI-BFC Ltd. (Canada)	404,086
28,118	Knoll, Inc.	415,865
29,093	Masco Corp.	388,392
7,248	Norfolk Southern Corp.	409,222
34,530	RailAmerica, Inc. (a)	385,700
13,833	Republic Services, Inc.	402,817
17,434	Ryanair Holdings PLC, ADR (Ireland) (a)	410,396
10,736	Stanley, Inc. (a)	396,588
48,720	Steelcase, Inc. - Class A	408,274
22,953	Trina Solar Ltd., ADR (Cayman Islands) (a)	401,678
11,531	Waste Connections, Inc. (a)	406,007
35,788	Waste Services, Inc. (a)	401,899
		6,861,368
	Information Technology - 26.3%
47,947	ADC Telecommunications, Inc. (a)	396,042
14,585	ADTRAN, Inc.	400,067
5,684	Alliance Data Systems Corp. (a)	401,631
17,182	Altera Corp.	404,980
13,730	Analog Devices, Inc.	400,504
107,259	Art Technology Group, Inc. (a)	401,149
9,807	Automatic Data Processing, Inc.	400,910
19,831	CA, Inc.	401,578
45,298	Cogent, Inc. (a)	404,058
13,845	Comtech Telecommunications Corp. (a)	398,874
18,612	Constant Contact, Inc. (a)	399,414
21,153	Diodes, Inc. (a)	417,983
4,333	Equinix, Inc. (a)	398,679
40,332	Fairchild Semiconductor International, Inc. (a)	403,320
61,506	Flextronics International Ltd. (Singapore) (a)	403,479
14,155	FLIR Systems, Inc. (a)	403,276
9,559	Global Payments, Inc.	403,294
8,544	Harris Corp.	400,799
8,585	Hewlett-Packard Co.	394,996
10,458	Hughes Communications, Inc. (a)	271,594
35,722	JDS Uniphase Corp. (a)	410,803
24,014	KVH Industries, Inc. (a)	313,143
75,122	LSI Corp. (a)	400,400
44,732	Micron Technology, Inc. (a)	406,614
25,494	Microsemi Corp. (a)	394,647
58,318	Motorola, Inc. (a)	399,478
25,122	Nuance Communications, Inc. (a)	427,953
31,019	NVIDIA Corp. (a)	407,590
24,209	Rackspace Hosting, Inc. (a)	426,078
27,899	Radiant Systems, Inc. (a)	386,680
83,753	RF Micro Devices, Inc. (a)	402,014
26,401	Skyworks Solutions, Inc. (a)	420,568
15,234	SYNNEX Corp. (a)	407,205
54,522	Terremark Worldwide, Inc. (a)	409,460
20,084	TNS, Inc. (a)	386,215
36,720	ValueClick, Inc. (a)	427,054
5,395	Visa, Inc. - Class A	390,922
26,742	Vocus, Inc. (a)	418,780
16,581	Xilinx, Inc.	405,405
		15,547,636
	Telecommunication Services - 4.8%
9,933	American Tower Corp. - Class A (a)	402,584
25,763	Cbeyond, Inc. (a)	402,676
10,836	Crown Castle International Corp. (a)	401,257
50,924	Frontier Communications Corp.	404,846
44,734	Iridium Communications, Inc. (a)	405,290
11,286	NII Holdings, Inc. (a)	411,600
12,340	SBA Communications Corp. - Class A (a)	407,590
		2,835,843
	Total Common Stocks - 95.1%
	(Cost $52,518,905)	56,218,931

	Master Limited Partnerships - 5.0%
	Energy - 4.3%
12,317	Enterprise Products Partners LP	413,851
14,831	EV Energy Partner LP	434,103
11,270	Inergy LP	411,693
19,912	Legacy Reserves LP	446,029
14,591	Teekay LNG Partners LP (Marshall Islands)	421,680
21,268	Teekay Offshore Partners LP (Marshall Islands)	416,215
		2,543,571
	Utilities - 0.7%
8,840	Suburban Propane Partners LP	403,192

	Total Master Limited Partnerships - 5.0%
	(Cost $2,291,480)	2,946,763

	Total Investments - 100.1%
	(Cost $54,810,385)	59,165,694
	Liabilities in excess of Other Assets - (0.1%)	(52,037)
	Net Assets - 100.0%	$59,113,657

ADR -	American Depositary Receipt
LP -	Limited Partnership
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
SA -	Corporation

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	90.4%
	Switzerland	2.0%
	Marshall Islands	1.4%
	Panama	1.4%
	Ireland	1.4%
	Bermuda	0.7%
	Canada	0.7%
	Singapore	0.7%
	Cayman Islands	0.7%
	Netherlands Antilles	0.6%
	* Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$58,960,976	$6,669,544	$(6,464,826)	$204,718

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$56,219	$-	$-	$56,219
Master Limited Partnerships	2,947	-	-	2,947
Total	$59,166	$-	$-	$59,166

DEF | Claymore/Sabrient Defensive Equity Index ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 88.4%
	Consumer Discretionary - 7.1%
5,502	Cablevision Systems Corp. - Class A	$136,505
2,288	Dollar Tree, Inc. (a)	143,206
3,522	Family Dollar Stores, Inc.	143,486
4,092	Garmin Ltd. (Cayman Islands)	137,409
1,974	McDonald's Corp.	132,001
4,030	Walt Disney Co. (The)	134,683
3,428	Yum! Brands, Inc.	140,377
		967,667
	Consumer Staples - 15.9%
2,253	British American Tobacco PLC, ADR (United Kingdom)	131,913
3,899	Campbell Soup Co.	139,623
2,022	Church & Dwight Co, Inc.	133,068
2,196	Clorox Co.	137,953
2,607	Coca-Cola Co. (The)	134,000
5,271	Coca-Cola Enterprises, Inc.	137,573
1,676	Colgate-Palmolive Co.	130,879
5,787	ConAgra Foods, Inc.	139,930
3,036	HJ Heinz Co.	134,130
3,409	Hormel Foods Corp.	135,678
2,552	Kellogg Co.	136,353
2,251	Kimberly-Clark Corp.	136,636
6,255	Kroger Co. (The)	125,913
1,801	Lorillard, Inc.	128,753
2,124	PepsiCo, Inc.	133,578
4,587	Sysco Corp.	136,738
		2,152,718
	Energy - 1.0%
2,967	Enbridge, Inc. (Canada)	133,040

	Financials - 14.1%
2,709	ACE Ltd. (Switzerland)	133,174
8,831	Annaly Capital Management, Inc. - REIT	149,774
4,559	Axis Capital Holdings Ltd. (Bermuda)	138,594
426	CME Group, Inc.	134,893
3,490	Commerce Bancshares, Inc.	129,723
1,845	Everest Re Group Ltd. (Bermuda)	134,095
17,172	KeyCorp	137,719
391	Markel Corp. (a)	135,110
1,882	PartnerRe Ltd. (Bermuda)	137,292
2,525	RenaissanceRe Holdings Ltd. (Bermuda)	136,502
9,938	TFS Financial Corp.	131,579
2,752	Travelers Cos., Inc. (The)	136,141
5,771	Validus Holdings Ltd. (Bermuda)	141,736
5,152	WR Berkley Corp.	140,444
		1,916,776
	Health Care - 4.9%
5,610	Bristol-Myers Squibb Co.	130,208
2,999	Lincare Holdings, Inc. (a)	140,413
2,837	Novartis AG, ADR (Switzerland)	127,693
1,720	Novo Nordisk A/S, ADR (Denmark)	132,130
5,197	Pharmaceutical Product Development, Inc.	139,487
		669,931
	Industrials - 4.0%
3,094	Honeywell International, Inc.	132,330
6,832	RR Donnelley & Sons Co.	130,901
10,040	Tomkins PLC, ADR (United Kingdom)	140,560
4,159	Waste Management, Inc.	135,209
		539,000
	Information Technology - 4.8%
5,900	Broadridge Financial Solutions, Inc.	112,808
4,716	FLIR Systems, Inc. (a)	134,359
3,215	Hitachi Ltd., ADR (Japan)	129,918
4,020	MICROS Systems, Inc. (a)	137,484
5,732	Oracle Corp.	129,371
		643,940
	Materials - 3.0%
2,868	Ecolab, Inc.	135,456
2,129	PPG Industries, Inc.	136,405
1,806	Sherwin-Williams Co. (The)	138,394
		410,255
	Telecommunication Services - 9.9%
5,463	AT&T, Inc.	132,751
4,690	BCE, Inc. (Canada)	136,995
4,935	Cellcom Israel Ltd. (Israel)	132,850
4,089	CenturyLink, Inc.	140,375
7,302	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	139,176
6,818	Nippon Telegraph & Telephone Corp., ADR (Japan)	139,633
8,713	NTT DoCoMo, Inc., ADR (Japan)	130,259
7,717	Partner Communications Co. Ltd., ADR (Israel)	137,517
2,535	Philippine Long Distance Telephone Co., ADR (Philippines)	130,578
18,249	Telecom Corp. of New Zealand Ltd., ADR (New Zealand)	116,429
		1,336,563
	Utilities - 23.7%
4,270	Alliant Energy Corp.	137,238
5,558	Ameren Corp.	137,060
6,404	American Water Works Co., Inc.	130,257
9,898	Centerpoint Energy, Inc.	134,811
8,973	CMS Energy Corp.	131,724
3,076	Consolidated Edison, Inc.	131,007
3,383	Dominion Resources, Inc.	131,802
5,182	DPL, Inc.	129,757
2,964	DTE Energy Co.	134,892
7,262	Enersis SA, ADR (Chile)	136,889
1,789	Entergy Corp.	134,300
2,684	NextEra Energy, Inc. (a)	134,012
5,271	Northeast Utilities	136,783
3,889	NSTAR	136,543
11,575	NV Energy, Inc.	136,469
3,564	OGE Energy Corp.	129,872
3,142	PG&E Corp.	130,393
3,812	Pinnacle West Capital Corp.	133,839
3,512	Progress Energy, Inc.	135,528
3,702	SCANA Corp.	134,346
4,093	Southern Co.	133,841
5,192	UGI Corp.	135,719
2,706	Wisconsin Energy Corp.	132,594
6,544	Xcel Energy, Inc.	134,087
		3,213,763
	Total Common Stocks - 88.4%
	(Cost $12,069,774)	11,983,653

	Master Limited Partnerships - 10.3%
	Energy - 10.3%
5,076	Boardwalk Pipeline Partners LP	141,367
2,951	Enbridge Energy Partners LP	146,871
4,371	Energy Transfer Equity LP	134,408
3,121	Energy Transfer Partners LP	137,636
3,210	Enterprise GP Holdings LP	139,154
4,283	Enterprise Products Partners LP	143,909
5,785	Linn Energy LLC	141,559
3,202	Magellan Midstream Partners LP	140,184
2,456	NuStar Energy LP	135,547
2,400	ONEOK Partners LP	143,784
	Total Master Limited Partnerships - 10.3%
	(Cost $1,235,321)	1,404,419

	Income Trusts - 1.0%
	Energy - 1.0%
	Enerplus Resources Fund (Canada)
6,298	(Cost $234,776)	138,808

	Total Investments - 99.7%
	(Cost $13,539,871)	13,526,880
	Other Assets in excess of Liabilities - 0.3%	34,686
	Net Assets - 100.0%	$13,561,566

ADR -	American Depositary Receipt
AG -	Stock Corporation
A/S -	Stock Company
LLC -	Limited Liability Company
LP -	Limited Partnership
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
SA -	Corporation

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	77.1%
	Bermuda	5.1%
	Canada	3.0%
	Japan	3.0%
	United Kingdom	2.0%
	Israel	2.0%
	Switzerland	1.9%
	Taiwan	1.0%
	Cayman Islands	1.0%
	Chile	1.0%
	Denmark	1.0%
	Philippines	1.0%
	New Zealand	0.9%

	*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$13,618,255	$695,782	$(787,157)	$(91,375)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$11,984	$-	$-	$11,984
Master Limited Partnerships	1,404	-	-	1,404
Income Trusts	139	-	-	139
Total	$13,527	$-	$-	$13,527

NFO | Claymore/Sabrient Insider ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 96.8%
	Consumer Discretionary - 18.1%
117,368	American Axle & Manufacturing Holdings, Inc. (a)	$1,052,791
56,716	Bridgepoint Education, Inc. (a)	1,223,364
69,916	Cabela's, Inc. (a)	1,203,254
31,042	Coach, Inc.	1,276,137
66,369	Corinthian Colleges, Inc. (a)	888,681
17,591	DeVry, Inc.	1,011,307
52,051	Education Management Corp. (a)	1,099,838
29,884	Fossil, Inc. (a)	1,120,650
52,194	Gap, Inc. (The)	1,137,829
24,592	J Crew Group, Inc. (a)	1,122,379
45,292	Lincoln Educational Services Corp. (a)	1,079,308
47,193	Lumber Liquidators Holdings, Inc. (a)	1,392,665
141,952	Sally Beauty Holdings, Inc. (a)	1,335,768
11,429	Sears Holdings Corp. (a)	1,006,438
134,729	Select Comfort Corp. (a)	1,511,659
49,722	Starbucks Corp.	1,287,303
4,872	Strayer Education, Inc.	1,169,280
21,795	Target Corp.	1,188,481
		21,107,132
	Consumer Staples - 6.0%
17,269	Church & Dwight Co., Inc.	1,136,473
33,456	CVS Caremark Corp.	1,158,581
58,447	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	1,168,940
27,967	Hormel Foods Corp.	1,113,087
19,691	JM Smucker Co. (The)	1,087,337
38,840	Ruddick Corp.	1,282,497
		6,946,915
	Energy - 3.0%
24,059	Concho Resources, Inc. (a)	1,252,271
14,905	Lufkin Industries, Inc.	1,188,376
25,507	Unit Corp. (a)	1,042,981
		3,483,628
	Financials - 17.0%
22,430	Aflac, Inc.	993,649
25,357	Allied World Assurance Co. Holdings Ltd. (Bermuda)	1,138,783
42,641	American Financial Group, Inc.	1,189,684
82,300	Ares Capital Corp.	1,114,342
288,480	Chimera Investment Corp. - REIT	1,136,611
22,585	City National Corp.	1,302,703
43,976	CNA Financial Corp. (a)	1,146,894
122,063	Fulton Financial Corp.	1,214,527
70,085	Knight Capital Group, Inc. - Class A (a)	1,023,942
164,845	MFA Financial, Inc. - REIT	1,208,314
100,133	Oriental Financial Group, Inc. (Puerto Rico)	1,369,819
14,724	PartnerRe Ltd. (Bermuda)	1,074,116
20,992	PNC Financial Services Group, Inc.	1,317,248
23,192	Reinsurance Group of America, Inc.	1,089,328
20,928	RLI Corp.	1,153,551
51,981	Unum Group (a)	1,200,761
40,135	Wells Fargo & Co.	1,151,473
		19,825,745
	Health Care - 8.8%
63,001	Centene Corp. (a)	1,437,683
52,993	Cubist Pharmaceuticals, Inc. (a)	1,139,350
49,548	Endo Pharmaceuticals Holdings, Inc. (a)	1,037,535
24,310	Humana, Inc. (a)	1,119,475
16,179	Laboratory Corp. of America Holdings (a)	1,223,294
50,648	Meridian Bioscience, Inc.	885,327
54,411	Mylan, Inc. (a)	1,057,750
20,304	Quality Systems, Inc.	1,198,748
36,625	STERIS Corp.	1,165,774
		10,264,936
	Industrials - 10.3%
21,772	Allegiant Travel Co.	1,203,774
14,173	Alliant Techsystems, Inc. (a)	974,961
57,383	Continental Airlines, Inc. - Class B (a)	1,210,781
114,823	Dolan Co. (The) (a)	1,412,323
32,777	Kansas City Southern (a)	1,251,098
41,206	Kennametal, Inc.	1,162,421
85,010	Macquarie Infrastructure Co. LLC (a)	1,227,544
92,393	Southwest Airlines Co.	1,149,369
21,309	Stericycle, Inc. (a)	1,249,134
19,392	United Parcel Service, Inc. - Class B	1,217,042
		12,058,447
	Information Technology - 15.8%
178,751	Amkor Technology, Inc. (a)	1,217,294
30,853	Atheros Communications, Inc. (a)	1,049,002
54,358	Broadridge Financial Solutions, Inc.	1,039,325
22,822	CACI International, Inc. - Class A (a)	1,055,289
46,683	eBay, Inc. (a)	999,483
48,112	Fair Isaac Corp.	1,116,198
43,994	FLIR Systems, Inc. (a)	1,253,389
22,418	Hewlett-Packard Co.	1,031,452
43,926	Informatica Corp. (a)	1,133,291
83,371	Insight Enterprises, Inc. (a)	1,212,214
75,573	Intersil Corp. - Class A	1,005,877
39,380	Juniper Networks, Inc. (a)	1,048,296
113,483	Micrel, Inc.	1,260,229
15,900	Salesforce.com, Inc. (a)	1,375,827
58,012	SRA International, Inc. - Class A (a)	1,251,319
114,823	ValueClick, Inc. (a)	1,335,391
		18,383,876
	Materials - 8.1%
23,623	Clearwater Paper Corp. (a)	1,446,436
18,779	Eastman Chemical Co.	1,134,064
51,873	HB Fuller Co.	1,106,451
13,480	Lubrizol Corp.	1,193,924
23,544	Schnitzer Steel Industries, Inc. - Class A	1,178,142
36,880	Southern Copper Corp.	1,087,222
40,488	Valspar Corp.	1,270,109
68,038	Worthington Industries, Inc.	1,001,519
		9,417,867
	Utilities - 9.7%
42,470	DPL, Inc.	1,063,449
57,440	El Paso Electric Co. (a)	1,138,461
33,782	IDACORP, Inc.	1,116,495
31,186	New Jersey Resources Corp.	1,105,544
24,285	NextEra Energy ,Inc.	1,212,550
75,483	NiSource, Inc.	1,129,226
45,472	NorthWestern Corp.	1,197,732
31,073	OGE Energy Corp.	1,132,300
25,121	Oneok, Inc.	1,117,131
31,579	SCANA Corp.	1,146,002
		11,358,890
	Total Common Stocks - 96.8%
	(Cost $109,232,888)	112,847,436

	Exchange-Traded Funds - 0.2%
3,200	iShares S&P SmallCap 600 Index Fund
	(Cost $195,905)	186,912

	Master Limited Partnerships - 3.0%
	Energy - 1.9%
46,068	Duncan Energy Partners LP	1,167,363
50,751	Penn Virginia Resource Partners LP	1,055,621
		2,222,984
	Financials - 1.1%
154,612	KKR Financial Holdings LLC	1,280,187

	Total Master Limited Partnerships	3,503,171
	(Cost $3,238,957)

	Total Investments - 100.0%
	(Cost $112,667,750)	116,537,519
	Other Assets in excess of Liabilities - 0.0%*	31,384
	Net Assets - 100.0%	$116,568,903

* Less than 0.1%

LLC -	Limited Liability Company
LP -	Limited Partnership
REIT -	Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	95.9%
	Bermuda	1.9%
	Puerto Rico	1.2%
	Cayman Islands	1.0%

	*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$112,982,491	$6,894,516	$(3,339,488)	$3,555,028

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$112,848	$-	$-	$112,848
Master Limited Partnerships	3,503	-	-	3,503
Exchange-Traded Funds	187	-	-	187
Total	$116,538	$-	$-	$116,538

STH | Claymore/Sabrient Stealth ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 94.6%
	Consumer Discretionary - 23.8%
9,070	Alpha PRO Tech Ltd. (a)	$18,956
1,843	American Greetings Corp. - Class A	43,458
2,700	Bon-Ton Stores, Inc. (The) (a)	35,046
933	Books-A-Million, Inc.	6,578
2,223	Brookfield Homes Corp. (a)	22,586
1,043	Cherokee, Inc.	21,371
3,712	China Education Alliance, Inc. (a)	15,962
3,150	China MediaExpress Holdings, Inc. (a)	41,737
1,527	China Yida Holding Co. (a)	17,698
536	Collectors Universe	7,375
6,743	Cost Plus, Inc. (a)	31,355
3,291	Culp, Inc. (a)	43,112
1,827	Cumulus Media, Inc. - Class A (a)	7,491
238	Destination Maternity Corp. (a)	6,393
1,376	Dixie Group, Inc. (a)	5,779
8,643	Emerson Radio Corp.	14,866
451	Flexsteel Industries	5,313
993	Insignia Systems, Inc. (a)	5,471
11,724	Joe's Jeans, Inc. (a)	26,379
2,343	Kid Brands, Inc. (a)	20,126
5,829	Lee Enterprises, Inc. (a)	19,819
2,276	Media General, Inc. - Class A (a)	29,065
368	National Presto Industries, Inc.	35,784
5,984	NIVS IntelliMedia Technology Group, Inc. (a)	15,618
1,005	Pre-Paid Legal Services, Inc. (a)	46,552
5,846	Radio One, Inc. - Class D (a)	24,261
1,534	Reading International, Inc. - Class A (a)	6,228
840	Reed Elsevier NV, ADR (Netherlands)	17,564
638	R.G. Barry Corp.	6,941
1,699	Salem Communications Corp. - Class A (a)	7,221
1,230	Signet Jewelers Ltd. (Bermuda) (a)	38,191
971	SuperMedia, Inc. (a)	29,256
5,863	Tuesday Morning Corp. (a)	33,185
1,812	West Marine, Inc. (a)	20,168
284	Winmark Corp.	8,858
		735,763
	Consumer Staples - 7.7%
592	British American Tobacco PLC, ADR (United Kingdom)	34,662
1,076	CCA Industries, Inc.	5,875
2,154	Central Garden and Pet Co. - Class A (a)	20,377
4,077	Cosan Ltd. - Class A (Bermuda) (a)	35,184
5,025	Cott Corp. (Canada) (a)	36,833
3,469	G Willi-Food International Ltd. (Israel) (a)	20,398
2,377	Imperial Sugar Co.	25,101
429	John B. Sanfilippo & Son, Inc. (a)	6,263
809	MGP Ingredients, Inc. (a)	5,493
861	Natural Alternatives International, Inc. (a)	6,328
1,157	Overhill Farms, Inc. (a)	7,104
3,401	QKL Stores, Inc. (a)	17,719
4,628	Reddy Ice Holdings, Inc. (a)	18,466
		239,803
	Energy - 2.5%
4,202	China North East Petroleum Holdings Ltd. (a)	21,850
9,540	Syntroleum Corp. (a)	19,557
1,614	Yanzhou Coal Mining Co. Ltd., ADR (China)	37,784
		79,191
	Financials - 21.9%
1,568	Altisource Portfolio Solutions SA (Luxembourg) (a)	42,038
179	American National Insurance Co.	18,666
1,046	Arlington Asset Investment Corp. - Class A	19,874
1,718	Aviva PLC, ADR (United Kingdom)	16,166
1,362	Bank of Commerce Holdings	6,742
1,140	CNA Surety Corp. (a)	18,719
157	Corpbanca SA, ADR (Chile)	6,683
460	Credit Acceptance Corp. (a)	21,928
96	Diamond Hill Investment Group, Inc.	6,333
2,228	Dynex Capital, Inc. - REIT	20,988
2,553	Federal Agricultural Mortgage Corp. - Class C	40,771
432	Financial Institutions, Inc.	8,243
847	Getty Realty Corp. - REIT	18,905
1,561	Greenlight Capital Re Ltd. - Class A (Cayman Islands) (a)	37,901
276	HDFC Bank Ltd., ADR (India)	38,364
1,540	IMPAC Mortgage Holdings, Inc. - REIT (a)	5,806
576	IRSA Inversiones y Representaciones SA, ADR (Argentina)	6,336
372	Mercer Insurance Group, Inc.	6,354
4,971	Mizuho Financial Group, Inc., ADR (Japan)	17,746
1,002	National Health Investors, Inc. - REIT	41,262
933	New York Mortgage Trust, Inc. - REIT	6,988
10,562	Newcastle Investment Corp. - REIT (a)	32,214
1,140	One Liberty Properties, Inc. - REIT	17,488
715	PS Business Parks, Inc. - REIT	38,546
1,295	QC Holdings, Inc.	4,727
16,926	RAIT Financial Trust - REIT (a)	42,484
2,944	Royal Bank of Scotland Group PLC, ADR (United Kingdom) (a)	39,450
1,477	Safeguard Scientifics, Inc. (a)	16,690
516	Santander BanCorp. (Puerto Rico) (a)	5,753
3,138	Trustco Bank Corp.	19,550
566	Universal Health Realty Income Trust - REIT	18,435
1,495	Validus Holdings Ltd. (Bermuda)	36,717
		678,867
	Health Care - 0.9%
47	Atrion Corp.	6,408
900	MedQuist, Inc.	7,335
266	National Research Corp.	6,384
1,019	Prospect Medical Holdings, Inc. (a)	7,164
		27,291
	Industrials - 10.1%
329	AeroCentury Corp. (a)	6,415
783	Ampco-Pittsburgh Corp.	18,142
6,302	Astrotech Corp. (a)	12,163
961	Consolidated Graphics, Inc. (a)	44,148
1,344	Deswell Industries, Inc. (British Virgin Islands)	5,699
1,044	Essex Rental Corp. (a)	7,204
5,227	ExpressJet Holdings, Inc. (a)	17,667
6,868	GenCorp, Inc. (a)	35,714
3,671	Hong Kong Highpower Technology, Inc. (a)	14,060
1,331	M&F Worldwide Corp. (a)	41,487
1,001	MFRI, Inc. (a)	6,326
496	NACCO Industries, Inc. - Class A	41,942
675	Park-Ohio Holdings Corp. (a)	9,889
1,705	Protection One, Inc. (a)	27,092
1,309	Rand Logistics, Inc. (a)	6,676
791	Shengkai Innovations, Inc. (a)	6,945
409	SIFCO Industries, Inc.	4,573
1,097	Sparton Corp. (a)	5,682
		311,824
	Information Technology - 9.2%
3,712	Celestica, Inc. (Canada) (a)	34,559
7,250	China GrenTech Corp. Ltd., ADR (Cayman Islands) (a)	15,587
1,774	Commtouch Software Ltd. (Israel) (a)	6,173
2,603	EasyLink Services International Corp. - Class A (a)	6,612
513	Hitachi Ltd., ADR (Japan) (a)	20,730
3,155	Incredimail Ltd. (Israel)	16,374
629	Internet Gold-Golden Lines Ltd. (Israel) (a)	14,989
1,235	KEY Tronic Corp. (a)	6,867
3,108	LaserCard Corp. (a)	15,198
556	Loral Space & Communications, Inc. (a)	22,207
4,788	ModusLink Global Solutions, Inc. (a)	36,580
3,500	Pixelworks, Inc. (a)	14,805
1,822	Relm Wireless Corp. (a)	4,610
1,301	Renaissance Learning, Inc.	20,335
581	Research In Motion Ltd. (Canada) (a)	35,267
2,225	Telular Corp. (a)	6,964
2,076	X-Rite, Inc. (a)	7,162
		285,019
	Materials - 7.1%
5,805	Boise, Inc. (a)	35,643
860	Golden Minerals Co. (a)	6,923
3,007	Graham Packaging Co., Inc. (a)	37,678
5,527	Graphic Packaging Holding Co. (a)	17,465
2,058	KMG Chemicals, Inc.	34,636
1,104	Lihir Gold Ltd., ADR (Papua New Guinea)	36,918
757	Syngenta AG, ADR (Switzerland)	33,369
1,967	UFP Technologies, Inc. (a)	17,369
		220,001
	Telecommunication Services - 11.2%
201	B Communications Ltd. (Israel) (a)	5,077
1,192	Cellcom Israel Ltd. (Israel)	32,089
2,053	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	39,130
2,478	City Telecom HK Ltd., ADR (China)	33,280
779	HickoryTech Corp.	5,453
475	Millicom International Cellular SA (Luxembourg)	37,967
1,849	Partner Communications Co. Ltd., ADR (Israel)	32,949
1,846	Portugal Telecom SGPS SA, ADR (Portugal)	18,626
5,160	Telecom Corp. of New Zealand Ltd., ADR (New Zealand)	32,921
2,816	Telecom Italia SpA, ADR (Italy)	33,313
572	Telefonica SA, ADR (Spain)	32,816
3,004	USA Mobility, Inc.	42,296
		345,917
	Utilities - 0.2%
613	Energy, Inc.	6,988

	Total Common Stocks - 94.6%
	(Cost $3,168,100)	2,930,664

	Royalty Trusts - 1.9%
	Energy - 1.9%
384	BP Prudhoe Bay Royalty Trust	35,555
1,335	Permian Basin Royalty Trust	23,830
	Total Royalty Trusts	59,385
	(Cost $52,349)

	Master Limited Partnerships - 1.4%
	Energy - 1.2%
2,249	Cheniere Energy Partners LP	36,074

	Utilities - 0.2%
1,569	Star Gas Partners LP	6,904

	Total Master Limited Partnerships	42,978
	(Cost $43,442)

	Preferred Stocks - 1.2%
	Consumer Staples - 0.7%
986	Embotelladora Andina SA - Class B, ADR (Chile)	20,272

	Telecommunications Services - 0.5%
962	Nortel Inversora SA - Class B, ADR (Argentina) (a)	16,546

	Total Preferred Stocks	36,818
	(Cost $39,598)

	Exchange-Traded Funds - 0.7%
370	iShares S&P SmallCap 600 Index Fund	21,612
	(Cost $21,995)

	Total Investments - 99.8%
	(Cost $3,325,484)	3,091,457
	Other Assets in excess of Liabilities - 0.2%	5,664
	Net Assets - 100.0%	$3,097,121

ADR - American Depositary Receipt
AG - Stock Corporation
LP - Limited Partnership
NV - Publicly-Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SGPS - Holding Enterprise
SpA - Limited Share Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	66.9%
Israel	4.1%
Bermuda	3.6%
Canada	3.4%
United Kingdom	2.9%
Luxembourg	2.6%
China	2.3%
Cayman Islands	1.7%
Taiwan	1.3%
Japan	1.2%
India	1.2%
Papua New Guinea	1.2%
Switzerland	1.1%
Italy	1.1%
New Zealand	1.1%
Spain	1.1%
Chile	0.9%
Argentina	0.7%
Portugal	0.6%
Netherlands	0.6%
Puerto Rico	0.2%
British Virgin Islands	0.2%

* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$3,298,644	$137,538	$(344,725)	$(207,187)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$2,931	$-	$-	2,931
Royalty Trusts	59	-	-	59
Master Limited Partnerships	43	-	-	43
Preferred Stocks	37	-	-	37
Exchange Traded Funds	21	-	-	21
Total	$3,091	$-	$-	$3,091

CZA | Claymore/Zacks Mid-Cap Core ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 86.5%
	Consumer Discretionary - 7.7%
5,619	DISH Network Corp. - Class A	$117,156
802	Hillenbrand, Inc.	19,481
1,204	Interactive Data Corp.	39,190
4,670	Mattel, Inc.	101,152
1,630	Scripps Networks Interactive, Inc. - Class A	73,643
648	Viacom, Inc. - Class A (a)	23,963
		374,585
	Consumer Staples - 1.8%
2,119	Molson Coors Brewing Co. - Class B	86,964

	Energy - 0.3%
524	NuStar GP Holdings LLC	14,447

	Financials - 14.2%
1,414	American Financial Group, Inc.	39,451
1,462	Assurant, Inc.	50,731
3,472	CNA Financial Corp. (a)	90,550
1,064	Commerce Bancshares, Inc.	39,549
138	First Citizens BancShares, Inc. - Class A	27,600
363	GAMCO Investors, Inc. - Class A	14,386
924	IntercontinentalExchange, Inc. (a)	107,304
5,201	Invesco Ltd. (Bermuda)	96,531
125	Markel Corp. (a)	43,194
1,218	OneBeacon Insurance Group Ltd. - Class A (Bermuda)	17,649
771	RenaissanceRe Holdings Ltd. (Bermuda)	41,680
2,382	SEI Investments Co.	50,236
2,203	Willis Group Holdings PLC (Ireland)	67,456
		686,317
	Health Care - 9.5%
1,919	Coventry Health Care, Inc. (a)	39,723
2,107	Hospira, Inc. (a)	109,690
2,230	Humana, Inc. (a)	102,692
602	Mednax, Inc. (a)	34,043
433	Mettler-Toledo International, Inc. (a)	49,591
1,507	PerkinElmer, Inc.	34,194
2,049	Select Medical Holdings Corp. (a)	16,597
3,210	Warner Chilcott PLC - Class A (Ireland) (a)	74,215
		460,745
	Industrials - 8.2%
615	Brink's Co. (The)	13,942
2,055	Cooper Industries PLC (Ireland)	96,523
531	Copa Holdings SA - Class A (Panama)	27,081
731	Crane Co.	23,779
2,371	Dover Corp.	106,434
1,717	KAR Auction Services, Inc. (a)	23,935
1,474	Pall Corp.	50,190
728	Snap-On, Inc.	32,178
798	WABCO Holdings, Inc. (a)	24,259
		398,321
	Information Technology - 18.6%
2,680	Amdocs Ltd. (Guernsey) (a)	76,380
1,485	Arrow Electronics, Inc. (a)	40,511
2,890	Avago Technologies Ltd. (Singapore) (a)	59,679
1,845	Avnet, Inc. (a)	52,988
2,174	AVX Corp.	30,371
1,740	Broadridge Financial Solutions, Inc.	33,269
1,979	Computer Sciences Corp.	98,930
4,794	Fidelity National Information Services, Inc.	131,931
10,504	Flextronics International Ltd. (Singapore) (a)	68,906
1,215	Hewitt Associates, Inc. - Class A (a)	45,259
2,160	Ingram Micro, Inc. - Class A (a)	36,634
1,308	Lender Processing Services, Inc.	44,394
995	National Instruments Corp.	32,029
535	Syntel, Inc.	17,890
4,958	Tellabs, Inc.	44,622
2,089	Teradata Corp. (a)	66,723
2,389	Vishay Intertechnology, Inc. (a)	21,620
		902,136
	Materials - 12.8%
1,000	Ashland, Inc.	53,610
1,176	Ball Corp.	57,918
1,991	Celanese Corp. - Series A	57,082
2,087	Crown Holdings, Inc. (a)	49,065
931	FMC Corp.	56,372
5,254	Gerdau Ameristeel Corp. (Canada) (a)	39,142
4,690	Graphic Packaging Holding Co. (a)	14,820
585	Greif, Inc. - Class A	32,058
977	International Flavors & Fragrances, Inc.	43,477
2,153	MeadWestvaco Corp.	51,457
1,306	Packaging Corp. of America	28,915
1,628	RPM International, Inc.	32,251
963	Silgan Holdings, Inc.	27,474
1,279	Sonoco Products Co.	39,534
1,251	Valspar Corp.	39,244
		622,419
	Telecommunication Services - 1.6%
1,246	Cellcom Israel Ltd. (Israel)	33,542
1,091	United States Cellular Corp. (a)	45,287
		78,829
	Utilities - 11.8%
980	AGL Resources, Inc.	35,770
2,950	Ameren Corp.	72,747
2,616	Constellation Energy Group, Inc.	92,554
911	Energen Corp.	40,330
2,431	MDU Resources Group, Inc.	45,460
1,052	National Fuel Gas Co.	51,127
2,207	Northeast Utilities	57,272
1,217	OGE Energy Corp.	44,347
1,589	SCANA Corp.	57,665
2,689	TECO Energy, Inc.	41,814
1,387	Westar Energy, Inc.	30,514
		569,600
	Total Common Stock - 86.5%
	(Cost $4,286,203)	4,194,363

	Master Limited Partnerships - 13.4%
	Energy - 10.7%
762	Alliance Holdings GP LP	23,698
735	Duncan Energy Partners LP	18,625
1,333	El Paso Pipeline Partners LP	36,777
2,794	Energy Transfer Equity LP	85,915
1,797	Enterprise GP Holdings LP	77,900
266	Inergy Holdings LP	19,258
1,310	Magellan Midstream Partners LP	57,352
887	Natural Resource Partners LP	19,878
1,702	Plains All American Pipeline LP	97,967
874	Targa Resources Partners LP	19,796
579	TC Pipelines LP	22,014
554	Teekay LNG Partners LP (Marshall Islands)	16,011
675	Williams Partners LP	25,157
		520,348
	Financials - 1.6%
1,281	AllianceBernstein Holding LP	36,368
1,319	Lazard Ltd. - Class A (Bermuda)	41,601
		77,969
	Utilities - 1.1%
726	Amerigas Partners LP	28,706
736	Spectra Energy Partners LP	22,816
		51,522
	Total Master Limited Partnerships - 13.4%
	(Cost $654,526)	649,839

	Total Investments - 99.9%
	(Cost $4,940,729)	4,844,202
	Other Assets in excess of Liabilities - 0.1%	1,982
	Net Assets - 100.0%	$4,846,184

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	84.4%
	Ireland	4.9%
	Bermuda	4.1%
	Singapore	2.6%
	Guernsey	1.6%
	Canada	0.8%
	Israel	0.7%
	Panama	0.6%
	Marshall Islands	0.3%

	* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$4,938,124	$149,690	$(243,612)	$(93,922)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$4,194	$-	$-	$4,194
Master Limited Partnerships	650	-	-	650
Total	$4,844	$-	$-	$4,844

CVY l Claymore/Zacks Multi-Asset Income Index ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value

	Common Stocks - 71.2%
	Consumer Discretionary - 4.6%
110,020	Grupo Televisa SA,ADR (Mexico)	$2,045,272
101,291	Hillenbrand, Inc.	2,460,358
21,201	McDonald's Corp.	1,417,711
71,629	Shaw Communications, Inc. - Class B (Canada)	1,307,945
26,245	VF Corp.	2,030,051
		9,261,337
	Consumer Staples - 8.4%
67,292	Altria Group, Inc.	1,365,355
20,240	Campbell Soup Co.	724,794
33,139	Clorox Co.	2,081,792
83,034	ConAgra Foods, Inc.	2,007,762
18,535	Lorillard, Inc.	1,325,067
27,644	Philip Morris International, Inc.	1,219,653
25,647	Reynolds American, Inc.	1,337,235
149,777	Sara Lee Corp.	2,122,340
133,000	SUPERVALU, Inc.	1,791,510
46,849	Sysco Corp.	1,396,569
38,289	Universal Corp.	1,564,871
		16,936,948
	Energy - 5.7%
38,164	BP PLC, ADR (United Kingdom)	1,639,144
16,989	Chevron Corp.	1,254,978
25,590	ConocoPhillips	1,327,097
31,371	ENI SpA, ADR (Italy)	1,177,981
37,101	Royal Dutch Shell PLC, ADR (United Kingdom)	1,944,092
36,495	Total SA, ADR (France)	1,701,762
74,445	TransCanada Corp. (Canada)	2,469,341
		11,514,395
	Financials - 18.6%
25,456	Bank of Montreal (Canada)	1,497,577
44,694	Bank of Nova Scotia (Canada)	2,040,728
20,374	Canadian Imperial Bank of Commerce (Canada)	1,379,524
159,726	DCT Industrial Trust, Inc. - REIT	773,074
182,977	Duke Realty Corp. - REIT	2,173,767
17,630	EastGroup Properties, Inc. - REIT	651,957
23,664	Entertainment Properties Trust - REIT	968,804
81,206	Federated Investors, Inc. - Class B	1,803,585
59,535	Fifth Street Finance Corp.	679,294
46,537	Glacier Bancorp, Inc.	738,077
70,567	HCP, Inc. - REIT	2,248,265
47,946	Health Care REIT, Inc. - REIT	2,065,514
33,931	Healthcare Realty Trust, Inc. - REIT	778,038
26,543	Home Properties, Inc. - REIT	1,290,786
100,136	Hudson City Bancorp, Inc.	1,262,715
61,761	Liberty Property Trust - REIT	1,902,856
54,028	Mack-Cali Realty Corp. - REIT	1,781,843
29,052	Marsh & McLennan Cos., Inc.	633,624
32,971	Mercury General Corp.	1,424,677
18,718	Mid-America Apartment Communities, Inc. - REIT	1,022,564
58,366	Omega Healthcare Investors, Inc. - REIT	1,159,149
18,207	Potlatch Corp. - REIT	634,332
12,491	Royal Bank of Canada (Canada)	657,401
97,684	Senior Housing Properties Trust - REIT	2,035,735
54,999	United Bankshares, Inc.	1,480,573
84,062	Unitrin, Inc.	2,243,615
74,052	Weingarten Realty Investors - REIT	1,544,725
22,657	Willis Group Holdings PLC (Ireland)	693,757
		37,566,556
	Health Care - 4.6%
46,038	AstraZeneca PLC, ADR (United Kingdom)	1,945,105
59,149	Eli Lilly & Co.	1,939,496
32,244	Johnson & Johnson	1,879,825
55,075	Merck & Co., Inc.	1,855,477
61,097	Meridian Bioscience, Inc.	1,067,975
38,433	Pfizer, Inc.	585,335
		9,273,213
	Industrials - 3.4%
113,149	Deluxe Corp.	2,429,309
9,704	Grupo Aeroportuario del Pacifico SAB de CV, ADR (Mexico)	329,936
26,130	Lockheed Martin Corp.	2,088,310
41,005	Waste Management, Inc.	1,333,072
11,665	Watsco, Inc.	682,986
		6,863,613
	Information Technology - 2.4%
32,535	Automatic Data Processing, Inc.	1,330,031
243,527	Earthlink, Inc.	2,091,897
49,841	Linear Technology Corp.	1,393,554
		4,815,482
	Materials - 3.8%
69,381	Bemis Co., Inc.	1,989,847
29,052	Innophos Holdings, Inc.	829,144
24,258	Koppers Holdings, Inc.	657,149
22,010	PPG Industries, Inc.	1,410,181
70,334	RPM International, Inc.	1,393,317
46,115	Southern Copper Corp.	1,359,470
		7,639,108
	Telecommunication Services - 4.9%
48,766	BCE, Inc. (Canada)	1,424,455
35,878	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	683,835
96,986	Mobile Telesystems OJSC, ADR (Russia)	1,865,041
6,089	Philippine Long Distance Telephone Co., ADR (Philippines)	313,644
61,483	Rogers Communications, Inc. - Class B (Canada)	2,092,266
64,301	Telefonos de Mexico SAB de CV, ADR (Mexico)	904,715
21,486	TELUS Corp. (Canada)	742,126
93,297	Vodafone Group PLC, ADR (United Kingdom)	1,875,270
		9,901,352
	Utilities - 14.8%
42,807	Alliant Energy Corp.	1,375,817
30,308	American Water Works Co., Inc.	616,465
39,394	Aqua America, Inc.	687,425
24,572	Atmos Energy Corp.	666,393
33,136	Avista Corp.	639,525
44,174	CMS Energy Corp.	648,474
8,238	CPFL Energia SA, ADR (Brazil)	497,246
35,643	Dominion Resources, Inc.	1,388,651
62,242	Edison International	2,014,151
65,870	Enersis SA, ADR (Chile)	1,241,649
26,735	Entergy Corp.	2,006,996
15,576	Exelon Corp.	601,234
20,574	Laclede Group, Inc.	680,794
18,520	New Jersey Resources Corp.	656,534
79,340	Northeast Utilities	2,058,873
15,328	Northwest Natural Gas Co.	673,972
40,034	NSTAR	1,405,594
48,454	PG&E Corp.	2,010,841
22,693	Public Service Enterprise Group, Inc.	695,087
13,725	Sempra Energy	631,350
71,065	Southwest Gas Corp.	2,104,945
26,931	UGI Corp.	703,976
69,697	Unisource Energy Corp.	2,152,243
58,232	Vectren Corp.	1,342,248
11,590	Veolia Environnement, ADR (France)	297,863
41,944	Wisconsin Energy Corp.	2,055,256
		29,853,602
	Total Common Stocks - 71.2%
	(Cost $146,006,549)	143,625,606

	Master Limited Partnerships - 10.8%
	Energy - 9.0%
33,743	Enbridge Energy Partners LP	1,679,389
47,376	Enterprise Products Partners LP	1,591,834
46,736	Inergy LP	1,707,266
31,930	Magellan Midstream Partners LP	1,397,895
26,655	ONEOK Partners LP	1,596,901
213,794	Pengrowth Energy Trust (Canada)	2,026,767
27,275	Plains All American Pipeline LP	1,569,949
90,902	Regency Energy Partners LP	2,090,746
21,179	Sunoco Logistics Partners LP	1,393,578
75,748	Targa Resources Partners LP	1,715,692
38,176	Williams Partners LP	1,422,820
		18,192,837
	Financials - 1.8%
76,616	AllianceBernstein Holding LP	2,175,128
139,503	Blackstone Group LP	1,485,707
		3,660,835
	Total Master Limited Partnerships
	(Cost $21,099,151)	21,853,672

	Closed-End Funds - 9.9%
148,436	AllianceBernstein Global High Income Fund, Inc.	1,904,434
280,286	AllianceBernstein Income Fund	2,219,865
195,585	Alpine Global Premier Properties Fund	1,107,011
53,091	BlackRock Corporate High Yield Fund V, Inc.	570,197
66,795	BlackRock Corporate High Yield Fund VI, Inc.	709,363
169,173	BlackRock Debt Strategies Fund, Inc.	646,241
41,833	BlackRock Income Opportunity Trust, Inc.	400,342
34,662	BlackRock Municipal Income Trust	472,443
97,498	Calamos Convertible and High Income Fund	1,145,602
130,404	Dreyfus High Yield Strategies Fund	532,048
146,291	Eaton Vance Limited Duration Income Fund	2,280,677
126,048	Eaton Vance Tax-Advantaged Dividend Income Fund	1,803,747
69,566	Evergreen Multi-Sector Income Fund	990,620
34,531	First Trust Aberdeen Global Opportunity Income Fund	540,755
206,363	ING Clarion Global Real Estate Income Fund	1,359,932
82,250	Nuveen Quality Preferred Income Fund	542,028
51,327	Pioneer Floating Rate Trust	623,623
53,004	Western Asset Emerging Markets Debt Fund, Inc.	901,068
42,821	Western Asset Emerging Markets Income Fund, Inc.	517,278
60,276	Western Asset Global High Income Fund, Inc.	646,761
	(Cost $20,463,435)	19,914,035

	Preferred Stocks - 6.6%
	Financials - 6.6%
87,105	Bank of America Corp., Ser. MER, 8.625%, 05/28/13	2,157,591
89,743	Bank of America Corp., 8.20%, 05/01/13	2,212,165
71,548	Barclays Bank PLC, Ser. 5, 8.125%, 06/15/13 (United Kingdom)	1,735,039
45,936	Deutsche Bank Contingent Capital Trust III, 7.60%, 02/20/18	1,036,775
37,704	Deutsche Bank Contingent Capital Trust V, 8.05%, 06/30/18	924,125
37,541	HSBC Holdings PLC, 8.125%, 04/15/13 (United Kingdom)	977,568
38,883	JPMorgan Chase & Co., Ser. J, 8.625%, 09/01/13	1,045,953
75,934	Royal Bank of Scotland Group PLC, Ser. M, 6.40%, 07/15/10 (United Kingdom)	929,432
2,351	Wells Fargo & Co., Ser. L, 7.50%, 12/31/49	2,209,940
	(Cost $13,160,368)	13,228,588

	Income Trusts - 1.0%
	Energy - 1.0%
109,359	Penn West Energy Trust (Canada)
	(Cost $1,800,500)	2,099,693

	Total Investments - 99.5%
	(Cost $202,530,003)	200,721,594
	Other Assets in excess of Liabilities - 0.5%	1,045,315
	Net Assets - 100.0%	$201,766,909

ADR -	American Depositary Receipt
LP -	Limited Partnership
OJSC -	Open Joint Stock Company
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
SA -	Corporation
SAB de CV -	Variable Capital Company

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	79.8%
	Canada	8.8%
	United Kingdom	5.5%
	Mexico	1.6%
	France	1.0%
	Russia	0.9%
	Chile	0.6%
	Italy	0.6%
	Ireland	0.4%
	Taiwan	0.3%
	Brazil	0.3%
	Philippines	0.2%

	* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$202,517,547	$5,277,372	$(7,073,325)	$(1,795,953)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$143,626	$-	$-	143,626
Master Limited Partnerships	21,854	-	-	21,854
Closed End Funds	19,914	-	-	19,914
Preferred Stocks	13,228	-	-	13,228
Income Trusts	2,100	-	-	2,100
Total	$200,722	$-	$-	$200,722

XRO | Claymore/Zacks Sector Rotation ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.3%
	Consumer Discretionary - 23.4%
2,748	Amazon.com, Inc. (a)	$344,764
6,819	Bed Bath & Beyond, Inc. (a)	305,968
2,057	Big Lots, Inc. (a)	72,674
5,963	CarMax, Inc. (a)	129,576
667	Chipotle Mexican Grill, Inc. (a)	94,901
14,116	Clear Channel Outdoor Holdings, Inc. - Class A (a)	131,561
9,064	Gannett Co., Inc.	140,855
5,817	Garmin Ltd. (Cayman Islands)	195,335
11,535	Home Depot, Inc.	390,575
18,002	Interpublic Group of Cos., Inc. (a)	150,317
2,181	Lamar Advertising Co. - Class A (a)	64,274
9,092	Ltd Brands, Inc.	226,027
10,315	Macy's, Inc.	229,096
2,029	NetFlix, Inc. (a)	225,523
25,894	News Corp. - Class A	341,801
5,478	Nordstrom, Inc.	217,477
4,686	PetSmart, Inc.	148,827
1,169	priceline.com, Inc. (a)	223,466
2,749	Sears Holdings Corp. (a)	242,077
12,295	Starbucks Corp.	318,318
4,710	Tiffany & Co.	213,975
7,020	TJX Cos., Inc.	319,129
1,555	Tupperware Brands Corp.	66,072
5,907	Urban Outfitters, Inc. (a)	214,424
		5,007,012
	Consumer Staples - 8.7%
2,238	Church & Dwight Co., Inc.	147,283
10,790	Coca-Cola Enterprises, Inc.	281,619
6,362	Dr Pepper Snapple Group, Inc.	240,865
4,597	Estee Lauder Cos., Inc. - Class A	267,867
4,644	Green Mountain Coffee Roasters, Inc. (a)	109,831
3,724	JM Smucker Co.	205,639
1,550	NBTY, Inc. (a)	53,072
16,125	Sara Lee Corp.	228,491
3,610	Smithfield Foods, Inc. (a)	62,237
6,214	Whole Foods Market, Inc. (a)	251,232
		1,848,136
	Financials - 23.7%
6,872	Aflac, Inc.	304,430
3,153	AmeriCredit Corp. (a)	68,168
1,710	BlackRock, Inc.	287,075
7,210	Capital One Financial Corp.	297,773
9,449	CB Richard Ellis Group, Inc. - Class A (a)	149,578
8,377	CNA Financial Corp. (a)	218,472
5,884	Comerica, Inc.	224,180
6,153	Developers Diversified Realty Corp. - REIT	70,390
2,762	Digital Realty Trust, Inc. - REIT	157,185
21,963	Fifth Third Bancorp	285,299
3,372	Franklin Resources, Inc.	330,760
12,249	Genworth Financial, Inc. - Class A (a)	190,962
10,505	Hartford Financial Services Group, Inc.	263,360
28,984	KeyCorp	232,452
3,761	M&T Bank Corp.	298,022
2,080	MSCI, Inc. - Class A (a)	61,672
13,583	New York Community Bancorp, Inc.	218,007
2,800	Raymond James Financial, Inc.	79,156
28,613	Regions Financial Corp.	218,317
17,941	SLM Corp. (a)	199,325
11,142	SunTrust Banks, Inc.	300,277
4,731	Ventas, Inc. - REIT	222,120
3,944	Vornado Realty Trust - REIT	306,370
210	White Mountains Insurance Group Ltd. (Bermuda)	68,628
		5,051,978
	Health Care - 1.4%
686	Mettler-Toledo International, Inc. (a)	78,568
3,326	Waters Corp. (a)	227,631
		306,199
	Industrials - 8.3%
4,461	3M Co.	353,802
2,457	BE Aerospace, Inc. (a)	66,634
5,140	Boeing Co.	329,885
4,682	Cooper Industries PLC (Ireland)	219,914
4,677	Fastenal Co.	235,908
4,781	Rockwell Automation, Inc.	278,923
3,202	Spirit Aerosystems Holdings, Inc. - Class A (a)	62,375
10,579	Textron, Inc.	218,668
		1,766,109
	Information Technology - 33.8%
24,231	Advanced Micro Devices, Inc. (a)	207,660
8,705	Agilent Technologies, Inc. (a)	281,694
1,172	Alliance Data Systems Corp. (a)	82,813
9,239	Altera Corp.	217,763
1,593	Apple, Inc. (a)	409,656
6,383	Check Point Software Technologies Ltd. (Israel) (a)	195,767
4,730	Citrix Systems, Inc. (a)	206,275
5,856	Cognizant Technology Solutions Corp. - Class A (a)	293,034
3,186	Cree, Inc. (a)	211,455
20,682	EMC Corp. (a)	385,099
2,435	F5 Networks, Inc. (a)	171,253
28,651	Flextronics International Ltd. (Singapore) (a)	187,950
4,467	Genpact Ltd. (Bermuda) (a)	75,448
7,017	Hewlett-Packard Co.	322,852
4,624	Jabil Circuit, Inc.	63,303
3,950	Lender Processing Services, Inc.	134,063
14,648	Marvell Technology Group Ltd. (Bermuda) (a)	278,019
21,625	Micron Technology, Inc. (a)	196,571
12,747	Microsoft Corp.	328,873
9,166	NetApp, Inc. (a)	345,375
17,176	NVIDIA Corp. (a)	225,693
4,029	Rovi Corp. (a)	150,443
4,009	Salesforce.com, Inc. (a)	346,899
6,459	SanDisk Corp. (a)	301,119
16,345	Seagate Technology (Cayman Islands) (a)	251,059
5,185	Teradata Corp. (a)	165,609
10,864	Tyco Electronics Ltd. (Switzerland)	313,100
7,002	VMware, Inc. - Class A (a)	463,602
5,761	Western Digital Corp. (a)	200,540
23,038	Xerox Corp.	214,484
		7,227,471
	Total Common Stocks - 99.3%
	(Cost $20,442,667)	21,206,905

	Master Limited Partnerships - 0.6%
	Consumer Discretionary - 0.3%
1,581	Icahn Enterprises L.P.	54,102

	Financials - 0.3%
2,438	AllianceBernstein Holding L.P.	69,214

	Total Master Limited Partnerships
	(Cost $150,943)	123,316

	Total Investments - 99.9%
	(Cost $20,593,610)	21,330,221
	Other Assets in excess of Liabilities - 0.1%	20,049
	Net Assets - 100.0%	$21,350,270

L.P. -	Limited Partnership
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	91.6%
	Cayman Islands	2.1%
	Bermuda	2.0%
	Switzerland	1.5%
	Ireland	1.0%
	Israel	0.9%
	Singapore	0.9%

	* Subject to change daily. Based on total investments.
See previously submitted notes to financial statements for the period ended February 28, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$20,593,973	$1,884,709	$(1,148,461)	$736,248

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$21,207	$-	$-	$21,207
Master Limited Partnerships	123	-	-	123
Total	$21,330	$-	$-	$21,330

WXSP| Wilshire 4500 Completion ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Total Investments - 99.9%
	Common Stocks - 99.3%
	Consumer Discretionary - 14.0%
173	99 Cents Only Stores (a)	$2,643
187	Aaron's, Inc.	3,736
150	Advance Auto Parts, Inc.	7,764
189	Aeropostale, Inc. (a)	5,237
166	American Axle & Manufacturing Holdings, Inc. (a)	1,489
398	American Eagle Outfitters, Inc.	5,214
86	American Greetings Corp. - Class A	2,028
49	American Public Education, Inc. (a)	2,004
89	Ameristar Casinos, Inc.	1,604
153	AnnTaylor Stores Corp. (a)	3,312
83	Arbitron, Inc.	2,528
92	Asbury Automotive Group, Inc. (a)	1,216
57	Ascent Media Corp. - Class A (a)	1,510
90	Bally Technologies, Inc. (a)	3,825
97	Barnes & Noble, Inc.	1,962
298	Beazer Homes USA, Inc. (a)	1,481
156	Bebe Stores, Inc.	1,069
267	Belo Corp. - Class A	1,941
5	Biglari Holdings, Inc. (a)	1,520
65	BJ's Restaurants, Inc. (a)	1,507
30	Blue Nile, Inc. (a)	1,407
69	Bob Evans Farms, Inc.	2,004
205	BorgWarner, Inc. (a)	7,638
192	Boyd Gaming Corp. (a)	2,529
59	Bridgepoint Education, Inc. (a)	1,273
209	Brinker International, Inc.	3,716
119	Brown Shoe Co., Inc.	1,985
191	Brunswick Corp.	3,337
79	Buckle, Inc. (The)	2,808
42	Buffalo Wild Wings, Inc. (a)	1,550
162	Burger King Holdings, Inc.	3,080
117	Cabela's, Inc. (a)	2,013
524	Cablevision Systems Corp. - Class A	13,000
85	California Pizza Kitchen, Inc. (a)	1,549
232	Callaway Golf Co.	1,953
31	Capella Education Co. (a)	2,663
184	Career Education Corp. (a)	5,152
328	CarMax, Inc. (a)	7,127
128	Carter's, Inc. (a)	3,912
84	Cato Corp. (The) - Class A	1,993
53	CEC Entertainment, Inc. (a)	2,143
321	Charming Shoppes, Inc. (a)	1,464
134	Cheesecake Factory, Inc. (The) (a)	3,417
389	Chico's FAS, Inc.	4,757
57	Childrens Place Retail Stores, Inc. (The) (a)	2,686
53	Chipotle Mexican Grill, Inc. (a)	7,541
56	Choice Hotels International, Inc.	1,865
38	Churchill Downs, Inc.	1,274
124	Cinemark Holdings, Inc.	1,983
50	Citi Trends, Inc. (a)	1,704
170	CKE Restaurants, Inc.	2,101
280	CKX, Inc. (a)	1,484
105	Clear Channel Outdoor Holdings, Inc. - Class A (a)	979
64	Coinstar, Inc. (a)	3,434
224	Coldwater Creek, Inc. (a)	1,398
143	Collective Brands, Inc. (a)	3,200
35	Columbia Sportswear Co.	1,791
122	Cooper Tire & Rubber Co.	2,307
160	Corinthian Colleges, Inc. (a)	2,142
48	Cracker Barrel Old Country Store, Inc.	2,392
259	CROCS, Inc. (a)	2,681
335	Dana Holding Corp. (a)	3,638
32	Deckers Outdoor Corp. (a)	4,631
167	Dick's Sporting Goods, Inc. (a)	4,761
138	Dillard's, Inc. - Class A	3,959
43	DineEquity, Inc. (a)	1,452
425	DISH Network Corp. - Class A	8,861
63	Dollar General Corp. (a)	1,904
153	Dollar Tree, Inc. (a)	9,576
136	Domino's Pizza, Inc. (a)	1,768
117	DreamWorks Animation SKG, Inc. - Class A (a)	3,474
122	Dress Barn, Inc. (The) (a)	3,342
53	Drew Industries, Inc. (a)	1,163
35	DSW, Inc. - Class A (a)	1,011
48	Education Management Corp. (a)	1,014
73	Ethan Allen Interiors, Inc.	1,475
242	Exide Technologies (a)	1,031
251	Federal-Mogul Corp. (a)	4,332
146	Finish Line, Inc. (The) - Class A	2,431
345	Foot Locker, Inc.	5,144
105	Fossil, Inc. (a)	3,938
140	Fred's, Inc. - Class A	1,917
41	Fuel Systems Solutions, Inc. (a)	1,096
175	Garmin Ltd. (Cayman Islands)	5,877
101	Gaylord Entertainment Co. (a)	2,686
76	Genesco, Inc. (a)	2,365
292	Gentex Corp.	5,747
61	Grand Canyon Education, Inc. (a)	1,498
53	Group 1 Automotive, Inc. (a)	1,507
138	Guess?, Inc.	5,243
68	Gymboree Corp. (a)	3,031
173	Hanesbrands, Inc. (a)	4,719
130	Harte-Hanks, Inc.	1,776
67	Helen of Troy Ltd. (Bermuda) (a)	1,726
74	hhgregg, Inc. (a)	2,221
85	Hibbett Sports, Inc. (a)	2,190
144	Hillenbrand, Inc.	3,498
91	HSN, Inc. (a)	2,452
103	Hyatt Hotels Corp. - Class A (a)	4,167
187	Iconix Brand Group, Inc. (a)	3,039
94	Interactive Data Corp.	3,060
60	International Speedway Corp. - Class A	1,673
114	Interval Leisure Group, Inc. (a)	1,541
103	iRobot Corp. (a)	2,210
87	ITT Educational Services, Inc. (a)	8,782
95	J. Crew Group, Inc. (a)	4,336
113	Jack in the Box, Inc. (a)	2,536
176	Jarden Corp.	5,123
64	Jo-Ann Stores, Inc. (a)	2,924
119	John Wiley & Sons, Inc. - Class A	4,712
195	Jones Apparel Group, Inc.	3,830
45	JOS A. Bank Clothiers, Inc. (a)	2,731
66	K12, Inc. (a)	1,651
169	KB Home	2,447
67	Kirkland's, Inc. (a)	1,442
147	Knology, Inc. (a)	1,758
146	Lamar Advertising Co. - Class A (a)	4,303
730	Las Vegas Sands Corp. (a)	17,140
133	La-Z-Boy, Inc. (a)	1,579
573	Liberty Global, Inc. - Class A (a)	14,783
82	Life Time Fitness, Inc. (a)	3,043
348	Live Nation Entertainment, Inc. (a)	4,256
244	Liz Claiborne, Inc. (a)	1,496
351	LKQ Corp. (a)	6,465
80	Lumber Liquidators Holdings, Inc. (a)	2,361
157	Madison Square Garden, Inc. - Class A (a)	3,308
94	Maidenform Brands, Inc. (a)	2,175
73	Matthews International Corp. - Class A	2,364
89	MDC Holdings, Inc.	2,793
99	Men's Wearhouse, Inc. (The)	2,152
77	Meritage Homes Corp. (a)	1,646
530	MGM Mirage (a)	6,604
129	Modine Manufacturing Co. (a)	1,499
126	Mohawk Industries, Inc. (a)	7,076
62	Monro Muffler Brake, Inc.	2,442
58	Morningstar, Inc. (a)	2,830
110	National CineMedia, Inc.	1,924
14	National Presto Industries, Inc.	1,361
75	NetFlix, Inc. (a)	8,336
96	NutriSystem, Inc.	2,136
10	NVR, Inc. (a)	6,853
148	OfficeMax, Inc. (a)	2,639
324	Orbitz Worldwide, Inc. (a)	1,717
218	Orient-Express Hotels Ltd. - Class A (Bermuda) (a)	2,200
281	Pacific Sunwear Of California (a)	1,144
45	Panera Bread Co. - Class A (a)	3,637
68	Papa John's International, Inc. (a)	1,688
41	Peet's Coffee & Tea, Inc. (a)	1,593
169	Penn National Gaming, Inc. (a)	4,326
83	Penske Automotive Group, Inc. (a)	1,084
165	PEP Boys-Manny Moe & Jack	2,034
79	PetMed Express, Inc.	1,558
247	PetSmart, Inc.	7,845
58	PF Chang's China Bistro, Inc.	2,521
107	Phillips-Van Heusen Corp.	5,856
334	Pier 1 Imports, Inc. (a)	2,655
186	Pinnacle Entertainment, Inc. (a)	2,251
66	Polaris Industries, Inc.	3,874
101	Pool Corp.	2,423
37	Pre-Paid Legal Services, Inc. (a)	1,714
388	Quiksilver, Inc. (a)	1,808
145	RCN Corp. (a)	2,106
198	Regal Entertainment Group - Class A	3,018
148	Regis Corp.	2,722
146	Rent-A-Center, Inc. (a)	3,536
327	Royal Caribbean Cruises Ltd. (Liberia) (a)	9,483
179	Ruby Tuesday, Inc. (a)	1,926
96	Ryland Group, Inc.	1,786
310	Saks, Inc. (a)	2,846
208	Sally Beauty Holdings, Inc. (a)	1,957
84	Scholastic Corp.	2,197
164	Scientific Games Corp. - Class A (a)	1,676
190	Select Comfort Corp. (a)	2,132
421	Service Corp International	3,595
177	Shuffle Master, Inc. (a)	1,469
81	Shutterfly, Inc. (a)	1,871
154	Signet Jewelers Ltd. (Bermuda) (a)	4,782
9,453	Sirius XM Radio, Inc. (a)	9,737
72	Skechers U.S.A., Inc. - Class A (a)	2,713
154	Sonic Corp. (a)	1,625
151	Sotheby's	4,908
101	Stage Stores, Inc.	1,431
366	Standard Pacific Corp. (a)	1,848
31	Steiner Leisure Ltd. (Bahamas) (a)	1,287
76	Steven Madden Ltd. (a)	2,563
263	Stewart Enterprises, Inc. - Class A	1,596
17	Strayer Education, Inc.	4,080
81	Superior Industries International, Inc.	1,199
185	Talbots, Inc. (a)	2,782
143	Tempur-Pedic International, Inc. (a)	4,748
101	Tenneco, Inc. (a)	2,238
168	Texas Roadhouse, Inc. (a)	2,453
99	Thor Industries, Inc.	2,887
80	Timberland Co. (The) - Class A (a)	1,537
253	Toll Brothers, Inc. (a)	5,331
71	Tractor Supply Co.	4,811
80	True Religion Apparel, Inc. (a)	2,209
227	TRW Automotive Holdings Corp. (a)	6,828
119	Tupperware Brands Corp.	5,056
89	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,277
79	Under Armour, Inc. - Class A (a)	2,662
32	Unifirst Corp.	1,440
70	Universal Electronics, Inc. (a)	1,366
67	Universal Technical Institute, Inc. (a)	1,645
30	Vail Resorts, Inc. (a)	1,248
90	Valassis Communications, Inc. (a)	3,287
545	Virgin Media, Inc.	8,807
101	Volcom, Inc. (a)	2,016
106	Warnaco Group, Inc. (The) (a)	4,515
225	Warner Music Group Corp. (a)	1,366
144	Weight Watchers International, Inc.	3,948
1,114	Wendy's/Arby's Group, Inc. - Class A	5,024
398	Wet Seal, Inc. (The) - Class A (a)	1,632
177	Williams-Sonoma, Inc.	5,289
42	WMS Industries, Inc. (a)	1,946
111	Wolverine World Wide, Inc.	3,186
93	World Wrestling Entertainment, Inc. - Class A	1,541
		693,094
	Consumer Staples - 3.3%
203	Alberto-Culver Co.	5,586
289	Alliance One International, Inc. (a)	1,205
53	American Italian Pasta Co. - Class A (a)	2,062
55	Andersons, Inc. (The)	1,800
169	B&G Foods, Inc. - Class A	1,791
75	BJ's Wholesale Club, Inc. (a)	3,005
31	Boston Beer Co., Inc. - Class A (a)	2,047
316	Bunge Ltd. (Bermuda)	15,408
62	Cal-Maine Foods, Inc.	2,007
104	Casey's General Stores, Inc.	3,834
160	Central European Distribution Corp. (a)	4,090
174	Central Garden and Pet Co. - Class A (a)	1,646
111	Chiquita Brands International, Inc. (a)	1,371
149	Church & Dwight Co., Inc.	9,806
171	Corn Products International, Inc.	5,703
200	Darling International, Inc. (a)	1,600
418	Del Monte Foods Co.	6,094
46	Diamond Foods, Inc.	1,907
119	Dole Food Co., Inc. (a)	1,089
84	Elizabeth Arden, Inc. (a)	1,428
140	Energizer Holdings, Inc. (a)	7,867
198	Flowers Foods, Inc.	4,893
93	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	1,860
213	Green Mountain Coffee Roasters, Inc. (a)	5,037
116	Hain Celestial Group, Inc. (The) (a)	2,501
146	Hansen Natural Corp. (a)	5,701
274	Heckmann Corp. (a)	1,463
127	Herbalife Ltd. (Cayman Islands)	5,734
52	J&J Snack Foods Corp.	2,310
44	Lancaster Colony Corp.	2,405
90	Lance, Inc.	1,737
56	Medifast, Inc. (a)	1,757
39	Nash Finch Co.	1,408
121	NBTY, Inc. (a)	4,143
123	Nu Skin Enterprises, Inc. - Class A	3,537
87	Pantry, Inc. (The) (a)	1,330
189	Prestige Brands Holdings, Inc. (a)	1,459
61	Pricesmart, Inc.	1,465
105	Ralcorp Holdings, Inc. (a)	6,307
1,505	Rite Aid Corp. (a)	1,731
89	Ruddick Corp.	2,939
47	Sanderson Farms, Inc.	2,578
270	Smart Balance, Inc. (a)	1,615
280	Smithfield Foods, Inc. (a)	4,827
92	Spartan Stores, Inc.	1,402
48	Tootsie Roll Industries, Inc.	1,202
52	TreeHouse Foods, Inc. (a)	2,397
74	United Natural Foods, Inc. (a)	2,298
45	Universal Corp.	1,839
104	Vector Group Ltd.	1,633
53	WD-40 Co.	1,730
31	Weis Markets, Inc.	1,047
144	Winn-Dixie Stores, Inc. (a)	1,613
		165,244
	Energy - 6.4%
221	Alpha Natural Resources, Inc. (a)	8,480
268	American Oil & Gas, Inc. (a)	1,726
327	Arch Coal, Inc.	7,047
93	Arena Resources, Inc. (a)	3,058
180	Atlas Energy, Inc. (a)	5,558
135	ATP Oil & Gas Corp. (a)	1,436
128	Atwood Oceanics, Inc. (a)	3,475
99	Berry Petroleum Co. - Class A	3,043
96	Bill Barrett Corp. (a)	3,126
329	BPZ Resources, Inc. (a)	1,684
314	Brigham Exploration Co. (a)	5,394
57	Bristow Group, Inc. (a)	1,852
418	Cal Dive International, Inc. (a)	2,307
42	CARBO Ceramics, Inc.	2,717
88	Carrizo Oil & Gas, Inc. (a)	1,561
183	Cimarex Energy Co.	13,447
129	Clean Energy Fuels Corp. (a)	1,925
123	Cloud Peak Energy, Inc. (a)	1,815
45	CNX Gas Corp. (a)	1,721
173	Complete Production Services, Inc. (a)	2,251
114	Comstock Resources, Inc. (a)	3,402
166	Concho Resources, Inc. (a)	8,640
51	Contango Oil & Gas Co. (a)	2,564
68	Continental Resources, Inc. (a)	3,207
160	Crosstex Energy, Inc. (a)	1,082
150	Dresser-Rand Group, Inc. (a)	4,775
58	Dril-Quip, Inc. (a)	2,825
150	Energy Partners Ltd. (a)	1,905
150	Energy XXI Bermuda Ltd. (Bermuda) (a)	2,387
475	EXCO Resources, Inc.	8,194
164	Exterran Holdings, Inc. (a)	4,182
203	Forest Oil Corp. (a)	5,408
248	Frontier Oil Corp.	3,450
253	General Maritime Corp. (Marshall Islands)	1,748
307	Global Industries Ltd. (a)	1,603
78	Goodrich Petroleum Corp. (a)	955
117	Gulfmark Offshore, Inc. - Class A (a)	3,058
132	Gulfport Energy Corp. (a)	1,733
273	Helix Energy Solutions Group, Inc. (a)	2,973
385	Hercules Offshore, Inc. (a)	1,201
119	Holly Corp.	3,082
83	Hornbeck Offshore Services, Inc. (a)	1,268
407	International Coal Group, Inc. (a)	1,762
387	ION Geophysical Corp. (a)	2,101
80	James River Coal Co. (a)	1,283
324	Key Energy Services, Inc. (a)	3,097
575	Kodiak Oil & Gas Corp. (Canada) (a)	1,863
39	Lufkin Industries, Inc.	3,109
232	Mariner Energy, Inc. (a)	4,960
196	McMoRan Exploration Co. (a)	2,107
237	Newfield Exploration Co. (a)	12,338
285	Newpark Resources, Inc. (a)	1,830
127	Northern Oil and Gas, Inc. (a)	1,833
111	Oceaneering International, Inc. (a)	5,136
96	Oil States International, Inc. (a)	3,748
55	Overseas Shipholding Group, Inc.	2,128
340	Parker Drilling Co. (a)	1,635
202	Patriot Coal Corp. (a)	3,367
358	Patterson-UTI Energy, Inc.	5,023
112	Penn Virginia Corp.	2,452
591	Petrohawk Energy Corp. (a)	11,365
60	Petroleum Development Corp. (a)	1,236
269	Petroquest Energy, Inc. (a)	1,689
187	Pioneer Drilling Co. (a)	1,109
281	Plains Exploration & Production Co. (a)	6,210
347	Pride International, Inc. (a)	8,595
328	Quicksilver Resources, Inc. (a)	4,005
124	Rex Energy Corp. (a)	1,296
176	Rosetta Resources, Inc. (a)	3,860
117	RPC, Inc.	1,321
528	SandRidge Energy, Inc. (a)	3,400
49	SEACOR Holdings, Inc. (a)	3,576
139	Ship Finance International Ltd. (Bermuda)	2,513
218	Southern Union Co.	4,746
148	St. Mary Land & Exploration Co.	6,400
127	Stone Energy Corp. (a)	1,703
169	Superior Energy Services, Inc. (a)	3,677
96	Superior Well Services, Inc. (a)	1,451
83	Swift Energy Co. (a)	2,295
61	T-3 Energy Services, Inc. (a)	1,627
87	Teekay Corp. (Marshall Islands)	2,195
117	Tesco Corp. (Canada) (a)	1,314
174	Tetra Technologies, Inc. (a)	1,750
117	Tidewater, Inc.	4,892
301	Ultra Petroleum Corp. (Canada) (a)	13,852
89	Unit Corp. (a)	3,639
314	USEC, Inc. (a)	1,658
92	Venoco, Inc. (a)	1,331
301	Western Refining, Inc. (a)	1,583
96	Whiting Petroleum Corp. (a)	8,036
127	World Fuel Services Corp.	3,306
		318,667
	Financials - 21.9%
141	Acadia Realty Trust - REIT	2,522
87	Affiliated Managers Group, Inc. (a)	6,233
7	Alexander's, Inc. - REIT	2,270
101	Alexandria Real Estate Equities, Inc. - REIT	6,623
14	Alleghany Corp. (a)	4,089
81	Allied World Assurance Co. Holdings Ltd. (Bermuda)	3,638
200	Alterra Capital Holdings Ltd. (Bermuda)	3,742
71	Altisource Portfolio Solutions SA (Luxembourg) (a)	1,904
384	AMB Property Corp. - REIT	9,957
127	American Campus Communities, Inc. - REIT	3,400
82	American Capital Agency Corp. - REIT	2,153
969	American Capital Ltd. (a)	5,165
201	American Equity Investment Life Holding Co.	1,891
158	American Financial Group, Inc.	4,408
63	American National Insurance Co.	6,570
147	AmeriCredit Corp. (a)	3,178
103	Amtrust Financial Services, Inc.	1,356
1,116	Annaly Capital Management, Inc. - REIT	18,927
487	Anworth Mortgage Asset Corp. - REIT	3,302
388	Apollo Investment Corp.	4,047
76	Arch Capital Group Ltd. (Bermuda) (a)	5,588
87	Argo Group International Holdings Ltd. (Bermuda)	2,629
67	Arrow Financial Corp.	1,707
177	Arthur J Gallagher & Co.	4,370
80	Artio Global Investors, Inc.	1,479
260	Ashford Hospitality Trust, Inc. - REIT (a)	2,067
187	Aspen Insurance Holdings Ltd. (Bermuda)	4,724
386	Associated Banc-Corp.	5,184
146	Associated Estates Realty Corp. - REIT	2,002
303	Assured Guaranty Ltd. (Bermuda)	5,090
171	Astoria Financial Corp.	2,544
225	Axis Capital Holdings Ltd. (Bermuda)	6,840
36	Bancfirst Corp.	1,429
186	BancorpSouth, Inc.	3,606
242	Bank Mutual Corp.	1,554
95	Bank of Hawaii Corp.	4,563
57	Bank of the Ozarks, Inc.	2,011
151	Beneficial Mutual Bancorp, Inc. (a)	1,557
264	BioMed Realty Trust, Inc. - REIT	4,491
74	BlackRock, Inc.	12,423
41	BOK Financial Corp.	2,072
203	Boston Private Financial Holdings, Inc.	1,486
346	Brandywine Realty Trust - REIT	4,010
125	BRE Properties, Inc. - REIT	5,107
446	Brookfield Properties Corp. (Canada)	6,525
195	Brookline Bancorp, Inc.	1,942
270	Brown & Brown, Inc.	5,292
141	Camden Property Trust- REIT	6,435
720	CapitalSource, Inc.	3,269
45	Capitol Federal Financial	1,440
277	Capstead Mortgage Corp. - REIT	3,163
79	Cash America International, Inc.	2,919
235	Cathay General Bancorp	2,590
362	CBL & Associates Properties, Inc.- REIT	5,173
219	Cedar Shopping Centers, Inc. - REIT	1,504
89	Chemical Financial Corp.	2,156
1,219	Chimera Investment Corp.- REIT	4,803
1,691	Citizens Republic Bancorp, Inc. (a)	1,860
62	City Holding Co.	1,990
84	City National Corp.	4,845
48	CNA Financial Corp. (a)	1,252
616	CNO Financial Group, Inc. (a)	3,456
59	Cohen & Steers, Inc.	1,428
205	Colonial Properties Trust - REIT	3,091
78	Colony Financial, Inc. - REIT	1,419
89	Columbia Banking System, Inc.	1,987
153	Commerce Bancshares, Inc.	5,687
99	Community Bank System, Inc.	2,262
73	Community Trust Bancorp, Inc.	1,958
113	Corporate Office Properties Trust - REIT	4,284
339	Cousins Properties, Inc. - REIT	2,614
319	Cowen Group, Inc. - Class A (a)	1,512
34	Credit Acceptance Corp. (a)	1,621
113	Cullen/Frost Bankers, Inc.	6,201
288	CVB Financial Corp.	2,860
609	DCT Industrial Trust, Inc. - REIT	2,948
105	Delphi Financial Group, Inc.	2,727
449	Developers Diversified Realty Corp.- REIT	5,137
337	DiamondRock Hospitality Co. - REIT (a)	3,080
137	Digital Realty Trust, Inc. - REIT	7,797
144	Dime Community Bancshares	1,837
69	Dollar Financial Corp. (a)	1,394
294	Douglas Emmett, Inc.- REIT	4,551
566	Duke Realty Corp. - REIT	6,724
126	DuPont Fabros Technology, Inc. - REIT	3,218
297	East West Bancorp, Inc.	5,049
77	EastGroup Properties, Inc.- REIT	2,847
219	Eaton Vance Corp.	6,546
293	Education Realty Trust, Inc. - REIT	1,863
94	eHealth, Inc. (a)	1,245
145	Employers Holdings, Inc.	2,313
119	Endurance Specialty Holdings Ltd. (Bermuda)	4,415
26	Enstar Group Ltd. (Bermuda) (a)	1,628
88	Entertainment Properties Trust - REIT	3,603
61	Equity Lifestyle Properties, Inc. - REIT	3,160
80	Equity One, Inc. - REIT	1,374
64	Erie Indemnity Co. - Class A	2,936
52	Essex Property Trust, Inc.- REIT	5,472
57	Evercore Partners, Inc. - Class A	1,858
117	Everest Re Group Ltd. (Bermuda)	8,504
249	Extra Space Storage, Inc.- REIT	3,745
136	Ezcorp, Inc. - Class A (a)	2,490
50	FBL Financial Group, Inc. - Class A	1,222
1,993	Freddie Mac (a)	2,471
3,151	Fannie Mae (a)	3,088
90	Federal Realty Investment Trust - REIT	6,633
307	FelCor Lodging Trust, Inc.- REIT (a)	2,075
566	Fidelity National Financial, Inc. - Class A	8,162
193	Fifth Street Finance Corp.	2,202
247	First American Corp.	8,405
89	First Cash Financial Services, Inc. (a)	1,872
18	First Citizens BancShares, Inc. - Class A	3,600
312	First Commonwealth Financial Corp.	1,632
147	First Financial Bancorp	2,337
55	First Financial Bankshares, Inc.	2,760
279	First Industrial Realty Trust, Inc.- REIT (a)	1,867
196	First Midwest Bancorp, Inc.	2,719
392	First Niagara Financial Group, Inc.	5,178
140	First Potomac Realty Trust - REIT	2,058
192	FirstMerit Corp.	3,579
361	Flagstar Bancorp, Inc. (a)	1,836
198	Flagstone Reinsurance Holdings SA (Luxembourg)	2,340
127	Flushing Financial Corp.	1,720
334	FNB Corp.	2,735
366	Forest City Enterprises, Inc. - Class A (a)	4,853
99	Forestar Group, Inc. (a)	1,817
187	Franklin Street Properties Corp.- REIT	2,309
452	Fulton Financial Corp.	4,497
585	General Growth Properties, Inc. - REIT	8,202
72	Getty Realty Corp. - REIT	1,607
194	GFI Group, Inc.	1,174
183	Glacier Bancorp, Inc.	2,902
704	GLG Partners, Inc. (a)	2,999
306	Glimcher Realty Trust - REIT	2,130
99	Government Properties Income Trust - REIT	2,635
57	Greenhill & Co., Inc.	3,950
96	Greenlight Capital Re Ltd. - Class A (Cayman Islands) (a)	2,331
67	Hancock Holding Co.	2,561
119	Hanover Insurance Group, Inc. (The)	5,177
44	Harleysville Group, Inc.	1,436
135	Hatteras Financial Corp.- REIT	3,740
252	HCC Insurance Holdings, Inc.	6,318
157	Healthcare Realty Trust, Inc. - REIT	3,600
379	Hersha Hospitality Trust - REIT	1,831
156	Highwoods Properties, Inc.- REIT	4,596
164	Hilltop Holdings, Inc. (a)	1,740
105	Home Bancshares, Inc.	2,464
79	Home Properties, Inc. - REIT	3,842
135	Horace Mann Educators Corp.	2,075
290	Hospitality Properties Trust - REIT	6,525
587	HRPT Properties Trust - REIT	3,939
68	Iberiabank Corp.	3,735
79	Independent Bank Corp.	1,913
48	Infinity Property & Casualty Corp.	2,246
290	Inland Real Estate Corp. - REIT	2,416
179	Interactive Brokers Group, Inc. - Class A (a)	3,002
150	International Bancshares Corp.	2,963
164	Invesco Mortgage Capital, Inc. - REIT	3,377
193	Investment Technology Group, Inc. (a)	3,254
147	Investors Bancorp, Inc. (a)	2,008
357	Investors Real Estate Trust - REIT	3,117
386	iStar Financial, Inc. - REIT (a)	2,343
218	Jefferies Group, Inc.	5,086
45	Jones Lang LaSalle, Inc.	3,358
104	KBW, Inc. (a)	2,609
117	Kilroy Realty Corp. - REIT	3,849
327	Kite Realty Group Trust - REIT	1,602
231	Knight Capital Group, Inc. (a)	3,375
173	LaSalle Hotel Properties - REIT	3,893
309	Lexington Realty Trust - REIT	1,919
238	Liberty Property Trust - REIT	7,333
78	LTC Properties, Inc.- REIT	2,004
285	Macerich Co. (The) - REIT	11,788
181	Mack-Cali Realty Corp. - REIT	5,969
224	Maiden Holdings Ltd. (Bermuda)	1,555
20	Markel Corp. (a)	6,911
103	MarketAxess Holdings, Inc.	1,520
122	MB Financial, Inc.	2,666
476	MBIA, Inc. (a)	3,546
232	Meadowbrook Insurance Group, Inc.	2,016
241	Medical Properties Trust, Inc. - REIT	2,302
54	Mercury General Corp.	2,333
256	MF Global Holdings Ltd. (a)	1,971
496	MFA Financial, Inc. - REIT	3,636
283	MGIC Investment Corp. (a)	2,649
62	Mid-America Apartment Communities, Inc. - REIT	3,387
123	Montpelier Re Holdings Ltd. (Bermuda)	1,920
201	MSCI, Inc. - Class A (a)	5,960
142	National Financial Partners Corp. (a)	1,979
63	National Health Investors, Inc.- REIT	2,594
355	National Penn Bancshares, Inc.	2,481
162	National Retail Properties, Inc. - REIT	3,561
10	National Western Life Insurance Co. - Class A	1,670
216	Nationwide Health Properties, Inc. - REIT	7,666
46	Navigators Group, Inc. (The) (a)	1,884
105	NBT Bancorp, Inc.	2,305
122	Nelnet, Inc. - Class A	2,416
840	New York Community Bancorp, Inc.	13,482
227	NewAlliance Bancshares, Inc.	2,672
157	NewStar Financial, Inc. (a)	1,088
571	NorthStar Realty Finance Corp. - REIT	1,799
220	Northwest Bancshares, Inc.	2,559
196	Ocwen Financial Corp. (a)	2,383
249	Old National Bancorp	2,859
479	Old Republic International Corp.	6,639
151	Omega Healthcare Investors, Inc.- REIT	2,999
129	optionsXpress Holdings, Inc. (a)	2,070
124	Oriental Financial Group, Inc. (Puerto Rico)	1,696
103	PacWest Bancorp	2,147
46	Park National Corp.	2,976
103	Parkway Properties, Inc. - REIT	1,736
144	PartnerRe Ltd. (Bermuda)	10,505
81	Pebblebrook Hotel Trust - REIT (a)	1,662
170	Pennsylvania Real Estate Investment Trust - REIT	2,344
127	PHH Corp. (a)	2,800
62	Pico Holdings, Inc. (a)	2,064
122	Pinnacle Financial Partners, Inc. (a)	1,668
57	Piper Jaffray Cos. (a)	1,887
112	Platinum Underwriters Holdings Ltd. (Bermuda)	4,123
466	PMI Group, Inc. (The) (a)	2,186
1,608	Popular, Inc. (Puerto Rico) (a)	4,872
36	Portfolio Recovery Associates, Inc. (a)	2,465
149	Post Properties, Inc.- REIT	3,737
84	Potlatch Corp. - REIT	2,927
84	Primerica, Inc. (a)	1,991
195	PrivateBancorp, Inc.	2,584
73	ProAssurance Corp. (a)	4,297
97	Prosperity Bancshares, Inc.	3,496
201	Protective Life Corp.	4,326
177	Provident Financial Services, Inc.	2,188
196	Provident New York Bancorp	1,782
47	PS Business Parks, Inc. - REIT	2,534
325	Radian Group, Inc.	3,341
141	Ramco-Gershenson Properties Trust - REIT	1,524
226	Raymond James Financial, Inc.	6,389
127	Rayonier, Inc.- REIT	5,700
141	Realty Income Corp. - REIT	4,391
186	Redwood Trust, Inc. - REIT	2,825
204	Regency Centers Corp. - REIT	7,497
152	Reinsurance Group of America, Inc.	7,139
106	RenaissanceRe Holdings Ltd. (Bermuda)	5,730
103	Renasant Corp.	1,478
83	Riskmetrics Group, Inc. (a)	1,795
48	RLI Corp.	2,646
108	S&T Bancorp, Inc.	2,330
49	Safety Insurance Group, Inc.	1,770
67	Saul Centers, Inc.- REIT	2,569
56	SCBT Financial Corp.	2,004
318	SEI Investments Co.	6,707
147	Selective Insurance Group, Inc.	2,293
279	Senior Housing Properties Trust - REIT	5,814
81	Signature Bank (a)	3,065
71	Simmons First National Corp. - Class A	1,872
187	SL Green Realty Corp.- REIT	11,648
91	Southside Bancshares, Inc.	1,843
83	Sovran Self Storage, Inc. - REIT	2,990
129	St. Joe Co. (The) (a)	3,567
123	StanCorp Financial Group, Inc.	5,263
140	Starwood Property Trust, Inc.- REIT	2,552
133	StellarOne Corp.	1,830
421	Sterling Bancshares, Inc.	2,252
72	Stifel Financial Corp. (a)	3,648
341	Strategic Hotels & Resorts, Inc.- REIT (a)	1,671
95	Sun Communities, Inc. - REIT	2,810
293	Sunstone Hotel Investors, Inc.- REIT (a)	3,232
365	Susquehanna Bancshares, Inc.	3,201
90	SVB Financial Group (a)	4,037
210	SWS Group, Inc.	2,108
80	SY Bancorp, Inc.	1,875
105	Symetra Financial Corp.	1,386
1,850	Synovus Financial Corp.	5,476
73	Tanger Factory Outlet Centers - REIT	3,038
120	Taubman Centers, Inc. - REIT	4,859
356	TCF Financial Corp.	5,746
498	TD Ameritrade Holding Corp. (a)	8,830
111	Tejon Ranch Co. (a)	2,720
122	Texas Capital Bancshares, Inc. (a)	2,229
98	TFS Financial Corp.	1,298
49	Tompkins Financial Corp.	1,951
123	Tower Group, Inc.	2,695
128	TowneBank	1,865
79	Transatlantic Holdings, Inc.	3,715
300	Trustco Bank Corp. NY	1,869
129	Trustmark Corp.	2,886
335	UDR, Inc. - REIT	6,811
78	UMB Financial Corp.	3,038
204	Umpqua Holdings Corp.	2,562
108	United Bankshares, Inc.	2,907
334	United Community Banks, Inc. (a)	1,548
86	United Fire & Casualty Co.	1,836
128	Unitrin, Inc.	3,416
60	Universal Health Realty Income Trust - REIT	1,954
83	Univest Corp. of Pennsylvania	1,599
309	U-Store-It Trust - REIT	2,540
191	Validus Holdings Ltd. (Bermuda)	4,691
352	Valley National Bancorp	5,086
196	Waddell & Reed Financial, Inc.	5,255
94	Walter Investment Management Corp. - REIT	1,532
283	Washington Federal, Inc.	4,890
133	Washington Real Estate Investment Trust - REIT	3,908
220	Webster Financial Corp.	4,213
300	Weingarten Realty Investors - REIT	6,258
105	WesBanco, Inc.	1,976
2	Wesco Financial Corp.	708
67	Westamerica Bancorporation	3,730
266	Western Alliance Bancorp (a)	2,141
17	White Mountains Insurance Group Ltd. (Bermuda)	5,556
271	Whitney Holding Corp.	3,211
263	Wilmington Trust Corp.	3,966
64	Wintrust Financial Corp.	2,282
42	World Acceptance Corp. (a)	1,501
252	WR Berkley Corp.	6,869
		1,087,231
	Health Care - 11.9%
68	Abaxis, Inc. (a)	1,531
32	Abraxis Bioscience, Inc. (a)	1,422
96	Acorda Therapeutics, Inc. (a)	3,300
76	Affymax, Inc. (a)	1,672
230	Affymetrix, Inc. (a)	1,506
48	Air Methods Corp. (a)	1,581
172	Alexion Pharmaceuticals, Inc. (a)	8,605
152	Align Technology, Inc. (a)	2,268
181	Alkermes, Inc. (a)	2,055
309	Alliance HealthCare Services, Inc. (a)	1,718
290	Allos Therapeutics, Inc. (a)	2,076
129	Allscripts-Misys Healthcare Solutions, Inc. (a)	2,426
114	Alnylam Pharmaceuticals, Inc. (a)	1,801
61	AMAG Pharmaceuticals, Inc. (a)	1,942
68	Amedisys, Inc. (a)	3,381
180	American Medical Systems Holdings, Inc. (a)	4,061
106	AMERIGROUP Corp. (a)	3,807
82	Amsurg Corp. (a)	1,624
273	Amylin Pharmaceuticals, Inc. (a)	4,510
42	Analogic Corp.	1,815
158	Angiodynamics, Inc. (a)	2,334
115	Ardea Biosciences, Inc. (a)	2,878
425	Ariad Pharmaceuticals, Inc. (a)	1,632
73	Arthrocare Corp. (a)	2,147
53	Assisted Living Concepts, Inc. - Class A (a)	1,757
70	athenahealth, Inc. (a)	1,733
95	Auxilium Pharmaceuticals, Inc. (a)	2,734
120	Beckman Coulter, Inc.	6,893
236	BioMarin Pharmaceutical, Inc. (a)	4,607
45	Bio-Rad Laboratories, Inc. - Class A (a)	4,211
98	Bio-Reference Labs, Inc. (a)	2,241
266	Brookdale Senior Living, Inc. (a)	4,679
193	Bruker Corp. (a)	2,458
77	Cantel Medical Corp.	1,320
88	Catalyst Health Solutions, Inc. (a)	3,369
301	Celera Corp. (a)	2,128
2,323	Cell Therapeutics, Inc. (a)	837
122	Centene Corp. (a)	2,784
144	Cepheid, Inc. (a)	2,575
162	Charles River Laboratories International, Inc. (a)	5,433
49	Chemed Corp.	2,789
190	Community Health Systems, Inc. (a)	7,406
45	Computer Programs & Systems, Inc.	1,935
80	Conmed Corp. (a)	1,555
86	Cooper Cos., Inc. (The)	3,170
142	Covance, Inc. (a)	7,492
120	Cubist Pharmaceuticals, Inc. (a)	2,580
91	Cyberonics, Inc. (a)	1,598
81	Delcath Systems, Inc. (a)	1,259
282	Dendreon Corp. (a)	12,239
148	DexCom, Inc. (a)	1,558
48	Dionex Corp. (a)	3,780
138	Eclipsys Corp. (a)	2,643
170	Edwards Lifesciences Corp. (a)	8,590
68	Emdeon, Inc. - Class A (a)	919
52	Emergency Medical Services Corp. - Class A (a)	2,786
92	Emergent Biosolutions, Inc. (a)	1,449
85	Emeritus Corp. (a)	1,725
255	Endo Pharmaceuticals Holdings, Inc. (a)	5,340
182	Enzon Pharmaceuticals, Inc. (a)	1,947
168	ev3, Inc. (a)	3,179
312	Exelixis, Inc. (a)	1,616
111	Genomic Health, Inc. (a)	1,665
58	Genoptix, Inc. (a)	1,546
105	Gen-Probe, Inc. (a)	4,616
78	Gentiva Health Services, Inc. (a)	2,155
1,971	GenVec, Inc. (a)	1,122
329	Geron Corp. (a)	1,737
84	Greatbatch, Inc. (a)	1,771
60	Haemonetics Corp. (a)	3,236
326	Halozyme Therapeutics, Inc. (a)	2,390
98	Hanger Orthopedic Group, Inc. (a)	1,671
536	Health Management Associates, Inc. - Class A (a)	4,985
211	Health Net, Inc. (a)	5,201
221	Healthsouth Corp. (a)	4,389
147	Healthspring, Inc. (a)	2,553
91	Healthways, Inc. (a)	1,290
41	HeartWare International, Inc. (a)	2,425
163	Henry Schein, Inc. (a)	9,195
146	Hill-Rom Holdings, Inc.	4,070
65	HMS Holdings Corp. (a)	3,527
492	Hologic, Inc. (a)	7,331
294	Human Genome Sciences, Inc. (a)	7,279
45	ICU Medical, Inc. (a)	1,432
77	IDEXX Laboratories, Inc. (a)	4,869
242	Illumina, Inc. (a)	10,174
178	Immucor, Inc. (a)	3,496
218	Immunogen, Inc. (a)	1,931
153	Impax Laboratories, Inc. (a)	3,224
317	Incyte Corp. Ltd. (a)	4,086
270	Inspire Pharmaceuticals, Inc. (a)	1,535
95	Insulet Corp. (a)	1,384
46	Integra LifeSciences Holdings Corp. (a)	1,812
98	InterMune, Inc. (a)	886
70	Invacare Corp.	1,672
115	inVentiv Health, Inc. (a)	2,873
162	Inverness Medical Innovations, Inc. (a)	5,639
48	IPC The Hospitalist Co., Inc. (a)	1,405
239	Isis Pharmaceuticals, Inc. (a)	2,199
113	Kindred Healthcare, Inc. (a)	1,753
119	Kinetic Concepts, Inc. (a)	4,927
32	Landauer, Inc.	1,949
1,201	Lexicon Pharmaceuticals, Inc. (a)	1,765
56	LHC Group, Inc. (a)	1,725
104	LifePoint Hospitals, Inc. (a)	3,691
112	Lincare Holdings, Inc. (a)	5,244
135	Luminex Corp. (a)	2,313
80	Magellan Health Services, Inc. (a)	3,255
155	MannKind Corp. (a)	862
81	MAP Pharmaceuticals, Inc. (a)	1,209
109	Martek Biosciences Corp. (a)	2,026
128	Masimo Corp.	2,834
140	MedAssets, Inc. (a)	3,177
193	Medicines Co. (The) (a)	1,622
153	Medicis Pharmaceutical Corp. - Class A	3,548
123	Medidata Solutions, Inc. (a)	1,728
164	Medivation, Inc. (a)	1,922
103	Mednax, Inc. (a)	5,825
111	Meridian Bioscience, Inc.	1,940
108	Merit Medical Systems, Inc. (a)	1,651
61	Mettler-Toledo International, Inc. (a)	6,986
218	Micromet, Inc. (a)	1,328
145	Momenta Pharmaceuticals, Inc. (a)	1,924
39	MWI Veterinary Supply, Inc. (a)	1,911
216	Myriad Genetics, Inc. (a)	3,942
73	National Healthcare Corp.	2,548
121	Natus Medical, Inc. (a)	2,003
241	Nektar Therapeutics (a)	2,947
72	Neogen Corp. (a)	1,851
82	NuVasive, Inc. (a)	3,220
130	NxStage Medical, Inc. (a)	1,819
101	Odyssey HealthCare, Inc. (a)	2,683
282	Omnicare, Inc.	7,081
106	Omnicell, Inc. (a)	1,389
151	Onyx Pharmaceuticals, Inc. (a)	3,366
102	Optimer Pharmaceuticals, Inc. (a)	1,088
46	Orthofix International NV (Netherlands Antilles) (a)	1,467
80	OSI Pharmaceuticals, Inc. (a)	4,590
127	Owens & Minor, Inc.	3,793
105	Par Pharmaceutical Cos., Inc. (a)	2,915
133	Parexel International Corp. (a)	2,967
345	PDL BioPharma, Inc.	1,853
196	Perrigo Co.	11,644
244	Pharmaceutical Product Development, Inc.	6,549
88	Pharmasset, Inc. (a)	2,592
104	PharMerica Corp. (a)	1,706
166	Phase Forward, Inc. (a)	2,794
186	Protalix BioTherapeutics, Inc. (a)	1,129
128	PSS World Medical, Inc. (a)	2,932
133	Psychiatric Solutions, Inc. (a)	4,307
41	Quality Systems, Inc.	2,421
239	Questcor Pharmaceuticals, Inc. (a)	2,263
123	Quidel Corp. (a)	1,439
136	Regeneron Pharmaceuticals, Inc. (a)	3,886
77	RehabCare Group, Inc. (a)	2,240
149	ResMed, Inc. (a)	9,371
168	Rigel Pharmaceuticals, Inc. (a)	1,095
125	Salix Pharmaceuticals Ltd. (a)	4,491
193	Savient Pharmaceuticals, Inc. (a)	2,324
264	Seattle Genetics, Inc. (a)	3,493
242	Sequenom, Inc. (a)	1,483
90	Sirona Dental Systems, Inc. (a)	3,184
61	SonoSite, Inc. (a)	1,774
119	STERIS Corp.	3,788
170	Sun Healthcare Group, Inc. (a)	1,549
139	Talecris Biotherapeutics Holdings Corp. (a)	2,305
66	Targacept, Inc. (a)	1,518
80	Techne Corp.	4,844
87	Teleflex, Inc.	4,879
152	Theravance, Inc. (a)	1,932
126	Thoratec Corp. (a)	5,528
82	Triple-S Management Corp. - Class B (Puerto Rico) (a)	1,501
103	United Therapeutics Corp. (a)	5,276
181	Universal American Corp. (a)	2,646
148	Universal Health Services, Inc. - Class B	6,272
142	Valeant Pharmaceuticals International (a)	6,600
108	Vanda Pharmaceuticals, Inc. (a)	789
143	VCA Antech, Inc. (a)	3,727
400	Vertex Pharmaceuticals, Inc. (a)	13,836
207	Viropharma, Inc. (a)	2,519
265	Vivus, Inc. (a)	3,355
99	Volcano Corp. (a)	2,197
84	WellCare Health Plans, Inc. (a)	2,290
69	West Pharmaceutical Services, Inc.	2,715
122	Wright Medical Group, Inc. (a)	2,004
66	Zoll Medical Corp. (a)	1,917
272	Zymogenetics, Inc. (a)	1,265
		589,183
	Industrials - 14.3%
85	A123 Systems, Inc. (a)	773
96	AAR Corp. (a)	1,891
95	ABM Industries, Inc.	2,040
171	ACCO Brands Corp. (a)	1,207
171	Actuant Corp. - Class A	3,458
64	Acuity Brands, Inc.	2,632
88	Administaff, Inc.	2,123
49	Advisory Board Co. (The) (a)	1,819
250	Aecom Technology Corp. (a)	6,345
64	Aerovironment, Inc. (a)	1,603
152	AGCO Corp. (a)	4,373
230	Aircastle Ltd. (Bermuda)	2,266
379	AirTran Holdings, Inc. (a)	2,137
75	Alaska Air Group, Inc. (a)	3,502
91	Albany International Corp. - Class A	1,713
94	Alexander & Baldwin, Inc.	3,026
40	Allegiant Travel Co.	2,212
54	Alliant Techsystems, Inc. (a)	3,715
20	Amerco, Inc. (a)	1,093
169	American Reprographics Co. (a)	1,621
27	American Science & Engineering, Inc.	1,892
105	American Superconductor Corp. (a)	3,219
24	Ameron International Corp.	1,555
194	AMETEK, Inc.	7,876
463	AMR Corp. (a)	3,551
57	AO Smith Corp.	2,657
175	Apogee Enterprises, Inc.	2,390
84	Applied Industrial Technologies, Inc.	2,317
73	Arkansas Best Corp.	1,707
57	Armstrong World Industries, Inc. (a)	2,137
262	ArvinMeritor, Inc. (a)	3,809
71	Astec Industries, Inc. (a)	2,121
67	ATC Technology Corp. (a)	1,253
64	Atlas Air Worldwide Holdings, Inc. (a)	3,345
225	Avis Budget Group, Inc. (a)	2,666
47	AZZ, Inc.	1,735
49	Badger Meter, Inc.	1,939
97	Baldor Electric Co.	3,485
125	Barnes Group, Inc.	2,340
207	BE Aerospace, Inc. (a)	5,614
123	Beacon Roofing Supply, Inc. (a)	2,583
105	Belden, Inc.	2,719
159	Blount International, Inc. (a)	1,696
117	Bowne & Co., Inc.	1,295
90	Brady Corp. - Class A	2,617
101	Briggs & Stratton Corp.	2,084
104	Brink's Co. (The)	2,358
378	Broadwind Energy, Inc. (a)	835
184	Bucyrus International, Inc.	9,855
1,157	Capstone Turbine Corp. (a)	1,330
105	Carlisle Cos., Inc.	4,083
224	CBIZ, Inc. (a)	1,478
205	Cenveo, Inc. (a)	1,513
84	Ceradyne, Inc. (a)	1,810
87	Chart Industries, Inc. (a)	1,603
57	CIRCOR International, Inc.	1,694
103	CLARCOR, Inc.	3,735
40	Clean Harbors, Inc. (a)	2,536
122	Comfort Systems USA, Inc.	1,344
29	Consolidated Graphics, Inc. (a)	1,332
244	Continental Airlines, Inc. - Class B (a)	5,148
104	Con-way, Inc.	3,538
133	Copart, Inc. (a)	4,775
82	Corporate Executive Board Co. (The)	2,656
245	Corrections Corp. of America (a)	4,876
46	CoStar Group, Inc. (a)	1,875
285	Covanta Holding Corp. (a)	4,398
113	Crane Co.	3,676
48	Cubic Corp.	1,746
84	Curtiss-Wright Corp.	2,782
1,372	Delta Air Lines, Inc. (a)	18,632
124	Deluxe Corp.	2,662
117	DigitalGlobe, Inc. (a)	3,272
74	Dollar Thrifty Automotive Group, Inc. (a)	3,456
127	Donaldson Co., Inc.	5,480
148	Dycom Industries, Inc. (a)	1,462
125	DynCorp International, Inc. - Class A (a)	2,139
240	Eagle Bulk Shipping, Inc. (Marshall Islands) (a)	1,150
150	EMCOR Group, Inc. (a)	3,746
82	Encore Wire Corp.	1,620
177	Energy Conversion Devices, Inc. (a)	983
280	EnergySolutions, Inc.	1,750
57	EnerNOC, Inc. (a)	1,602
113	EnerSys (a)	2,543
96	Ennis, Inc.	1,689
57	EnPro Industries, Inc. (a)	1,800
57	ESCO Technologies, Inc.	1,492
70	Esterline Technologies Corp. (a)	3,756
58	Exponent, Inc. (a)	1,594
182	Federal Signal Corp.	1,239
240	Force Protection, Inc. (a)	1,067
72	Forward Air Corp.	1,971
60	Franklin Electric Co., Inc.	1,750
120	FTI Consulting, Inc. (a)	5,131
64	G&K Services, Inc. - Class A	1,548
118	Gardner Denver, Inc.	5,374
82	GATX Corp.	2,371
99	Genco Shipping & Trading Ltd. (Marshall Islands) (a)	1,884
142	General Cable Corp. (a)	4,425
80	Genesee & Wyoming, Inc. - Class A (a)	2,879
119	Geo Group, Inc. (The) (a)	2,511
65	GeoEye, Inc. (a)	2,065
66	Gorman-Rupp Co. (The)	1,871
124	Graco, Inc.	3,930
317	GrafTech International Ltd. (a)	5,265
81	Granite Construction, Inc.	2,402
146	Griffon Corp. (a)	1,772
436	GT Solar International, Inc. (a)	2,381
170	Harsco Corp.	4,626
105	Healthcare Services Group, Inc.	2,112
107	Heartland Express, Inc.	1,663
37	HEICO Corp.	1,476
66	HEICO Corp. - Class A	1,981
54	Heidrick & Struggles International, Inc.	1,250
117	Herman Miller, Inc.	2,250
327	Hertz Global Holdings, Inc. (a)	3,715
219	Hexcel Corp. (a)	3,497
91	HNI Corp.	2,790
84	HUB Group, Inc. - Class A (a)	2,570
75	Hubbell, Inc. - Class B	3,199
73	Huron Consulting Group, Inc. (a)	1,710
73	ICF International, Inc. (a)	1,637
171	IDEX Corp.	5,222
73	IHS, Inc. - Class A (a)	3,778
73	II-VI, Inc. (a)	2,447
102	Insituform Technologies, Inc. - Class A (a)	2,087
166	Interface, Inc. - Class A	1,956
90	Interline Brands, Inc. (a)	1,792
161	JB Hunt Transport Services, Inc.	5,559
598	JetBlue Airways Corp. (a)	3,708
87	John Bean Technologies Corp.	1,496
188	Joy Global, Inc.	9,588
80	Kaman Corp.	1,959
205	Kansas City Southern (a)	7,825
72	KAR Auction Services, Inc. (a)	1,004
80	Kaydon Corp.	3,003
311	KBR, Inc.	6,836
88	Kelly Services, Inc.- Class A (a)	1,284
173	Kennametal, Inc.	4,880
121	Kforce, Inc. (a)	1,636
106	Kirby Corp. (a)	4,180
119	Knight Transportation, Inc.	2,366
123	Knoll, Inc.	1,819
108	Korn/Ferry International (a)	1,510
104	Landstar System, Inc.	4,362
64	Layne Christensen Co. (a)	1,601
86	Lennox International, Inc.	3,849
97	Lincoln Electric Holdings, Inc.	5,413
43	Lindsay Corp.	1,469
34	M&F Worldwide Corp. (a)	1,060
346	Manitowoc Co., Inc. (The)	4,128
142	Manpower, Inc.	6,491
150	MasTec, Inc. (a)	1,745
499	McDermott International, Inc. (Panama) (a)	11,068
66	McGrath Rentcorp	1,542
52	Middleby Corp. (a)	2,928
79	Mine Safety Appliances Co.	2,161
103	Mobile Mini, Inc. (a)	1,648
69	Moog, Inc. - Class A (a)	2,278
74	MSC Industrial Direct Co. - Class A	3,829
92	Mueller Industries, Inc.	2,439
460	Mueller Water Products, Inc. - Class A	1,992
94	MYR Group, Inc. (a)	1,550
18	NACCO Industries, Inc. - Class A	1,522
134	Navigant Consulting, Inc. (a)	1,624
131	Navistar International Corp. (a)	7,098
57	Nordson Corp.	3,798
75	Old Dominion Freight Line, Inc. (a)	2,673
136	Orbital Sciences Corp. (a)	2,158
95	Orion Marine Group, Inc. (a)	1,444
194	Oshkosh Corp. (a)	6,893
101	Otter Tail Corp.	1,999
203	Owens Corning (a)	6,766
161	Pentair, Inc.	5,532
88	Polypore International, Inc. (a)	1,796
106	Quanex Building Products Corp.	2,113
180	RailAmerica, Inc. (a)	2,011
68	Raven Industries, Inc.	2,409
80	RBC Bearings, Inc. (a)	2,240
66	Regal-Beloit Corp.	3,979
102	Resources Connection, Inc. (a)	1,646
49	RINO International Corp. (a)	633
75	Robbins & Myers, Inc.	1,657
59	Rollins, Inc.	1,254
283	RSC Holdings, Inc. (a)	2,069
1	Seaboard Corp.	1,426
152	SFN Group, Inc. (a)	1,164
202	Shaw Group, Inc. (The) (a)	6,890
92	Simpson Manufacturing Co., Inc.	2,688
141	Skywest, Inc.	2,068
188	Spirit Aerosystems Holdings, Inc.- Class A (a)	3,662
118	SPX Corp.	6,974
69	Stanley, Inc. (a)	2,549
198	Steelcase, Inc.- Class A	1,659
56	Sun Hydraulics Corp.	1,458
242	SunPower Corp.- Class A (a)	3,202
91	SYKES Enterprises, Inc. (a)	1,571
248	Taser International, Inc. (a)	1,109
82	Team, Inc. (a)	1,233
69	Teledyne Technologies, Inc. (a)	2,712
70	Tennant Co.	2,344
259	Terex Corp. (a)	5,636
127	Tetra Tech, Inc. (a)	2,878
61	Textainer Group Holdings Ltd. (Bermuda)	1,498
95	Thomas & Betts Corp. (a)	3,642
218	Timken Co.	6,276
53	Toro Co. (The)	2,835
181	Towers Watson & Co.- Class A	8,326
90	TransDigm Group, Inc.	4,748
100	Tredegar Corp.	1,648
191	Trinity Industries, Inc.	4,173
39	Triumph Group, Inc.	2,707
121	TrueBlue, Inc. (a)	1,608
87	Tutor Perini Corp. (a)	1,940
68	Tyco International Ltd. (Switzerland)	2,461
290	UAL Corp. (a)	5,803
198	United Rentals, Inc. (a)	2,406
42	United Stationers, Inc. (a)	2,454
48	Universal Forest Products, Inc.	1,778
190	URS Corp. (a)	8,470
363	US Airways Group, Inc. (a)	3,205
179	USG Corp. (a)	3,136
232	UTi Worldwide, Inc. (British Virgin Islands)	3,352
51	Valmont Industries, Inc.	4,040
138	Verisk Analytics, Inc.- Class A (a)	4,175
74	Viad Corp.	1,714
164	Vicor Corp. (a)	2,001
135	WABCO Holdings, Inc. (a)	4,104
107	Wabtec Corp.	4,638
147	Waste Connections, Inc. (a)	5,176
55	Watsco, Inc.	3,220
62	Watts Water Technologies, Inc. - Class A	2,009
100	Werner Enterprises, Inc.	2,254
107	WESCO International, Inc. (a)	4,002
149	Woodward Governor Co.	4,276
3,936	YRC Worldwide, Inc. (a)	1,398
		705,765
	Information Technology - 15.5%
142	3PAR, Inc. (a)	1,509
102	ACI Worldwide, Inc. (a)	1,949
148	Acme Packet, Inc. (a)	4,338
1,040	Activision Blizzard, Inc.	11,180
181	Acxiom Corp. (a)	3,151
790	Adaptec, Inc. (a)	2,291
292	ADC Telecommunications, Inc. (a)	2,412
121	ADTRAN, Inc.	3,319
119	Advanced Energy Industries, Inc. (a)	1,471
60	Advent Software, Inc. (a)	2,594
117	Alliance Data Systems Corp. (a)	8,267
288	Amkor Technology, Inc. (a)	1,961
80	Ancestry.com, Inc. (a)	1,350
52	Anixter International, Inc. (a)	2,470
175	ANSYS, Inc. (a)	7,653
262	AOL, Inc. (a)	5,405
211	Applied Micro Circuits Corp. (a)	2,326
74	ArcSight, Inc. (a)	1,603
229	Ariba, Inc. (a)	3,446
280	Arris Group, Inc. (a)	3,072
201	Arrow Electronics, Inc. (a)	5,483
486	Art Technology Group, Inc. (a)	1,818
257	Aruba Networks, Inc. (a)	3,444
219	Aspen Technology, Inc. (a)	2,510
97	Atheros Communications, Inc. (a)	3,298
889	Atmel Corp. (a)	4,538
106	ATMI, Inc. (a)	1,717
117	Avid Technology, Inc. (a)	1,577
307	Avnet, Inc. (a)	8,817
97	AVX Corp.	1,355
118	Benchmark Electronics, Inc. (a)	2,181
84	Black Box Corp.	2,477
76	Blackbaud, Inc.	1,714
76	Blackboard, Inc. (a)	3,043
89	Blue Coat Systems, Inc. (a)	1,911
107	Bottomline Technologies, Inc. (a)	1,753
203	Brightpoint, Inc. (a)	1,508
314	Broadridge Financial Solutions, Inc.	6,004
1,040	Brocade Communications Systems, Inc. (a)	5,668
172	Brooks Automation, Inc. (a)	1,431
54	Cabot Microelectronics Corp. (a)	1,982
65	CACI International, Inc. - Class A (a)	3,006
587	Cadence Design Systems, Inc. (a)	3,933
138	Cavium Networks, Inc. (a)	3,668
81	Checkpoint Systems, Inc. (a)	1,613
263	Ciena Corp. (a)	4,095
241	Cirrus Logic, Inc. (a)	3,426
160	Cogent, Inc. (a)	1,427
103	Cognex Corp.	1,966
68	Coherent, Inc. (a)	2,400
200	CommScope, Inc. (a)	5,640
97	CommVault Systems, Inc. (a)	2,186
96	Compellent Technologies, Inc. (a)	1,235
116	comScore, Inc. (a)	1,784
74	Comtech Telecommunications Corp. (a)	2,132
85	Concur Technologies, Inc. (a)	3,596
626	Conexant Systems, Inc. (a)	1,778
90	Constant Contact, Inc. (a)	1,931
291	Convergys Corp. (a)	3,178
148	Cree, Inc. (a)	9,823
104	CSG Systems International, Inc. (a)	2,134
173	Cybersource Corp. (a)	4,444
71	Cymer, Inc. (a)	2,149
320	Cypress Semiconductor Corp. (a)	3,645
112	DealerTrack Holdings, Inc. (a)	1,795
64	DG FastChannel, Inc. (a)	2,718
163	Diebold, Inc.	4,724
89	Digital River, Inc. (a)	2,451
90	Diodes, Inc. (a)	1,778
89	Dolby Laboratories, Inc. - Class A (a)	5,875
92	DST Systems, Inc.	3,525
40	DTS, Inc. (a)	1,321
285	Earthlink, Inc.	2,448
114	Ebix, Inc. (a)	1,742
163	Echelon Corp. (a)	1,387
131	EchoStar Corp. - Class A (a)	2,755
233	Electronics for Imaging, Inc. (a)	2,596
177	Emulex Corp. (a)	1,855
428	Entegris, Inc. (a)	2,311
170	Epicor Software Corp. (a)	1,581
62	Equinix, Inc. (a)	5,739
135	Euronet Worldwide, Inc. (a)	1,775
98	ExlService Holdings, Inc. (a)	1,629
145	F5 Networks, Inc. (a)	10,198
96	Factset Research Systems, Inc.	6,533
127	Fair Isaac Corp.	2,946
297	Fairchild Semiconductor International, Inc. (a)	2,970
66	FARO Technologies, Inc. (a)	1,578
104	FEI Co. (a)	2,153
249	Finisar Corp. (a)	3,785
134	Formfactor, Inc. (a)	1,725
55	Forrester Research, Inc. (a)	1,725
191	Gartner, Inc. (a)	4,727
238	Genpact Ltd. (Bermuda) (a)	4,020
221	Global Cash Access Holdings, Inc. (a)	1,766
139	Global Payments, Inc.	5,864
125	GSI Commerce, Inc. (a)	3,520
307	Harmonic, Inc. (a)	1,778
111	Heartland Payment Systems, Inc.	1,824
141	Hewitt Associates, Inc. - Class A (a)	5,252
77	Hittite Microwave Corp. (a)	3,521
71	Hughes Communications, Inc. (a)	1,844
181	IAC/InterActiveCorp (a)	4,245
225	Imation Corp. (a)	2,313
253	Infinera Corp. (a)	1,781
164	Informatica Corp. (a)	4,231
142	Infospace, Inc. (a)	1,169
322	Ingram Micro, Inc. - Class A (a)	5,461
118	Insight Enterprises, Inc. (a)	1,716
449	Integrated Device Technology, Inc. (a)	2,622
111	InterDigital, Inc. (a)	2,897
140	Intermec, Inc. (a)	1,546
148	International Rectifier Corp. (a)	3,102
268	Intersil Corp. - Class A	3,567
94	Intevac, Inc. (a)	1,082
67	IPG Photonics Corp. (a)	1,127
96	Itron, Inc. (a)	6,399
164	Ixia (a)	1,640
110	j2 Global Communications, Inc. (a)	2,545
181	Jack Henry & Associates, Inc.	4,351
100	JDA Software Group, Inc. (a)	2,672
225	Kulicke & Soffa Industries, Inc. (a)	1,566
232	L-1 Identity Solutions, Inc. (a)	1,726
198	Lam Research Corp. (a)	7,496
572	Lattice Semiconductor Corp. (a)	2,837
367	Lawson Software, Inc. (a)	3,026
163	Lender Processing Services, Inc.	5,532
55	Littelfuse, Inc. (a)	1,988
234	LivePerson, Inc. (a)	1,512
73	LogMeIn, Inc. (a)	1,859
159	LoopNet, Inc. (a)	1,743
57	Loral Space & Communications, Inc. (a)	2,277
566	LTX-Credence Corp. (a)	1,958
66	Manhattan Associates, Inc. (a)	1,911
59	Mantech International Corp. - Class A (a)	2,728
1,004	Marvell Technology Group Ltd. (Bermuda) (a)	19,056
304	Maxim Integrated Products, Inc.	5,399
40	MAXIMUS, Inc.	2,396
93	Maxwell Technologies, Inc. (a)	1,102
270	Mentor Graphics Corp. (a)	2,479
122	Methode Electronics, Inc.	1,238
180	Micrel, Inc.	1,999
173	MICROS Systems, Inc. (a)	5,917
197	Microsemi Corp. (a)	3,050
21	MicroStrategy, Inc. - Class A (a)	1,618
125	MKS Instruments, Inc. (a)	2,483
155	ModusLink Global Solutions, Inc. (a)	1,184
103	Monolithic Power Systems, Inc. (a)	1,977
59	MTS Systems Corp.	1,726
127	National Instruments Corp.	4,088
342	NCR Corp. (a)	4,542
83	Netgear, Inc. (a)	1,885
124	Netlogic Microsystems, Inc. (a)	3,567
112	Netscout Systems, Inc. (a)	1,515
114	NetSuite, Inc. (a)	1,605
148	NeuStar, Inc. - Class A (a)	3,166
122	Newport Corp. (a)	1,266
255	NIC, Inc.	1,658
500	Nuance Communications, Inc. (a)	8,518
140	Oclaro, Inc. (a)	1,891
136	Omnivision Technologies, Inc. (a)	2,623
827	ON Semiconductor Corp. (a)	6,045
70	OpenTable, Inc. (a)	2,893
90	Oplink Communications, Inc. (a)	1,289
54	OSI Systems, Inc. (a)	1,419
601	Palm, Inc. (a)	3,426
244	Parametric Technology Corp. (a)	4,021
64	Park Electrochemical Corp.	1,656
46	Pegasystems, Inc.	1,376
117	Perficient, Inc. (a)	1,248
94	Plantronics, Inc.	2,814
78	Plexus Corp. (a)	2,656
459	PMC - Sierra, Inc. (a)	3,718
173	Polycom, Inc. (a)	5,195
57	Power Integrations, Inc.	1,937
87	Progress Software Corp. (a)	2,779
639	Quantum Corp. (a)	1,502
152	Quest Software, Inc. (a)	2,942
249	Rackspace Hosting, Inc. (a)	4,382
106	Radiant Systems, Inc. (a)	1,469
194	Rambus, Inc. (a)	4,547
313	RealNetworks, Inc. (a)	1,127
631	RF Micro Devices, Inc. (a)	3,029
104	RightNow Technologies, Inc. (a)	1,513
150	Riverbed Technology, Inc. (a)	4,010
98	Rofin-Sinar Technologies, Inc. (a)	2,339
52	Rogers Corp. (a)	1,485
231	Rovi Corp. (a)	8,626
180	Sanmina-SCI Corp. (a)	2,745
250	Sapient Corp.	2,538
113	SAVVIS, Inc. (a)	2,119
55	Scansource, Inc. (a)	1,418
852	Seagate Technology (Cayman Islands) (a)	13,087
149	Semtech Corp. (a)	2,624
213	Sigma Designs, Inc. (a)	2,219
88	Silicon Laboratories, Inc. (a)	3,998
250	Skyworks Solutions, Inc. (a)	3,983
173	SolarWinds, Inc. (a)	3,280
145	Solera Holdings, Inc.	5,029
205	SonicWALL, Inc. (a)	1,868
765	Sonus Networks, Inc. (a)	1,989
75	Sourcefire, Inc. (a)	1,548
109	SRA International, Inc. - Class A (a)	2,351
84	Standard Microsystems Corp. (a)	1,922
181	STEC, Inc. (a)	2,186
56	Stratasys, Inc. (a)	1,303
149	SuccessFactors, Inc. (a)	3,317
179	Super Micro Computer, Inc. (a)	2,461
137	Sybase, Inc. (a)	8,813
114	Sycamore Networks, Inc.	2,009
80	Synaptics, Inc. (a)	2,394
84	Synchronoss Technologies, Inc. (a)	1,717
46	SYNNEX Corp. (a)	1,230
311	Synopsys, Inc. (a)	6,662
65	Syntel, Inc.	2,174
244	Take-Two Interactive Software, Inc. (a)	2,823
113	Taleo Corp. - Class A (a)	2,831
83	Tech Data Corp. (a)	3,374
143	Tekelec (a)	2,050
192	TeleCommunication Systems, Inc. - Class A (a)	962
101	TeleTech Holdings, Inc. (a)	1,306
214	Terremark Worldwide, Inc. (a)	1,607
142	Tessera Technologies, Inc. (a)	2,468
223	THQ, Inc. (a)	1,338
366	TIBCO Software, Inc. (a)	4,176
190	TiVo, Inc. (a)	1,718
77	TNS, Inc. (a)	1,481
243	Trimble Navigation Ltd. (a)	6,981
339	TriQuint Semiconductor, Inc. (a)	2,380
252	TTM Technologies, Inc. (a)	2,916
92	Tyler Technologies, Inc. (a)	1,493
57	Ultimate Software Group, Inc. (a)	1,950
107	Unisys Corp. (a)	2,482
290	United Online, Inc.	1,976
132	Universal Display Corp. (a)	2,045
258	ValueClick, Inc. (a)	3,001
162	Varian Semiconductor Equipment Associates, Inc. (a)	5,037
90	Veeco Instruments, Inc. (a)	3,435
195	VeriFone Systems, Inc. (a)	3,935
83	Viasat, Inc. (a)	2,667
64	Viasystems Group, Inc. (a)	1,185
377	Vishay Intertechnology, Inc. (a)	3,412
114	VMware, Inc. - Class A (a)	7,548
84	Volterra Semiconductor Corp. (a)	1,970
93	WebMD Health Corp. (a)	4,234
114	Websense, Inc. (a)	2,385
80	Wright Express Corp. (a)	2,512
127	Zebra Technologies Corp. - Class A (a)	3,493
165	Zoran Corp. (a)	1,594
		766,684
	Materials - 6.0%
78	A Schulman, Inc.	1,734
180	Albemarle Corp.	7,751
180	Allied Nevada Gold Corp. (a)	3,445
62	AMCOL International Corp.	1,671
138	Aptargroup, Inc.	5,501
57	Arch Chemicals, Inc.	1,953
145	Ashland, Inc.	7,773
84	Balchem Corp.	2,040
251	Boise, Inc. (a)	1,541
69	Brush Engineered Materials, Inc. (a)	1,743
106	Buckeye Technologies, Inc. (a)	1,285
141	Cabot Corp.	3,949
150	Calgon Carbon Corp. (a)	2,230
102	Carpenter Technology Corp.	3,969
277	Celanese Corp. - Series A	7,941
167	Century Aluminum Co. (a)	1,755
20	CF Industries Holdings, Inc.	1,372
934	Chemtura Corp. (a)	1,429
33	Clearwater Paper Corp. (a)	2,021
216	Coeur d'Alene Mines Corp. (a)	3,262
274	Commercial Metals Co.	4,266
68	Compass Minerals International, Inc.	5,158
335	Crown Holdings, Inc. (a)	7,876
89	Cytec Industries, Inc.	3,803
35	Deltic Timber Corp.	1,618
83	Domtar Corp.	5,080
103	Eagle Materials, Inc.	3,160
235	Ferro Corp. (a)	2,117
227	Globe Specialty Metals, Inc. (a)	2,649
197	Graphic Packaging Holding Co. (a)	623
72	Greif, Inc. - Class A	3,946
107	HB Fuller Co.	2,282
619	Hecla Mining Co. (a)	3,330
149	Horsehead Holding Corp. (a)	1,554
433	Huntsman Corp.	4,321
71	Innophos Holdings, Inc.	2,026
113	Intrepid Potash, Inc. (a)	2,787
43	Kaiser Aluminum Corp.	1,609
151	KapStone Paper and Packaging Corp. (a)	1,669
58	Koppers Holdings, Inc.	1,571
314	Louisiana-Pacific Corp. (a)	2,669
119	Lubrizol Corp.	10,540
71	Martin Marietta Materials, Inc.	6,619
35	Minerals Technologies, Inc.	1,871
359	Mosaic Co. (The)	16,575
282	Nalco Holding Co.	6,390
24	NewMarket Corp.	2,471
177	Olin Corp.	3,393
42	Olympic Steel, Inc.	1,158
65	OM Group, Inc. (a)	1,940
197	Omnova Solutions, Inc. (a)	1,582
217	Packaging Corp. of America	4,804
130	PH Glatfelter Co.	1,508
230	PolyOne Corp. (a)	2,298
161	Reliance Steel & Aluminum Co.	7,392
86	Rock-Tenn Co. - Class A	4,426
140	Rockwood Holdings, Inc. (a)	3,632
99	Royal Gold, Inc.	4,964
261	RPM International, Inc.	5,170
80	RTI International Metals, Inc. (a)	2,121
50	Schnitzer Steel Industries, Inc. - Class A	2,502
43	Schweitzer-Mauduit International, Inc.	2,374
104	Scotts Miracle-Gro Co. (The) - Class A	4,621
107	Sensient Technologies Corp.	2,963
118	Silgan Holdings, Inc.	3,367
280	Solutia, Inc. (a)	4,242
196	Sonoco Products Co.	6,058
326	Southern Copper Corp.	9,610
467	Steel Dynamics, Inc.	6,851
31	Stepan Co.	2,236
150	Stillwater Mining Co. (a)	1,986
234	Temple-Inland, Inc.	4,944
52	Texas Industries, Inc.	1,888
199	Valspar Corp.	6,243
117	Walter Energy, Inc.	9,282
165	Wausau Paper Corp. (a)	1,440
46	Westlake Chemical Corp.	976
531	WHX Corp. (a)	2,251
150	Worthington Industries, Inc.	2,208
129	WR Grace & Co. (a)	3,306
62	Zep, Inc.	1,133
		297,814
	Telecommunication Services - 1.8%
44	AboveNet, Inc. (a)	2,018
30	Atlantic Tele-Network, Inc.	1,254
543	Cincinnati Bell, Inc. (a)	1,727
194	Clearwire Corp. - Class A (a)	1,579
146	Cogent Communications Group, Inc. (a)	1,321
87	Consolidated Communications Holdings, Inc.	1,502
653	Crown Castle International Corp. (a)	24,181
151	Global Crossing Ltd. (Bermuda) (a)	2,055
892	Globalstar, Inc. (a)	1,722
110	Iowa Telecommunications Services, Inc.	1,833
202	Leap Wireless International, Inc. (a)	3,299
3,790	Level 3 Communications, Inc. (a)	5,079
115	Neutral Tandem, Inc. (a)	1,546
334	NII Holdings, Inc. (a)	12,181
119	NTELOS Holdings Corp.	2,136
388	PAETEC Holding Corp. (a)	1,641
207	Premiere Global Services, Inc. (a)	1,652
222	SBA Communications Corp. - Class A (a)	7,333
90	Shenandoah Telecommunications Co.	1,524
151	Syniverse Holdings, Inc. (a)	2,988
160	Telephone & Data Systems, Inc.	5,261
217	tw telecom, Inc. (a)	3,795
34	United States Cellular Corp. (a)	1,411
		89,038
	Utilities - 4.2%
147	AGL Resources, Inc.	5,365
106	Allete, Inc.	3,659
169	Alliant Energy Corp.	5,432
84	American States Water Co.	2,887
370	American Water Works Co., Inc.	7,526
320	Aqua America, Inc.	5,584
173	Atmos Energy Corp.	4,692
156	Avista Corp.	3,011
107	Black Hills Corp.	3,070
81	California Water Service Group	2,902
1,058	Calpine Corp. (a)	14,495
62	CH Energy Group, Inc.	2,411
80	Chesapeake Utilities Corp.	2,406
149	Cleco Corp.	3,944
191	DPL, Inc.	4,783
461	Dynegy, Inc. (a)	2,409
147	El Paso Electric Co.	2,914
151	Empire District Electric Co. (The)	2,754
142	Energen Corp.	6,286
307	Great Plains Energy, Inc.	5,388
235	Hawaiian Electric Industries, Inc.	5,161
120	IDACORP, Inc.	3,966
90	ITC Holdings Corp.	4,744
81	Laclede Group, Inc. (The)	2,680
373	MDU Resources Group, Inc.	6,975
88	MGE Energy, Inc.	3,108
351	Mirant Corp. (a)	4,359
129	National Fuel Gas Co.	6,269
102	New Jersey Resources Corp.	3,616
78	Northwest Natural Gas Co.	3,430
127	NorthWestern Corp.	3,345
196	NSTAR	6,882
462	NV Energy, Inc.	5,447
153	OGE Energy Corp.	5,575
72	Ormat Technologies, Inc.	2,051
168	Piedmont Natural Gas Co., Inc.	4,269
245	PNM Resources, Inc.	3,023
215	Portland General Electric Co.	4,066
1,024	RRI Energy, Inc. (a)	4,526
86	South Jersey Industries, Inc.	3,775
126	Southwest Gas Corp.	3,732
181	UGI Corp.	4,731
107	UIL Holdings Corp.	2,705
97	Unisource Energy Corp.	2,995
202	Vectren Corp.	4,656
250	Westar Energy, Inc.	5,500
107	WGL Holdings, Inc.	3,622
		207,126

	Total Common Stocks - 99.3%
	(Cost $4,990,549)	4,919,846

	Tracking Stocks (b) - 0.6%
	Cosumer Discretionary - 0.6%
191	Liberty Media Corp. - Capital - Class A (a)	8,033
1,193	Liberty Media Corp. - Interactive - Class A (a)	15,473
127	Liberty Media Corp. - Starz - Class A (a)	6,645
		30,151
	Industrials - 0.0%
149	Acacia Research - Acacia Technologies (a)	2,242

	Total Tracking Stocks - 0.6%
	(Cost $30,533)	32,393

	Rights - 0.0%
	Financials - 0.0%
73	Tejon Ranch Co. (a)	12
	(Cost $0)

	Total Investments - 99.9%
	(Cost $5,021,082)	4,952,251
	Other Assets in excess of Liabilities - 0.1%	3,465
	Net Assets - 100.0%	$4,955,716

NV -	Publicly Traded Company
REIT -	Real Estate Investment Trust
SA -	Corporation

(a)	Non-income producing security.
(b)	A tracking stock is a security issued by a parent company to track the performance of a
	subsidiary, division or line of business.

Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
United States		95.2%
Bermuda		2.8%
Cayman Islands		0.6%
Canada		0.4%
Panama		0.2%
Liberia		0.2%
Puerto Rico		0.2%
Marshall Islands		0.1%
Luxembourg		0.1%
British Virgin Islands		0.1%
Switzerland		0.1%
Netherlands Antilles		0.0%
Bahamas		0.0%
* Subject to change daily and percentages are based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.
Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of
Trustees and subject to the ultimate supervision of the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously submitted prospectus.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$5,021,082	$216,423	$(285,239)	$(68,816)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$4,920	-	-	$4,920
Tracking Stocks	32	-	-	32
Rights	-	-	-	-
Total	$4,952	$-	-	$4,952

WFVK I Wilshire 5000 Total Market ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.4%
	Consumer Discretionary - 11.0%
27	99 Cents Only Stores (a)	$413
28	Aaron's, Inc.	559
20	Abercrombie & Fitch Co. - Class A	717
21	Advance Auto Parts, Inc.	1,087
27	Aeropostale, Inc. (a)	748
69	Amazon.com, Inc. (a)	8,657
56	American Eagle Outfitters, Inc.	734
25	AnnTaylor Stores Corp. (a)	541
34	Apollo Group, Inc. - Class A (a)	1,807
46	AutoNation, Inc. (a)	921
12	AutoZone, Inc. (a)	2,291
15	Bally Technologies, Inc. (a)	638
44	Bed Bath & Beyond, Inc. (a)	1,974
77	Best Buy Co., Inc.	3,253
19	Big Lots, Inc. (a)	671
22	BorgWarner, Inc. (a)	820
28	Brinker International, Inc.	498
31	Brunswick Corp.	542
15	Buckle, Inc. (The)	533
28	Burger King Holdings, Inc.	532
52	Cablevision Systems Corp. - Class A	1,290
5	Capella Education Co. (a)	430
23	Career Education Corp. (a)	644
35	CarMax, Inc. (a)	761
64	Carnival Corp. (Panama)	2,319
17	Carter's, Inc. (a)	520
143	CBS Corp. - Class B	2,082
18	Cheesecake Factory, Inc. (The) (a)	459
46	Chico's FAS, Inc.	563
8	Chipotle Mexican Grill, Inc. (a)	1,138
11	Choice Hotels International, Inc.	366
67	Coach, Inc.	2,754
20	Collective Brands, Inc. (a)	448
530	Comcast Corp. - Class A	9,588
26	Cooper Tire & Rubber Co.	492
27	Corinthian Colleges, Inc. (a)	362
38	Dana Holding Corp. (a)	413
32	Darden Restaurants, Inc.	1,373
5	Deckers Outdoor Corp. (a)	724
15	DeVry, Inc.	862
24	Dick's Sporting Goods, Inc. (a)	684
22	Dillard's, Inc. - Class A	631
187	DIRECTV - Class A (a)	7,048
50	Discovery Communications, Inc. - Class A (a)	1,883
45	DISH Network Corp. - Class A	938
19	Dollar Tree, Inc. (a)	1,189
67	DR Horton, Inc.	817
13	DreamWorks Animation SKG, Inc. - Class A (a)	386
18	Dress Barn, Inc. (The) (a)	493
76	Eastman Kodak Co. (a)	429
50	Expedia, Inc.	1,078
34	Family Dollar Stores, Inc.	1,385
29	Federal-Mogul Corp. (a)	501
46	Foot Locker, Inc.	686
615	Ford Motor Co. (a)	7,214
34	Fortune Brands, Inc.	1,613
14	Fossil, Inc. (a)	525
49	GameStop Corp. - Class A (a)	1,117
51	Gannett Co., Inc.	793
102	Gap, Inc. (The)	2,224
22	Garmin Ltd. (Cayman Islands)	739
32	Gentex Corp.	630
36	Genuine Parts Co.	1,462
55	Goodyear Tire & Rubber Co. (The) (a)	655
17	Guess?, Inc.	646
12	Gymboree Corp. (a)	535
67	H&R Block, Inc.	1,077
20	Hanesbrands, Inc. (a)	546
42	Harley-Davidson, Inc.	1,269
13	Harman International Industries, Inc. (a)	420
30	Hasbro, Inc.	1,205
22	Hillenbrand, Inc.	534
319	Home Depot, Inc.	10,801
14	Hyatt Hotels Corp. - Class A (a)	566
33	Iconix Brand Group, Inc. (a)	536
13	Interactive Data Corp.	423
70	International Game Technology	1,370
88	Interpublic Group of Cos., Inc. (The) (a)	735
10	ITT Educational Services, Inc. (a)	1,009
10	J Crew Group, Inc. (a)	456
20	Jack in the Box, Inc. (a)	449
19	Jarden Corp.	553
51	JC Penney Co., Inc.	1,402
10	Jo-Ann Stores, Inc. (a)	457
14	John Wiley & Sons, Inc. - Class A	554
108	Johnson Controls, Inc.	3,081
24	Jones Apparel Group, Inc.	471
65	Kohl's Corp. (a)	3,299
16	Lamar Advertising Co. - Class A (a)	472
74	Las Vegas Sands Corp. (a)	1,738
37	Leggett & Platt, Inc.	861
37	Lennar Corp. - Class A	640
55	Liberty Global, Inc. - Class A (a)	1,419
33	Live Nation Entertainment, Inc. (a)	404
39	LKQ Corp. (a)	718
283	Lowe's Cos., Inc.	7,004
57	Ltd. Brands, Inc.	1,417
89	Macy's, Inc.	1,977
19	Madison Square Garden, Inc. - Class A (a)	400
71	Marriott International Inc. - Class A	2,375
70	Mattel, Inc.	1,516
13	Matthews International Corp. - Class A	421
203	McDonald's Corp.	13,575
69	McGraw-Hill Cos., Inc. (The)	1,918
15	MDC Holdings, Inc.	471
12	Meredith Corp.	403
68	MGM Mirage (a)	847
14	Mohawk Industries, Inc. (a)	786
14	Morningstar, Inc. (a)	683
11	NetFlix, Inc. (a)	1,223
40	New York Times Co. (The) - Class A (a)	371
57	Newell Rubbermaid, Inc.	950
381	News Corp. - Class A	5,029
67	NIKE, Inc. - Class B	4,849
46	Nordstrom, Inc.	1,826
1	NVR, Inc. (a)	685
72	Office Depot, Inc. (a)	418
58	Omnicom Group, Inc.	2,201
32	O'Reilly Automotive, Inc. (a)	1,633
31	Orient-Express Hotels Ltd. - Class A (Bermuda) (a)	313
7	Panera Bread Co. - Class A (a)	566
22	Penn National Gaming, Inc. (a)	563
32	PetSmart, Inc.	1,016
9	PF Chang's China Bistro, Inc.	391
14	Phillips-Van Heusen Corp.	766
10	Polaris Industries, Inc.	587
10	Polo Ralph Lauren Corp.	869
9	priceline.com, Inc. (a)	1,720
81	Pulte Group, Inc. (a)	902
33	RadioShack Corp.	675
26	Regal Entertainment Group - Class A	396
23	Rent-A-Center, Inc. (a)	557
24	Ross Stores, Inc.	1,258
30	Royal Caribbean Cruises Ltd. (Liberia) (a)	870
59	Saks, Inc. (a)	542
27	Scientific Games Corp. - Class A (a)	276
26	Scripps Networks Interactive, Inc. - Class A	1,175
20	Sears Holdings Corp. (a)	1,761
56	Service Corp. International	478
18	Signet Jewelers Ltd. (Bermuda) (a)	559
918	Sirius XM Radio, Inc. (a)	946
17	Sotheby's	553
29	Stanley Black & Decker, Inc.	1,635
106	Staples, Inc.	2,281
119	Starbucks Corp.	3,081
31	Starwood Hotels & Resorts Worldwide, Inc.	1,434
3	Strayer Education, Inc.	720
125	Target Corp.	6,816
17	Tempur-Pedic International, Inc. (a)	564
17	Tenneco, Inc. (a)	377
12	Thor Industries, Inc.	350
30	Tiffany & Co.	1,363
64	Time Warner Cable, Inc.	3,503
213	Time Warner, Inc.	6,601
82	TJX Cos., Inc.	3,728
40	Toll Brothers, Inc. (a)	843
11	Tractor Supply Co.	745
24	TRW Automotive Holdings Corp. (a)	722
14	Tupperware Brands Corp.	595
22	Ulta Salon Cosmetics & Fragrance, Inc. (a)	563
30	Urban Outfitters, Inc. (a)	1,089
18	VF Corp.	1,392
112	Viacom, Inc. - Class B	3,764
46	Virgin Media, Inc.	743
351	Walt Disney Co. (The)	11,730
14	Warnaco Group, Inc. (The) (a)	596
1	Washington Post Co. (The) - Class B	466
22	Weight Watchers International, Inc.	603
140	Wendy's/Arby's Group, Inc. - Class A	631
11	Whirlpool Corp.	1,149
24	Williams-Sonoma, Inc.	717
16	Wolverine World Wide, Inc.	459
30	Wyndham Worldwide Corp.	708
15	Wynn Resorts Ltd.	1,258
90	Yum! Brands, Inc.	3,686
		264,919

	Consumer Staples - 9.8%
29	Alberto-Culver Co.	798
402	Altria Group, Inc.	8,157
129	Archer-Daniels-Midland Co.	3,260
73	Avon Products, Inc.	1,934
19	BJ's Wholesale Club, Inc. (a)	761
34	Brown-Forman Corp. - Class B	1,886
30	Bunge Ltd. (Bermuda)	1,463
46	Campbell Soup Co.	1,647
19	Casey's General Stores, Inc.	701
18	Central European Distribution Corp. (a)	460
18	Church & Dwight Co., Inc.	1,185
31	Clorox Co.	1,947
432	Coca-Cola Co. (The)	22,205
77	Coca-Cola Enterprises, Inc.	2,010
97	Colgate-Palmolive Co.	7,575
92	ConAgra Foods, Inc.	2,225
51	Constellation Brands, Inc. - Class A (a)	850
21	Corn Products International, Inc.	700
78	Costco Wholesale Corp.	4,544
288	CVS Caremark Corp.	9,973
56	Dean Foods Co. (a)	596
58	Del Monte Foods Co.	846
53	Dr Pepper Snapple Group, Inc.	2,007
17	Energizer Holdings, Inc. (a)	955
22	Estee Lauder Cos., Inc. (The) - Class A	1,282
30	Flowers Foods, Inc.	741
59	General Mills, Inc.	4,203
30	Green Mountain Coffee Roasters, Inc. (a)	709
22	Hansen Natural Corp. (a)	859
16	Herbalife Ltd. (Cayman Islands)	722
49	Hershey Co. (The)	2,293
58	HJ Heinz Co.	2,562
20	Hormel Foods Corp.	796
27	JM Smucker Co. (The)	1,491
48	Kellogg Co.	2,565
84	Kimberly-Clark Corp.	5,099
252	Kraft Foods, Inc. - Class A	7,207
135	Kroger Co. (The)	2,718
9	Lancaster Colony Corp.	492
34	Lorillard, Inc.	2,431
31	McCormick & Co., Inc.	1,196
10	Mead Johnson Nutrition Co.	493
29	Molson Coors Brewing Co. - Class B	1,190
16	NBTY, Inc. (a)	548
18	Nu Skin Enterprises, Inc. - Class A	518
330	PepsiCo, Inc.	20,754
363	Philip Morris International, Inc.	16,016
605	Procter & Gamble Co. (The)	36,959
15	Ralcorp Holdings, Inc. (a)	901
27	Reynolds American, Inc.	1,408
18	Ruddick Corp.	594
87	Safeway, Inc.	1,926
147	Sara Lee Corp.	2,083
35	Smithfield Foods, Inc. (a)	603
56	SUPERVALU, Inc.	754
123	Sysco Corp.	3,667
11	TreeHouse Foods, Inc. (a)	507
65	Tyson Foods, Inc. - Class A	1,143
9	Universal Corp.	368
201	Walgreen Co.	6,440
434	Wal-Mart Stores, Inc.	21,943
38	Whole Foods Market, Inc. (a)	1,536
		236,402

	Energy - 10.1%
25	Alpha Natural Resources, Inc. (a)	959
91	Anadarko Petroleum Corp.	4,762
65	Apache Corp.	5,820
39	Arch Coal, Inc.	840
13	Arena Resources, Inc. (a)	427
21	Atlas Energy, Inc. (a)	648
15	Atwood Oceanics, Inc. (a)	407
69	Baker Hughes, Inc.	2,632
14	Berry Petroleum Co. - Class A	430
15	Bill Barrett Corp. (a)	488
32	Brigham Exploration Co. (a)	550
23	Cabot Oil & Gas Corp.	798
52	Cameron International Corp. (a)	1,882
7	CARBO Ceramics, Inc.	453
126	Chesapeake Energy Corp.	2,815
414	Chevron Corp.	30,582
19	Cimarex Energy Co.	1,396
16	Comstock Resources, Inc. (a)	477
15	Concho Resources, Inc. (a)	781
298	ConocoPhillips	15,454
32	Consol Energy, Inc.	1,167
13	Continental Resources, Inc. (a)	613
99	Denbury Resources, Inc. (a)	1,623
79	Devon Energy Corp.	5,044
12	Diamond Offshore Drilling, Inc.	757
21	Dresser-Rand Group, Inc. (a)	668
8	Dril-Quip, Inc. (a)	390
167	El Paso Corp.	1,894
26	Energy XXI Bermuda Ltd. (Bermuda) (a)	414
45	EOG Resources, Inc.	4,718
47	EXCO Resources, Inc.	811
25	Exterran Holdings, Inc. (a)	638
991	Exxon Mobil Corp.	59,916
21	FMC Technologies, Inc. (a)	1,221
26	Forest Oil Corp. (a)	693
39	Frontier Oil Corp.	542
192	Halliburton Co.	4,767
35	Helix Energy Solutions Group, Inc. (a)	381
21	Helmerich & Payne, Inc.	791
58	Hess Corp.	3,086
19	Holly Corp.	492
40	Key Energy Services, Inc. (a)	382
6	Lufkin Industries, Inc.	478
142	Marathon Oil Corp.	4,415
34	Mariner Energy, Inc. (a)	727
18	Massey Energy Co.	596
26	McMoRan Exploration Co. (a)	280
40	Murphy Oil Corp.	2,135
54	Nabors Industries Ltd. (Bermuda) (a)	1,028
91	National Oilwell Varco, Inc.	3,470
23	Newfield Exploration Co. (a)	1,197
27	Noble Energy, Inc.	1,606
162	Occidental Petroleum Corp.	13,367
14	Oceaneering International, Inc. (a)	648
13	Oil States International, Inc. (a)	508
12	Overseas Shipholding Group, Inc.	464
21	Patriot Coal Corp. (a)	350
45	Patterson-UTI Energy, Inc.	631
59	Peabody Energy Corp.	2,299
17	Penn Virginia Corp.	372
63	Petrohawk Energy Corp. (a)	1,211
26	Pioneer Natural Resources Co.	1,656
32	Plains Exploration & Production Co. (a)	707
39	Pride International, Inc. (a)	966
42	Quicksilver Resources, Inc. (a)	513
30	Range Resources Corp.	1,348
21	Rosetta Resources, Inc. (a)	461
28	Rowan Cos., Inc. (a)	693
70	SandRidge Energy, Inc. (a)	451
241	Schlumberger Ltd. (Netherlands Antilles)	13,532
8	SEACOR Holdings, Inc. (a)	584
18	SM Energy Co.	778
47	Smith International, Inc.	1,765
31	Southern Union Co.	675
72	Southwestern Energy Co. (a)	2,708
109	Spectra Energy Corp.	2,181
33	Sunoco, Inc.	986
24	Superior Energy Services, Inc. (a)	522
16	Swift Energy Co. (a)	442
40	Tesoro Corp.	468
15	Tidewater, Inc.	627
30	Ultra Petroleum Corp. (Canada) (a)	1,381
12	Unit Corp. (a)	491
132	Valero Energy Corp.	2,466
11	Whiting Petroleum Corp. (a)	921
123	Williams Cos., Inc. (The)	2,429
19	World Fuel Services Corp.	495
121	XTO Energy, Inc.	5,172
		244,809

	Financials - 17.4%
11	Affiliated Managers Group, Inc. (a)	788
93	Aflac, Inc.	4,120
13	Alexandria Real Estate Equities, Inc. - REIT	853
2	Alleghany Corp. (a)	584
12	Allied World Assurance Co. Holdings Ltd. (Bermuda)	539
113	Allstate Corp. (The)	3,461
21	Alterra Capital Holdings Ltd. (Bermuda)	393
39	AMB Property Corp. - REIT	1,011
16	American Campus Communities, Inc. - REIT	428
105	American Capital Ltd. (a)	560
204	American Express Co.	8,133
24	American Financial Group, Inc.	670
34	American International Group, Inc. (a)	1,203
7	American National Insurance Co.	730
18	AmeriCredit Corp. (a)	389
46	Ameriprise Financial, Inc.	1,830
89	Annaly Capital Management, Inc. - REIT	1,509
42	AON Corp.	1,658
34	Apartment Investment & Management Co. - Class A - REIT	701
42	Apollo Investment Corp.	438
11	Arch Capital Group Ltd. (Bermuda) (a)	809
22	Arthur J Gallagher & Co.	543
23	Aspen Insurance Holdings Ltd. (Bermuda)	581
48	Associated Banc-Corp	645
28	Assurant, Inc.	972
27	Assured Guaranty Ltd. (Bermuda)	454
35	Astoria Financial Corp.	521
13	AvalonBay Communities, Inc. - REIT	1,275
29	Axis Capital Holdings Ltd. (Bermuda)	882
25	BancorpSouth, Inc.	485
2,136	Bank of America Corp.	33,621
13	Bank of Hawaii Corp.	624
231	Bank of New York Mellon Corp. (The)	6,283
149	BB&T Corp.	4,506
358	Berkshire Hathaway, Inc. - Class B (a)	25,257
34	BioMed Realty Trust, Inc. - REIT	578
9	BlackRock, Inc.	1,511
8	BOK Financial Corp.	404
26	Boston Properties, Inc. - REIT	1,994
44	Brandywine Realty Trust - REIT	510
15	BRE Properties, Inc. - REIT	613
47	Brookfield Properties Corp. (Canada)	688
36	Brown & Brown, Inc.	706
16	Camden Property Trust - REIT	730
93	Capital One Financial Corp.	3,841
89	CapitalSource, Inc.	404
11	Cash America International, Inc.	406
50	CB Richard Ellis Group, Inc. - Class A (a)	792
43	CBL & Associates Properties, Inc. - REIT	614
205	Charles Schwab Corp. (The)	3,350
165	Chimera Investment Corp. - REIT	650
62	Chubb Corp.	3,115
39	Cincinnati Financial Corp.	1,060
4,400	Citigroup, Inc. (a)	17,424
13	City National Corp.	750
14	CME Group, Inc.	4,433
76	CNO Financial Group, Inc. (a)	426
32	Comerica, Inc.	1,219
19	Commerce Bancshares, Inc.	706
14	Corporate Office Properties Trust - REIT	531
15	Cullen/Frost Bankers, Inc.	823
90	DCT Industrial Trust, Inc. - REIT	436
60	Developers Diversified Realty Corp. - REIT	686
44	DiamondRock Hospitality Co. - REIT (a)	402
10	Digital Realty Trust, Inc. - REIT	569
113	Discover Financial Services	1,520
38	Douglas Emmett, Inc. - REIT	588
66	Duke Realty Corp. - REIT	784
16	DuPont Fabros Technology, Inc. - REIT	409
516	E*Trade Financial Corp. (a)	764
29	East West Bancorp, Inc.	493
12	EastGroup Properties, Inc. - REIT	444
26	Eaton Vance Corp.	777
14	Endurance Specialty Holdings Ltd. (Bermuda)	519
12	Entertainment Properties Trust - REIT	491
8	Equity Lifestyle Properties, Inc. - REIT	414
45	Equity Residential - REIT	2,031
10	Erie Indemnity Co. - Class A	459
6	Essex Property Trust, Inc. - REIT	631
12	Everest Re Group Ltd. (Bermuda)	872
35	Extra Space Storage, Inc. - REIT	526
21	Ezcorp, Inc. - Class A (a)	385
423	Fannie Mae (a)	415
10	Federal Realty Investment Trust - REIT	737
30	Federated Investors, Inc. - Class B	666
65	Fidelity National Financial, Inc. - Class A	937
177	Fifth Third Bancorp	2,299
36	First American Corp. (a)	1,225
3	First Citizens BancShares, Inc. - Class A	600
22	First Financial Bancorp	350
9	First Financial Bankshares, Inc.	452
61	First Horizon National Corp. (a)	759
48	First Niagara Financial Group, Inc.	634
26	FirstMerit Corp.	485
46	Forest City Enterprises, Inc. - Class A (a)	610
27	Franklin Resources, Inc.	2,648
58	Fulton Financial Corp.	577
66	General Growth Properties, Inc. - REIT	925
92	Genworth Financial, Inc. - Class A (a)	1,434
107	Goldman Sachs Group, Inc. (The)	15,436
8	Greenhill & Co., Inc.	554
13	Hancock Holding Co.	497
15	Hanover Insurance Group, Inc. (The)	653
75	Hartford Financial Services Group, Inc.	1,880
15	Hatteras Financial Corp. - REIT	416
29	HCC Insurance Holdings, Inc.	727
63	HCP, Inc. - REIT	2,007
22	Health Care REIT, Inc. - REIT	948
22	Healthcare Realty Trust, Inc. - REIT	504
19	Highwoods Properties, Inc. - REIT	560
11	Home Properties, Inc. - REIT	535
34	Hospitality Properties Trust - REIT	765
136	Host Hotels & Resorts, Inc. - REIT	1,939
73	HRPT Properties Trust - REIT	490
110	Hudson City Bancorp, Inc.	1,387
146	Huntington Bancshares, Inc.	899
10	Iberiabank Corp.	549
15	IntercontinentalExchange, Inc. (a)	1,742
20	International Bancshares Corp.	395
97	Invesco Ltd. (Bermuda)	1,800
45	Janus Capital Group, Inc.	480
29	Jefferies Group, Inc.	677
6	Jones Lang LaSalle, Inc.	448
828	JPMorgan Chase & Co.	32,772
198	KeyCorp	1,588
16	Kilroy Realty Corp. - REIT	526
90	Kimco Realty Corp. - REIT	1,287
33	Knight Capital Group, Inc. - Class A (a)	482
20	LaSalle Hotel Properties - REIT	450
39	Legg Mason, Inc.	1,159
50	Leucadia National Corp. (a)	1,096
26	Liberty Property Trust - REIT	801
65	Lincoln National Corp.	1,720
55	Loews Corp.	1,788
15	M&T Bank Corp.	1,189
24	Macerich Co. (The) - REIT	993
21	Mack-Cali Realty Corp. - REIT	693
2	Markel Corp. (a)	691
80	Marsh & McLennan Cos., Inc.	1,745
140	Marshall & Ilsley Corp.	1,141
170	MetLife, Inc.	6,883
66	MFA Financial, Inc. - REIT	484
8	Mid-America Apartment Communities, Inc. - REIT	437
38	Moody's Corp.	779
242	Morgan Stanley	6,561
24	MSCI, Inc. - Class A (a)	712
69	NASDAQ OMX Group, Inc. (The) (a)	1,283
22	National Retail Properties, Inc. - REIT	484
24	Nationwide Health Properties, Inc. - REIT	852
88	New York Community Bancorp, Inc.	1,412
37	NewAlliance Bancshares, Inc.	435
50	Northern Trust Corp.	2,541
33	Northwest Bancshares, Inc.	384
62	NYSE Euronext	1,778
39	Old National Bancorp	448
51	Old Republic International Corp.	707
21	Omega Healthcare Investors, Inc. - REIT	417
15	PartnerRe Ltd. (Bermuda)	1,094
80	People's United Financial, Inc.	1,118
22	PHH Corp. (a)	485
15	Platinum Underwriters Holdings Ltd. (Bermuda)	552
28	Plum Creek Timber Co., Inc. - REIT	981
102	PNC Financial Services Group, Inc.	6,400
217	Popular, Inc. (Puerto Rico)	658
21	Post Properties, Inc. - REIT	527
14	Potlatch Corp. - REIT	488
72	Principal Financial Group, Inc.	1,958
10	ProAssurance Corp. (a)	589
109	Progressive Corp. (The)	2,135
114	ProLogis - REIT	1,297
13	Prosperity Bancshares, Inc.	469
24	Protective Life Corp.	516
100	Prudential Financial, Inc.	5,771
8	PS Business Parks, Inc. - REIT	431
20	Public Storage - REIT	1,854
31	Raymond James Financial, Inc.	876
15	Rayonier, Inc. - REIT	673
16	Realty Income Corp. - REIT	498
30	Redwood Trust, Inc. - REIT	456
25	Regency Centers Corp. - REIT	919
275	Regions Financial Corp.	2,098
17	Reinsurance Group of America, Inc.	798
13	RenaissanceRe Holdings Ltd. (Bermuda)	703
48	SEI Investments Co.	1,012
34	Senior Housing Properties Trust - REIT	709
13	Signature Bank (a)	492
50	Simon Property Group, Inc. - REIT	4,252
18	SL Green Realty Corp. - REIT	1,121
99	SLM Corp. (a)	1,100
13	Sovran Self Storage, Inc. - REIT	468
19	St Joe Co. (The) (a)	525
15	StanCorp Financial Group, Inc.	642
106	State Street Corp.	4,046
10	Stifel Financial Corp. (a)	507
38	Sunstone Hotel Investors, Inc. - REIT (a)	419
109	SunTrust Banks, Inc.	2,938
57	Susquehanna Bancshares, Inc.	500
11	SVB Financial Group (a)	493
170	Synovus Financial Corp.	503
53	T Rowe Price Group, Inc.	2,625
10	Tanger Factory Outlet Centers - REIT	416
14	Taubman Centers, Inc. - REIT	567
41	TCF Financial Corp.	662
57	TD Ameritrade Holding Corp. (a)	1,011
27	TFS Financial Corp.	357
18	Torchmark Corp.	928
10	Transatlantic Holdings, Inc.	470
86	Travelers Cos., Inc. (The)	4,254
19	Trustmark Corp.	425
39	UDR, Inc. - REIT	793
13	UMB Financial Corp.	506
38	Umpqua Holdings Corp.	477
16	United Bankshares, Inc.	431
17	Unitrin, Inc.	454
64	Unum Group	1,478
384	US Bancorp	9,201
24	Validus Holdings Ltd. (Bermuda)	589
46	Valley National Bancorp	668
34	Ventas, Inc. - REIT	1,596
36	Vornado Realty Trust - REIT	2,796
22	Waddell & Reed Financial, Inc. - Class A	590
29	Washington Federal, Inc.	501
16	Washington Real Estate Investment Trust - REIT	470
20	Webster Financial Corp.	383
36	Weingarten Realty Investors - REIT	751
948	Wells Fargo & Co.	27,198
10	Westamerica Bancorporation	557
2	White Mountains Insurance Group Ltd. (Bermuda)	654
37	Whitney Holding Corp.	438
37	Wilmington Trust Corp.	558
14	Wintrust Financial Corp.	499
36	WR Berkley Corp.	981
68	XL Capital Ltd. - Class A (Cayman Islands)	1,197
35	Zions Bancorporation	838
		419,083

	Health Care - 11.6%
321	Abbott Laboratories	15,267
15	Acorda Therapeutics, Inc. (a)	516
80	Aetna, Inc.	2,333
19	Alexion Pharmaceuticals, Inc. (a)	951
23	Align Technology, Inc. (a)	343
61	Allergan, Inc.	3,672
22	Allscripts-Misys Healthcare Solutions, Inc. (a)	414
10	Amedisys, Inc. (a)	497
25	American Medical Systems Holdings, Inc. (a)	564
17	AMERIGROUP Corp. (a)	611
55	AmerisourceBergen Corp.	1,720
205	Amgen, Inc. (a)	10,615
34	Amylin Pharmaceuticals, Inc. (a)	562
12	athenahealth, Inc. (a)	297
15	Auxilium Pharmaceuticals, Inc. (a)	432
114	Baxter International, Inc.	4,814
15	Beckman Coulter, Inc.	862
46	Becton Dickinson and Co.	3,280
41	Biogen Idec, Inc. (a)	1,945
30	BioMarin Pharmaceutical, Inc. (a)	586
7	Bio-Rad Laboratories, Inc. (a)	655
306	Boston Scientific Corp. (a)	1,851
359	Bristol-Myers Squibb Co.	8,332
30	Brookdale Senior Living, Inc. (a)	528
36	Bruker Corp. (a)	458
65	Cardinal Health, Inc.	2,242
46	CareFusion Corp. (a)	1,169
12	Catalyst Health Solutions, Inc. (a)	459
99	Celgene Corp. (a)	5,223
15	Cephalon, Inc. (a)	883
13	Cerner Corp. (a)	1,088
19	Charles River Laboratories International, Inc. (a)	637
8	Chemed Corp.	455
54	CIGNA Corp.	1,807
22	Community Health Systems, Inc. (a)	858
12	Cooper Cos., Inc. (The)	442
15	Covance, Inc. (a)	791
33	Coventry Health Care, Inc. (a)	683
19	CR Bard, Inc.	1,538
21	DaVita, Inc. (a)	1,332
28	Dendreon Corp. (a)	1,215
34	DENTSPLY International, Inc.	1,103
7	Dionex Corp. (a)	551
21	Eclipsys Corp. (a)	402
20	Edwards Lifesciences Corp. (a)	1,011
170	Eli Lilly & Co.	5,574
8	Emergency Medical Services Corp. - Class A (a)	429
32	Endo Pharmaceuticals Holdings, Inc. (a)	670
25	ev3, Inc. (a)	473
48	Express Scripts, Inc. (a)	4,829
53	Forest Laboratories, Inc. (a)	1,372
15	Gen-Probe, Inc. (a)	659
65	Genzyme Corp. (a)	3,162
190	Gilead Sciences, Inc. (a)	6,825
10	Haemonetics Corp. (a)	539
65	Health Management Associates, Inc. - Class A (a)	605
26	Health Net, Inc. (a)	641
30	Healthsouth Corp. (a)	596
22	Healthspring, Inc. (a)	382
18	Henry Schein, Inc. (a)	1,015
18	Hill-Rom Holdings, Inc.	502
10	HMS Holdings Corp. (a)	543
58	Hologic, Inc. (a)	864
27	Hospira, Inc. (a)	1,406
33	Human Genome Sciences, Inc. (a)	817
31	Humana, Inc. (a)	1,428
11	IDEXX Laboratories, Inc. (a)	696
29	Illumina, Inc. (a)	1,219
27	Immucor, Inc. (a)	530
39	Incyte Corp Ltd. (a)	503
14	InterMune, Inc. (a)	127
6	Intuitive Surgical, Inc. (a)	1,937
19	Inverness Medical Innovations, Inc. (a)	661
571	Johnson & Johnson	33,289
15	Kinetic Concepts, Inc. (a)	621
61	King Pharmaceuticals, Inc. (a)	529
21	Laboratory Corp. of America Holdings (a)	1,588
38	Life Technologies Corp. (a)	1,902
15	LifePoint Hospitals, Inc. (a)	532
15	Lincare Holdings, Inc. (a)	702
12	Magellan Health Services, Inc. (a)	488
19	Masimo Corp.	421
51	McKesson Corp.	3,570
21	MedAssets, Inc. (a)	476
79	Medco Health Solutions, Inc. (a)	4,554
20	Medicis Pharmaceutical Corp. - Class A	464
13	Mednax, Inc. (a)	735
204	Medtronic, Inc.	7,993
576	Merck & Co., Inc.	19,405
8	Mettler-Toledo International, Inc. (a)	916
13	Millipore Corp. (a)	1,381
70	Mylan, Inc. (a)	1,361
28	Myriad Genetics, Inc. (a)	511
31	Nektar Therapeutics (a)	379
12	NuVasive, Inc. (a)	471
34	Omnicare, Inc.	854
20	Onyx Pharmaceuticals, Inc. (a)	446
15	OSI Pharmaceuticals, Inc. (a)	861
19	Owens & Minor, Inc.	568
19	Parexel International Corp. (a)	424
24	Patterson Cos., Inc.	713
31	PerkinElmer, Inc.	703
18	Perrigo Co.	1,069
1,695	Pfizer, Inc.	25,815
35	Pharmaceutical Product Development, Inc.	939
20	PSS World Medical, Inc. (a)	458
21	Psychiatric Solutions, Inc. (a)	680
29	Quest Diagnostics, Inc.	1,530
19	Regeneron Pharmaceuticals, Inc. (a)	543
17	ResMed, Inc. (a)	1,069
15	Salix Pharmaceuticals Ltd. (a)	539
26	Savient Pharmaceuticals, Inc. (a)	313
10	Sirona Dental Systems, Inc. (a)	354
67	St Jude Medical, Inc. (a)	2,502
17	STERIS Corp.	541
43	Stryker Corp.	2,280
18	Talecris Biotherapeutics Holdings Corp. (a)	298
12	Techne Corp.	727
12	Teleflex, Inc.	673
112	Tenet Healthcare Corp. (a)	641
89	Thermo Fisher Scientific, Inc. (a)	4,633
18	Thoratec Corp. (a)	790
13	United Therapeutics Corp. (a)	666
229	UnitedHealth Group, Inc.	6,657
27	Universal American Corp. (a)	395
20	Universal Health Services, Inc. - Class B	848
19	Valeant Pharmaceuticals International (a)	883
25	Varian Medical Systems, Inc. (a)	1,252
22	VCA Antech, Inc. (a)	573
39	Vertex Pharmaceuticals, Inc. (a)	1,349
20	Waters Corp. (a)	1,369
24	Watson Pharmaceuticals, Inc. (a)	1,060
17	WellCare Health Plans, Inc. (a)	463
86	WellPoint, Inc. (a)	4,412
12	West Pharmaceutical Services, Inc.	472
45	Zimmer Holdings, Inc. (a)	2,517
		281,165

	Industrials - 10.8%
129	3M Co.	10,231
29	Actuant Corp. - Class A	586
13	Acuity Brands, Inc.	535
29	Aecom Technology Corp. (a)	736
21	AGCO Corp. (a)	604
12	Alaska Air Group, Inc. (a)	560
14	Alexander & Baldwin, Inc.	451
10	Alliant Techsystems, Inc. (a)	688
24	AMETEK, Inc.	974
68	AMR Corp. (a)	522
10	AO Smith Corp.	466
41	ArvinMeritor, Inc. (a)	596
9	Atlas Air Worldwide Holdings, Inc. (a)	470
23	Avery Dennison Corp.	786
15	Baldor Electric Co.	539
26	BE Aerospace, Inc. (a)	705
95	Boeing Co. (The)	6,097
16	Brady Corp. - Class A	465
20	Brink's Co. (The)	453
17	Bucyrus International, Inc.	911
16	Carlisle Cos., Inc.	622
108	Caterpillar, Inc.	6,562
31	CH Robinson Worldwide, Inc.	1,801
37	Cintas Corp.	962
18	CLARCOR, Inc.	653
9	Clean Harbors, Inc. (a)	571
36	Continental Airlines, Inc. - Class B (a)	760
15	Con-way, Inc.	510
20	Copart, Inc. (a)	718
32	Corrections Corp. of America (a)	637
45	Covanta Holding Corp. (a)	694
17	Crane Co.	553
58	CSX Corp.	3,031
36	Cummins, Inc.	2,447
16	Curtiss-Wright Corp.	530
42	Danaher Corp.	3,334
86	Deere & Co.	4,960
136	Delta Air Lines, Inc. (a)	1,847
20	DigitalGlobe, Inc. (a)	559
19	Donaldson Co., Inc.	820
40	Dover Corp.	1,796
12	Dun & Bradstreet Corp.	876
31	Eaton Corp.	2,168
24	EMCOR Group, Inc. (a)	599
136	Emerson Electric Co.	6,316
18	EnerSys (a)	405
26	Equifax, Inc.	787
12	Esterline Technologies Corp. (a)	644
47	Expeditors International of Washington, Inc.	1,795
30	Fastenal Co.	1,513
52	FedEx Corp.	4,341
12	First Solar, Inc. (a)	1,348
12	Flowserve Corp.	1,141
43	Fluor Corp.	2,018
17	FTI Consulting, Inc. (a)	727
15	Gardner Denver, Inc.	683
22	General Cable Corp. (a)	686
59	General Dynamics Corp.	4,006
2,231	General Electric Co.	36,477
14	Genesee & Wyoming, Inc. - Class A (a)	504
25	Goodrich Corp.	1,735
21	Graco, Inc.	665
46	GrafTech International Ltd. (a)	764
16	Granite Construction, Inc.	474
24	Harsco Corp.	653
44	Hertz Global Holdings, Inc. (a)	500
38	Hexcel Corp. (a)	607
128	Honeywell International, Inc.	5,475
13	Hubbell, Inc. - Class B	554
25	IDEX Corp.	764
12	IHS, Inc. - Class A (a)	621
88	Illinois Tool Works, Inc.	4,086
19	Insituform Technologies, Inc. - Class A (a)	389
38	Iron Mountain, Inc.	932
37	ITT Corp.	1,786
34	Jacobs Engineering Group, Inc. (a)	1,420
21	JB Hunt Transport Services, Inc.	725
93	JetBlue Airways Corp. (a)	577
21	Joy Global, Inc.	1,071
24	Kansas City Southern (a)	916
15	Kaydon Corp.	563
42	KBR, Inc.	923
26	Kennametal, Inc.	733
15	Kirby Corp. (a)	591
21	Knight Transportation, Inc.	417
24	L-3 Communications Holdings, Inc.	1,983
15	Landstar System, Inc.	629
15	Lennox International, Inc.	671
15	Lincoln Electric Holdings, Inc.	837
53	Lockheed Martin Corp.	4,236
45	Manitowoc Co, Inc. (The)	537
17	Manpower, Inc.	777
74	Masco Corp.	988
56	McDermott International, Inc. (Panama) (a)	1,242
10	Middleby Corp. (a)	563
15	Moog, Inc. - Class A (a)	495
14	MSC Industrial Direct Co. - Class A	724
18	Navistar International Corp. (a)	975
8	Nordson Corp.	533
76	Norfolk Southern Corp.	4,291
47	Northrop Grumman Corp.	2,843
15	Old Dominion Freight Line, Inc. (a)	535
21	Oshkosh Corp. (a)	746
25	Owens Corning (a)	833
76	PACCAR, Inc.	3,116
28	Pall Corp.	953
34	Parker Hannifin Corp.	2,090
24	Pentair, Inc.	825
43	Pitney Bowes, Inc.	974
25	Precision Castparts Corp.	2,918
57	Quanta Services, Inc. (a)	1,182
62	Raytheon Co.	3,249
11	Regal-Beloit Corp.	663
89	Republic Services, Inc.	2,592
30	Robert Half International, Inc.	759
31	Rockwell Automation, Inc.	1,656
34	Rockwell Collins, Inc.	1,984
31	Rollins, Inc.	659
20	Roper Industries, Inc.	1,160
49	RR Donnelley & Sons Co.	939
15	Ryder System, Inc.	674
25	Shaw Group, Inc. (The) (a)	853
21	Simpson Manufacturing Co., Inc.	614
15	Snap-On, Inc.	663
118	Southwest Airlines Co.	1,468
29	Spirit Aerosystems Holdings, Inc. - Class A (a)	565
14	SPX Corp.	827
19	Stericycle, Inc. (a)	1,114
32	SunPower Corp. - Class A (a)	423
13	Teledyne Technologies, Inc. (a)	511
32	Terex Corp. (a)	696
23	Tetra Tech, Inc. (a)	521
58	Textron, Inc.	1,199
15	Thomas & Betts Corp. (a)	575
25	Timken Co.	720
11	Toro Co. (The)	588
25	Towers Watson & Co. - Class A	1,150
14	TransDigm Group, Inc.	739
27	Trinity Industries, Inc.	590
8	Tyco International Ltd. (Switzerland)	290
40	UAL Corp. (a)	800
96	Union Pacific Corp.	6,857
118	United Parcel Service, Inc. - Class B	7,406
7	United Stationers, Inc. (a)	409
166	United Technologies Corp.	11,185
20	URS Corp. (a)	892
52	US Airways Group, Inc. (a)	459
28	USG Corp. (a)	491
36	UTi Worldwide, Inc. (British Virgin Islands)	520
9	Valmont Industries, Inc.	713
19	Verisk Analytics, Inc. - Class A (a)	575
16	WABCO Holdings, Inc. (a)	486
17	Wabtec Corp.	737
21	Waste Connections, Inc. (a)	739
76	Waste Management, Inc.	2,471
9	Watsco, Inc.	527
17	Werner Enterprises, Inc.	383
17	WESCO International, Inc. (a)	636
20	Woodward Governor Co.	574
14	WW Grainger, Inc.	1,424
		259,938

	Information Technology - 18.5%
132	Activision Blizzard, Inc.	1,419
28	Acxiom Corp. (a)	487
103	Adobe Systems, Inc. (a)	3,304
23	ADTRAN, Inc.	631
137	Advanced Micro Devices, Inc. (a)	1,174
66	Agilent Technologies, Inc. (a)	2,136
46	Akamai Technologies, Inc. (a)	1,827
15	Alliance Data Systems Corp. (a)	1,060
62	Altera Corp.	1,461
38	Amphenol Corp. - Class A	1,611
61	Analog Devices, Inc.	1,779
21	ANSYS, Inc. (a)	918
30	AOL, Inc. (a)	619
190	Apple, Inc. (a)	48,860
264	Applied Materials, Inc.	3,408
39	Ariba, Inc. (a)	587
47	Arris Group, Inc. (a)	516
28	Arrow Electronics, Inc. (a)	764
14	Atheros Communications, Inc. (a)	476
133	Atmel Corp. (a)	679
56	Autodesk, Inc. (a)	1,639
95	Automatic Data Processing, Inc.	3,884
39	Avnet, Inc. (a)	1,120
22	Benchmark Electronics, Inc. (a)	407
13	Blackboard, Inc. (a)	521
14	Blue Coat Systems, Inc. (a)	301
32	BMC Software, Inc. (a)	1,184
91	Broadcom Corp. - Class A	3,141
40	Broadridge Financial Solutions, Inc.	765
127	Brocade Communications Systems, Inc. (a)	692
85	CA, Inc.	1,721
11	CACI International, Inc. - Class A (a)	509
94	Cadence Design Systems, Inc. (a)	630
21	Cavium Networks, Inc. (a)	558
32	Ciena Corp. (a)	498
1,185	Cisco Systems, Inc. (a)	27,445
28	Citrix Systems, Inc. (a)	1,221
53	Cognizant Technology Solutions Corp. - Class A (a)	2,652
25	CommScope, Inc. (a)	705
29	Computer Sciences Corp.	1,450
72	Compuware Corp. (a)	590
13	Concur Technologies, Inc. (a)	550
42	Convergys Corp. (a)	459
285	Corning, Inc.	4,968
10	Cree, Inc. (a)	664
28	Cybersource Corp. (a)	719
45	Cypress Semiconductor Corp. (a)	513
368	Dell, Inc. (a)	4,905
24	Diebold, Inc.	696
17	Digital River, Inc. (a)	468
15	Dolby Laboratories, Inc. - Class A (a)	990
17	DST Systems, Inc.	651
230	eBay, Inc. (a)	4,924
85	Electronic Arts, Inc. (a)	1,403
389	EMC Corp. (a)	7,243
7	Equinix, Inc. (a)	644
19	F5 Networks, Inc. (a)	1,336
13	Factset Research Systems, Inc.	885
19	Fair Isaac Corp.	441
42	Fairchild Semiconductor International, Inc. (a)	420
67	Fidelity National Information Services, Inc.	1,844
35	Finisar Corp. (a)	532
36	Fiserv, Inc. (a)	1,712
40	FLIR Systems, Inc. (a)	1,140
25	Gartner, Inc. (a)	619
37	Genpact Ltd. (Bermuda) (a)	625
18	Global Payments, Inc.	759
47	Google, Inc. - Class A (a)	22,803
18	GSI Commerce, Inc. (a)	507
29	Harris Corp.	1,360
22	Hewitt Associates, Inc. - Class A (a)	820
486	Hewlett-Packard Co.	22,361
12	Hittite Microwave Corp. (a)	549
28	InterActiveCorp (a)	657
23	Informatica Corp. (a)	593
45	Ingram Micro, Inc. - Class A (a)	763
1,131	Intel Corp.	24,226
20	InterDigital, Inc. (a)	522
256	International Business Machines Corp.	32,067
24	International Rectifier Corp. (a)	503
41	Intersil Corp. - Class A	546
54	Intuit, Inc. (a)	1,930
13	Itron, Inc. (a)	867
48	Jabil Circuit, Inc.	657
27	Jack Henry & Associates, Inc.	649
67	JDS Uniphase Corp. (a)	771
102	Juniper Networks, Inc. (a)	2,715
33	KLA-Tencor Corp.	1,015
26	Lam Research Corp. (a)	984
22	Lender Processing Services, Inc.	747
21	Lexmark International, Inc. - Class A (a)	789
40	Linear Technology Corp.	1,118
150	LSI Corp. (a)	799
101	Marvell Technology Group Ltd. (Bermuda) (a)	1,917
16	Mastercard, Inc. - Class A	3,228
51	Maxim Integrated Products, Inc.	906
33	McAfee, Inc. (a)	1,049
64	MEMC Electronic Materials, Inc. (a)	726
35	Microchip Technology, Inc.	975
170	Micron Technology, Inc. (a)	1,545
22	MICROS Systems, Inc. (a)	752
31	Microsemi Corp. (a)	480
1,686	Microsoft Corp.	43,499
36	Molex, Inc.	762
35	Monster Worldwide, Inc. (a)	518
462	Motorola, Inc. (a)	3,165
22	National Instruments Corp.	708
59	National Semiconductor Corp.	829
55	NCR Corp. (a)	730
70	NetApp, Inc. (a)	2,638
20	Netlogic Microsystems, Inc. (a)	575
23	NeuStar, Inc. - Class A (a)	492
114	Novell, Inc. (a)	665
30	Novellus Systems, Inc. (a)	775
61	Nuance Communications, Inc. (a)	1,039
108	NVIDIA Corp. (a)	1,419
102	ON Semiconductor Corp. (a)	746
732	Oracle Corp.	16,521
35	Parametric Technology Corp. (a)	577
54	Paychex, Inc.	1,541
15	Plantronics, Inc.	449
13	Plexus Corp. (a)	443
70	PMC - Sierra, Inc. (a)	567
26	Polycom, Inc. (a)	781
15	Progress Software Corp. (a)	479
35	QLogic Corp. (a)	634
353	QUALCOMM, Inc.	12,553
27	Quest Software, Inc. (a)	523
21	Rackspace Hosting, Inc. (a)	370
26	Rambus, Inc. (a)	609
38	Red Hat, Inc. (a)	1,114
86	RF Micro Devices, Inc. (a)	413
22	Riverbed Technology, Inc. (a)	588
26	Rovi Corp. (a)	971
92	SAIC, Inc. (a)	1,581
18	Salesforce.com, Inc. (a)	1,558
46	SanDisk Corp. (a)	2,145
25	Sanmina-SCI Corp. (a)	381
90	Seagate Technology (Cayman Islands) (a)	1,382
28	Semtech Corp. (a)	493
13	Silicon Laboratories, Inc. (a)	591
42	Skyworks Solutions, Inc. (a)	669
24	SolarWinds, Inc. (a)	455
20	Solera Holdings, Inc.	694
20	SuccessFactors, Inc. (a)	445
18	Sybase, Inc. (a)	1,158
170	Symantec Corp. (a)	2,409
36	Synopsys, Inc. (a)	771
16	Taleo Corp. - Class A (a)	401
13	Tech Data Corp. (a)	528
30	Tekelec (a)	430
114	Tellabs, Inc.	1,026
41	Teradata Corp. (a)	1,310
53	Teradyne, Inc. (a)	582
237	Texas Instruments, Inc.	5,788
54	TIBCO Software, Inc. (a)	616
33	TiVo, Inc. (a)	298
50	Total System Services, Inc.	730
33	Trimble Navigation Ltd. (a)	948
14	Unisys Corp. (a)	325
22	Varian Semiconductor Equipment Associates, Inc. (a)	684
12	Veeco Instruments, Inc. (a)	458
20	VeriFone Systems, Inc. (a)	404
40	VeriSign, Inc. (a)	1,116
16	Viasat, Inc. (a)	514
81	Visa, Inc. - Class A	5,869
50	Vishay Intertechnology, Inc. (a)	453
16	VMware, Inc. - Class A (a)	1,059
14	WebMD Health Corp. (a)	637
46	Western Digital Corp. (a)	1,601
142	Western Union Co. (The)	2,266
304	Xerox Corp.	2,830
47	Xilinx, Inc.	1,149
232	Yahoo!, Inc. (a)	3,559
21	Zebra Technologies Corp. - Class A (a)	577
		446,938

	Materials - 3.9%
37	Air Products & Chemicals, Inc.	2,555
16	Airgas, Inc.	1,000
30	AK Steel Holding Corp.	449
17	Albemarle Corp.	732
201	Alcoa, Inc.	2,340
23	Allegheny Technologies, Inc.	1,258
33	Allied Nevada Gold Corp. (a)	632
16	Aptargroup, Inc.	638
15	Ashland, Inc.	804
20	Ball Corp.	985
26	Bemis Co., Inc.	746
16	Cabot Corp.	448
14	Carpenter Technology Corp.	545
28	Celanese Corp. - Class A	803
14	CF Industries Holdings, Inc.	960
27	Cliffs Natural Resources, Inc.	1,508
27	Coeur d'Alene Mines Corp. (a)	408
34	Commercial Metals Co.	529
8	Compass Minerals International, Inc.	607
36	Crown Holdings, Inc. (a)	846
11	Cytec Industries, Inc.	470
9	Domtar Corp.	551
231	Dow Chemical Co. (The)	6,216
14	Eastman Chemical Co.	845
41	Ecolab, Inc.	1,936
179	EI du Pont de Nemours & Co.	6,474
15	FMC Corp.	908
89	Freeport-McMoRan Copper & Gold, Inc.	6,234
9	Greif, Inc. - Class A	493
75	Hecla Mining Co. (a)	404
46	Huntsman Corp.	459
17	International Flavors & Fragrances, Inc.	756
85	International Paper Co.	1,975
15	Intrepid Potash, Inc. (a)	370
11	Lubrizol Corp.	974
9	Martin Marietta Materials, Inc.	839
27	MeadWestvaco Corp.	645
109	Monsanto Co.	5,545
36	Mosaic Co. (The)	1,662
29	Nalco Holding Co.	657
4	NewMarket Corp.	412
93	Newmont Mining Corp.	5,005
62	Nucor Corp.	2,669
24	Olin Corp.	460
36	Owens-Illinois, Inc. (a)	1,092
25	Packaging Corp. of America	553
32	Pactiv Corp. (a)	915
31	PPG Industries, Inc.	1,986
60	Praxair, Inc.	4,656
17	Reliance Steel & Aluminum Co.	780
11	Rock-Tenn Co. - Class A	566
14	Rockwood Holdings, Inc. (a)	363
13	Royal Gold, Inc.	652
30	RPM International, Inc.	594
16	Scotts Miracle-Gro Co. (The) - Class A	711
27	Sealed Air Corp.	563
15	Sensient Technologies Corp.	415
22	Sherwin-Williams Co. (The)	1,686
21	Sigma-Aldrich Corp.	1,119
16	Silgan Holdings, Inc.	456
32	Solutia, Inc. (a)	485
21	Sonoco Products Co.	649
28	Southern Copper Corp.	825
56	Steel Dynamics, Inc.	822
26	Temple-Inland, Inc.	549
31	Titanium Metals Corp. (a)	548
33	United States Steel Corp.	1,558
22	Valspar Corp.	690
25	Vulcan Materials Co.	1,262
12	Walter Energy, Inc.	952
41	Weyerhaeuser Co.	1,746
29	Worthington Industries, Inc.	427
15	WR Grace & Co. (a)	384
		93,756

	Telecommunication Services - 2.7%
10	AboveNet, Inc. (a)	459
82	American Tower Corp. - Class A (a)	3,323
1,217	AT&T, Inc.	29,573
60	CenturyLink, Inc.	2,060
62	Crown Castle International Corp. (a)	2,296
104	Frontier Communications Corp.	827
31	Leap Wireless International, Inc. (a)	506
451	Level 3 Communications, Inc. (a)	604
97	MetroPCS Communications, Inc. (a)	872
36	NII Holdings, Inc. (a)	1,313
302	Qwest Communications International, Inc.	1,582
28	SBA Communications Corp. - Class A (a)	925
497	Sprint Nextel Corp. (a)	2,550
26	Syniverse Holdings, Inc. (a)	515
22	Telephone & Data Systems, Inc.	723
34	tw telecom, Inc. (a)	595
575	Verizon Communications, Inc.	15,824
111	Windstream Corp.	1,184
		65,731

	Utilities - 3.6%
122	AES Corp. (The) (a)	1,253
19	AGL Resources, Inc.	694
45	Allegheny Energy, Inc.	921
17	Allete, Inc.	587
24	Alliant Energy Corp.	771
57	Ameren Corp.	1,406
79	American Electric Power Co., Inc.	2,525
48	American Water Works Co., Inc.	976
47	Aqua America, Inc.	820
24	Atmos Energy Corp.	651
24	Avista Corp.	463
112	Calpine Corp. (a)	1,534
76	CenterPoint Energy, Inc.	1,035
22	Cleco Corp.	582
45	CMS Energy Corp.	661
48	Consolidated Edison, Inc.	2,044
37	Constellation Energy Group, Inc.	1,309
100	Dominion Resources, Inc.	3,896
25	DPL, Inc.	626
31	DTE Energy Co.	1,411
215	Duke Energy Corp.	3,431
46	Edison International	1,489
17	Energen Corp.	753
28	Entergy Corp.	2,102
24	EQT Corp.	941
108	Exelon Corp.	4,169
47	FirstEnergy Corp.	1,655
41	Great Plains Energy, Inc.	720
32	Hawaiian Electric Industries, Inc.	703
17	IDACORP, Inc.	562
22	Integrys Energy Group, Inc.	995
13	ITC Holdings Corp.	685
50	MDU Resources Group, Inc.	935
53	Mirant Corp. (a)	658
15	National Fuel Gas Co.	729
16	New Jersey Resources Corp.	567
68	NextEra Energy, Inc. (a)	3,395
14	Nicor, Inc.	566
61	NiSource, Inc.	913
37	Northeast Utilities	960
13	Northwest Natural Gas Co.	572
20	NorthWestern Corp.	527
58	NRG Energy, Inc. (a)	1,354
26	NSTAR	913
66	NV Energy, Inc.	778
16	OGE Energy Corp.	583
15	Oneok, Inc.	667
60	Pepco Holdings, Inc.	968
61	PG&E Corp.	2,531
26	Piedmont Natural Gas Co., Inc.	661
23	Pinnacle West Capital Corp.	808
36	PNM Resources, Inc.	444
31	Portland General Electric Co.	586
73	PPL Corp.	1,884
46	Progress Energy, Inc.	1,775
81	Public Service Enterprise Group, Inc.	2,481
36	Questar Corp.	1,615
112	RRI Energy, Inc. (a)	495
26	SCANA Corp.	944
43	Sempra Energy	1,978
14	South Jersey Industries, Inc.	614
146	Southern Co.	4,774
19	Southwest Gas Corp.	563
55	TECO Energy, Inc.	855
28	UGI Corp.	732
29	Vectren Corp.	668
33	Westar Energy, Inc.	726
17	WGL Holdings, Inc.	575
23	Wisconsin Energy Corp.	1,127
81	Xcel Energy, Inc.	1,660
		85,951

	Total Common Stock - 99.4%
	(Cost $2,494,393)	2,398,692

	Exchange-Traded Funds - 0.2%
	SPDR Dow Jones Total Market ETF
70	(Cost $6,293)	5,722

	Tracking Stock (b) - 0.1%
	Consumer Discretionary - 0.1%
19	Liberty Media Corp. - Capital - Class A (a)	799
120	Liberty Media Corp. - Interactive - Class A (a)	1,556
14	Liberty Media Corp. - Starz - Class A (a)	732
	(Cost $2,966)	3,087

	Total Investments - 99.7%
	(Cost $2,503,652)	2,407,501
	Other Assets in Excess of Liabilities - 0.3%	7,425
	Net Assets - 100.0%	$2,414,926

REIT -	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

Securities are classified by sectors that represent broad groupings of related industries.

		Country Allocation*
	United States	98.3%
	Bermuda	0.7%
	Netherlands Antilles	0.6%
	Cayman Islands	0.2%
	Panama	0.1%
	Canada	0.1%
	Liberia	0.0%**
	Puerto Rico	0.0%**
	British Virgin Islands	0.0%**
	Switzerland	0.0%**

	*As a percentage of total investments. Subject to change daily.
	**Less than 0.1%

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of Trustees and subject to the ultimate supervision of the Board of Trustees.  Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously submitted prospectus.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$2,503,652	$53,387	$(149,538)	$(96,151)

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$2,399			$2,399
Exchange-Traded Funds	6	-	-	6
Tracking Stocks	3	-	-	3
Total	$2,408	$-	$-	$2,408

WREI | Wilshire US REIT ETF
Portfolio of Investments
May 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 100.0%
	Financials - 100.0%
219	Acadia Realty Trust	$3,918
15	Alexander's, Inc.	4,866
227	Alexandria Real Estate Equities, Inc.	14,887
898	AMB Property Corp.	23,285
283	American Campus Communities, Inc.	7,576
638	Apartment Investment & Management Co., Class A	13,162
295	Ashford Hospitality Trust, Inc. (a)	2,345
165	Associated Estates Realty Corp.	2,262
442	AvalonBay Communities, Inc.	43,343
603	BioMed Realty Trust, Inc.	10,257
753	Boston Properties, Inc.	57,740
705	Brandywine Realty Trust	8,171
339	BRE Properties, Inc.	13,852
350	Camden Property Trust	15,974
747	CBL & Associates Properties, Inc.	10,675
296	Cedar Shopping Centers, Inc.	2,034
365	Colonial Properties Trust	5,504
316	Corporate Office Properties Trust	11,980
505	Cousins Properties, Inc.	3,894
1,141	DCT Industrial Trust, Inc.	5,522
1,055	Developers Diversified Realty Corp.	12,069
822	DiamondRock Hospitality Co. (a)	7,513
422	Digital Realty Trust, Inc.	24,016
619	Douglas Emmett, Inc.	9,582
1,215	Duke Realty Corp.	14,434
309	DuPont Fabros Technology, Inc.	7,892
145	EastGroup Properties, Inc.	5,362
311	Education Realty Trust, Inc.	1,978
164	Equity Lifestyle Properties, Inc.	8,495
200	Equity One, Inc.	3,434
1,527	Equity Residential	68,914
162	Essex Property Trust, Inc.	17,047
475	Extra Space Storage, Inc.	7,144
282	Federal Realty Investment Trust	20,783
334	FelCor Lodging Trust, Inc. (a)	2,258
315	First Industrial Realty Trust, Inc. (a)	2,107
199	First Potomac Realty Trust	2,925
1,341	General Growth Properties, Inc.	18,801
169	Government Properties Income Trust	4,499
1,592	HCP, Inc.	50,721
670	Health Care REIT, Inc.	28,864
333	Healthcare Realty Trust, Inc.	7,636
669	Hersha Hospitality Trust	3,231
385	Highwoods Properties, Inc.	11,342
191	Home Properties, Inc.	9,288
668	Hospitality Properties Trust	15,030
3,326	Host Hotels & Resorts, Inc.	47,429
1,375	HRPT Properties Trust	9,226
468	Inland Real Estate Corp.	3,898
277	Kilroy Realty Corp.	9,113
2,043	Kimco Realty Corp.	29,215
342	Kite Realty Group Trust	1,676
349	LaSalle Hotel Properties	7,852
611	Liberty Property Trust	18,825
697	Macerich Co.	28,828
429	Mack-Cali Realty Corp.	14,148
158	Mid-America Apartment Communities, Inc.	8,632
157	Monmouth Real Estate Investment Corp., Class A	1,135
636	Nationwide Health Properties, Inc.	22,572
117	Parkway Properties, Inc.	1,971
111	Pebblebrook Hotel Trust (a)	2,278
295	Pennsylvania Real Estate Investment Trust	4,068
266	Post Properties, Inc.	6,671
2,569	ProLogis	29,235
100	PS Business Parks, Inc.	5,391
762	Public Storage	70,630
201	Ramco-Gershenson Properties Trust	2,173
478	Regency Centers Corp.	17,566
71	Saul Centers, Inc.	2,723
690	Senior Housing Properties Trust	14,380
1,523	Simon Property Group, Inc.	129,501
422	SL Green Realty Corp.	26,286
149	Sovran Self Storage, Inc.	5,368
93	Sun Communities, Inc.	2,751
537	Sunstone Hotel Investors, Inc.(a)	5,923
221	Tanger Factory Outlet Centers	9,198
274	Taubman Centers, Inc.	11,094
845	UDR, Inc.	17,179
65	Universal Health Realty Income Trust	2,117
509	U-Store-It Trust	4,184
849	Ventas, Inc.	39,861
982	Vornado Realty Trust	76,282
327	Washington Real Estate Investment Trust	9,607
651	Weingarten Realty Investors	13,580
	Total Investments - 100.0%
	(Cost $1,278,117)	1,339,178
	Liabilities in excess of Other Assets - 0.0%	(227)
	Net Assets - 100.0%	$1,338,951

REIT -	Real Estate Investment Trust

(a)	Non-income producing security.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.
Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of
Trustees and subject to the ultimate supervision of the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from March 3, 2010.

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$1,278,117	$77,567	$(16,506)	$61,061

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$1,339	$-	$-	$1,339
Total	$1,339	$-	$-	$1,339

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ J. Thomas Futrell
J. Thomas Futrell
Chief Executive Officer

Date:	July 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Thomas Futrell
  J. Thomas Futrell
  Chief Executive Officer

Date:	July 26, 2010

By:	/s/ Steven M. Hill
  Steven M. Hill
  Treasurer and Chief Financial Officer

Date:	July 26, 2010